The Core Equity Fund

The Growth Fund

The Value Fund
(formerly The Growth and
Income Fund)

The MidCap Growth Fund
(formerly The MidCap Fund)

The International Equity Fund

The Balanced Fund

The Bond Fund

The Short-Term
Government Fund

The National Tax-Free
Intermediate Bond Fund

The Missouri Tax-Free
Intermediate Bond Fund

The Kansas Tax-Free
Intermediate Bond Fund

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


THE COMMERCE  FUNDS

Service Shares Prospectus

March 1, 2001


                                   [GRAPHIC]



                         [LOGO OF COMMERCE FUNDS](TM)

                                    [PHOTO]

TABLE OF CONTENTS

        Overview of Each Fund
           Core Equity                             3
           Growth                                  7
           Value                                  11
           MidCap Growth                          15
           International Equity                   19
           Balanced                               24
           Bond                                   30
           Short-Term Government                  35
           National Tax-Free Intermediate Bond    40
           Missouri Tax-Free Intermediate Bond    45
           Kansas Tax-Free Intermediate Bond      50
        Investment Securities and Practices       55
        Account Policies and Features             64
           Buying Service Shares                  64
           Redeeming Service Shares               71
           General Policies                       73
        Business of the Commerce Funds            75
        Tax Information                           76
        Service Providers                         77

                                                 The Commerce Funds PAGE 1
                                                 ---------------
                                                                               .

The Commerce Funds

What These Funds Are: These Funds are mutual funds. A mutual fund is a pooled investment that gives you an opportunity to participate in financial markets. Each Fund is professionally managed. Each Fund has stated goals that it attempts to reach. However, as with all mutual funds, none of these Funds can offer guaranteed results. You could lose money in these Funds.

The Commerce Funds consists of eleven investment portfolios, each of which has a separate pool of assets with separate investment objectives and policies. This Prospectus offers Service Shares of The Commerce Funds.

The Core Equity Fund seeks capital appreciation and, secondarily, current income.

The Growth Fund seeks capital appreciation.

The Value Fund seeks capital appreciation and, secondarily, current income.

The MidCap Growth Fund seeks capital appreciation.

The International Equity Fund seeks total return with an emphasis on capital growth.

The Balanced Fund seeks total return through a balance of capital appreciation and current income consistent with preservation of capital.

The Bond Fund seeks total return through current income and, secondarily, capital appreciation.

The Short-Term Government Fund seeks current income consistent with preservation of principal.

The National Tax-Free Intermediate Bond Fund seeks current income exempt from federal income tax as is consistent with the preservation of capital.

The Missouri Tax-Free Intermediate Bond Fund seeks current income exempt from federal and, to the extent possible, from Missouri income taxes, as is consistent with the preservation of capital.

The Kansas Tax-Free Intermediate Bond Fund seeks current income exempt from federal and, to the extent possible, from Kansas income taxes, as is consistent with the preservation of capital.

What These Funds Are Not :
An investment in any of these Funds is not a bank deposit. Your investment is not insured or guaranteed by the FDIC or any other agency of the government.

 PAGE 2 The Commerce Funds
 ---------------
 .

Core Equity Fund
------------------------------------------------------------------

Michael E. Marks, CFA and Portfolio Manager

 . Joined Commerce in 1999
 . Fund manager since Fund inception
 . 7 years of experience




Please see the table on page 55 for more detailed information about the investment practices of the Core Equity Fund and the risks associated with those practices.
[GRAPHIC]
    Investment Objective
    ---------------------------------------

 . Seeks capital appreciation and, secondarily, current income.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------

 . Invests principally in stocks of companies whose valuation and earnings potentials are attractive.
 . Through a disciplined approach, the Fund seeks a blend of companies either selling below fair value or producing strong earnings leading to future capital appreciation.
 . Generally purchases common stock of companies whose characteristics are comparable to those included in the S&P 500 Index.
 . Invests, under normal market conditions, at least 65% of its total assets in equity securities, primarily common stock.

[GRAPHIC]
    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund's net asset value may fluctuate with movements in the equity market.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.

An investment in the Fund is not a deposit of Commerce Bank, N.A. (Commerce
Bank), and is not insured or guaranteed by the FDIC or any other governmental agency.



                                                 The Commerce Funds PAGE 3
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]

    Core Equity Fund Past Performance
    -------------------------------------------------------------------------

The Fund was recently organized and does not yet have a performance record as an investment company registered under the Investment Company Act of 1940 (the "Act"). The bar chart and table below provide some indication of the risks of investing in the Fund by showing the annual returns and long-term performance of the Personal Stock Fund (the "Common Trust Fund"), the predecessor common trust fund that, in all material respects, had the same investment objective, policies, guidelines and investment limitations as the Fund. The Common Trust Fund was not registered under the Act and therefore was not subject to certain investment restrictions imposed by the Act. If the Common Trust Fund had been registered under the Act, the performance shown may have been adversely affected. The performance is for periods before the effective date of this Prospectus.

The table shows the Common Trust Fund's performance from calendar year to calendar year for the past ten years. The table compares the Common Trust Fund's performance over time to that of a broad-based securities market index. The total return calculations in the bar chart and the table have been restated to include the estimated expenses of the Service Class but do not include waived fees or reimbursed expenses. Both charts assume reinvestment of dividends and distributions. Interests in the Common Trust Fund were sold to investors without a sales charge. The Service Shares' sales charge of 3.50% is not included in the bar chart below. However, the sales charge is included in the table below. If the Service Shares' sales charge of 3.50% had been included in the total return reflected in the bar chart, performance would be reduced. As with all mutual funds, how the Common Trust Fund performed in the past is not a prediction of how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]


                           2000             (4.55)%
                           1999              14.35%
                           1998              27.97%
                           1997              29.19%
                           1996              22.51%
                           1995              38.37%
                           1994             (0.45)%
                           1993               1.03%
                           1992               3.57%
                           1991              40.18%

              (percentage)
Best Calendar Quarter: 24.73%, 4th Quarter 1998
Worst Calendar Quarter: -14.67%, 3rd Quarter 1998

Average Annual Total Return as of 12/31/00

                          1 Year 5 Years 10 Years
Core Equity Fund
 Including Sales Charge*  -7.88% 16.35%   15.72%
S&P 500 Index**           -9.08% 18.30%   17.44%

 * The average annual total return calculation reflects a maximum sales charge of 3.50% for Service Shares.
** The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies.
The Index figures do not reflect any fees or expenses.

 PAGE 4 The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------
[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                             Core Equity Fund
                                                              Service Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                             3.50%
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                                    None
 Maximum Deferred Sales Charge (load) Imposed on Redemptions
  (1)                                                              None
 Redemption Fees                                                   None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                  0.75%
 Distribution (12b-1) Fees                                        0.25%
 Other Expenses                                                   0.31%
                                                                  -----
 Total Annual Fund Operating Expenses (2)                         1.31%
 Less: Fee Waiver (3)                                             0.02%
                                                                  -----
 Net Annual Fund Operating Expenses (4)                           1.29%
                                                                  =====

(1) A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2) The Fund's Total Annual Fund Operating Expenses are estimated based on expenses expected to be incurred by the Fund in the current fiscal year. The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to the extent necessary for the Core Equity Fund to maintain Total Annual Fund Operating Expenses of not more than 1.38% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(3) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.
(4) Net Annual Fund Operating Expenses are estimated based on expenses expected to be incurred by the Fund in the current fiscal year.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years
      $477   $749

                                                                       continued

                                                 The Commerce Funds PAGE 5
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------

[GRAPHIC]
    Core Equity Fund Financial Highlights
    -----------------------------------------------------------

The Fund commenced operations as of December 26, 2000. Therefore, financial highlights are unavailable for the Fund.



 PAGE 6 The Commerce Funds
 ---------------
 .

Growth Fund
--------------------------------------------------------------------------------


Joseph C. Williams III, CFA and Portfolio Manager

 . Joined Commerce in 1975
 . Fund manager since Fund inception
 . 24 years of experience


Please see the table on page 55 for more detailed information about the investment practices of the Growth Fund and the risks associated with those practices.

[GRAPHIC]

    Investment Objective
    -------------------------------------------------------------------------

 . Seeks capital appreciation.

[GRAPHIC]

    Primary Investment Strategies
    ---------------------------------------

 . Invests principally in stocks of companies that show above-average growth in earnings. The Fund's Adviser believes that investing in companies with strong earnings growth will lead to future capital appreciation.
 . Generally purchases common stock of companies whose characteristics are comparable to those included in the Russell 1000 Growth Index.
 . Invests, under normal market conditions, at least 65% of total assets in equity securities, primarily common stock.

[GRAPHIC]

    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.

Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund's net asset value may fluctuate with movements in the equity market.

Management Risk: A strategy used by the Adviser may fail to produce the intended results.


An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.


                                                 The Commerce Funds PAGE 7
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]

    Growth Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since inception of the Service Shares. The table compares the performance of the Fund's Service Shares over time to that of broad-based securities market indices. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]

                            2000            (11.53)%
                            1999             14.45%
                            1998             28.35%

                     (percentage)

Best Calendar Quarter: 24.91%, 4th Quarter 1998
Worst Calendar Quarter: -14.59%, 3rd Quarter 1998

The figures in the bar chart do not reflect any applicable sales charges. If these charges were reflected, returns would be less than shown.

Average Annual Total Return as of 12/31/00

                                     Since Inception
                             1 Year     (1/2/97)
Growth Fund
 Including Sales Charge*     -14.62%     12.49%
Russell 1000 Growth Index**  -22.37%     16.93%
S&P 500 Index***              -9.08%     17.20%

* The average annual total return calculation reflects a maximum sales charge of 3.50% for Service Shares.
** The Russell 1000 Growth Index replaced the S&P 500 Index as the Growth
   Fund's benchmark. The Fund made this change because the sector diversification in the Russell 1000 Growth Index is more comparable to that of the Fund. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any fees or expenses.
*** The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies. The Index figures do not reflect any fees or expenses.

 PAGE 8 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------

[GRAPHIC]

    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                               Growth Fund
                                                             Service Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases (as a
  percentage of offering price)                                        3.50%
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                                         None
 Maximum Deferred Sales Charge (load) Imposed on Redemptions
  (1)                                                                   None
 Redemption Fees                                                        None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                       0.75%
 Distribution (12b-1) Fees                                             0.25%
 Other Expenses
  Shareholder Servicing Fees (2)                               0.08%
  Other Operating Expenses                                     0.24%
 Total Other Expenses                                                  0.32%
                                                                     -------
 Total Annual Fund Operating Expenses (3)                              1.32%
 Less: Fee Waiver (4)                                                  0.02%
                                                                     -------
 Net Annual Fund Operating Expenses                                    1.30%
                                                                     =======

(1) A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.
(3) The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes, distribution fees and extraordinary expenses, during the current fiscal year to the extent necessary for the Growth Fund to maintain Total Annual Fund Operating Expenses of not more than 1.38% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(4) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
      $478   $752   $1,046   $1,883

                                                                       continued

                                                 The Commerce Funds PAGE 9
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------

[GRAPHIC]

    Growth Fund Financial Highlights
    ----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                               Year Ended 10/31
                                        --------------------------------------
      Service Shares                     2000        1999      1998    1997(d)
Net asset value, beginning of period     $38.07     $ 37.29   $34.50   $28.26
                                        -------     -------   ------   ------
Income from investment operations:
 Net investment income (loss)             (0.24)(c)   (0.12)   (0.01)    0.09
 Net realized and unrealized gains         4.15        6.37     5.05     6.25
                                        -------     -------   ------   ------
                                           3.91        6.25     5.04     6.34
                                        -------     -------   ------   ------
Distributions to shareholders:
 From net investment income                  --          --    (0.01)   (0.10)
 From net realized gains                  (3.94)      (5.47)   (2.24)      --
                                        -------     -------   ------   ------
                                          (3.94)      (5.47)   (2.25)   (0.10)
                                        -------     -------   ------   ------
Net asset value, end of period          $ 38.04     $ 38.07   $37.29   $34.50
                                        =======     =======   ======   ======
Total return(a)                          10.59%      17.97%   15.10%   22.47%
Net assets at end of period (in 000's)  $13,747     $14,468   $8,965   $5,758
Ratio of net expenses to average net
 assets                                   1.31%       1.33%    1.33%    1.36%(b)
Ratio of net investment income (loss)
 to average net assets                    (0.62)%     (0.36)%  (0.06)%  0.35%(b)
Ratios assuming no expense reductions:
 Ratio of expenses to average net
  assets                                  1.32%       1.33%    1.33%    1.36%(b)
 Ratio of net investment income (loss)
  to average net assets                   (0.61)%     (0.36)%  (0.06)%  0.35%(b)
Portfolio turnover rate                     50%         35%      53%      32%

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one full year are not annualized.
(b) Annualized.
(c) Calculated based on the average shares outstanding methodology.
(d) Service Shares were first offered to the public on January 2, 1997.

 PAGE 10 The Commerce Funds
 ---------------
 .

Value Fund (formerly The Growth and Income Fund)
--------------------------------------------------------------------------------

David W. Wente, Vice President and Portfolio Manager

 . Originally joined Commerce in 1993
 . Rejoined Commerce in 1996
 . Equity Analyst for the Fund since inception
 . Fund manager since 2000
 . 9 years of experience



Please see the table on page 55 for more detailed information about the investment practices of the Value Fund and the risks associated with those practices.
[GRAPHIC]

    Investment Objective
    -------------------------------------------------------------------------

 . Seeks capital appreciation and, secondarily, current income.

[GRAPHIC]

    Primary Investment Strategies
    ---------------------------------------

 . Invests principally in stocks of companies that are selling below fair market value compared to their future potential. The Fund seeks a higher return than the market index over time as the stocks it purchases rise in price to more normal valuations. The Fund utilizes a broadly diversified portfolio with value characteristics (low price/book and price/earnings ratios) to achieve capital appreciation and current income.
 . Generally purchases common stock of companies whose characteristics are comparable to those included in the Russell 1000 Value Index.
 . Invests, under normal market conditions, at least 65% of total assets in equity securities, primarily common stock.

[GRAPHIC]

    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund's net asset value may fluctuate with movements in the equity market.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

                                                 The Commerce Funds PAGE 11
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]

    Value Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since inception of the Service Shares. The table compares the performance of the Fund's Service Shares over time to that of broad-based securities market indices. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]

                            2000           15.84%
                            1999           (3.23)%
                            1998           (1.22)%

                     (percentage)

Best Calendar Quarter: 13.91%, 4th Quarter 1998
Worst Calendar Quarter: -19.83%, 3rd Quarter 1998

The figures in the bar chart do not reflect any applicable sales charges. If these charges were reflected, returns would be less than shown.

Average Annual Total Return as of 12/31/00

                                   Since Inception
                            1 Year    (3/3/97)
Value Fund
 Including Sales Charge*    11.78%      8.93%
Russell 1000 Value Index**   7.00%     14.42%
S&P 500 Index***            -9.08%     15.91%

* The average annual total return calculation reflects a maximum sales charge of 3.50% for Service Shares.
** The Russell 1000 Value Index replaced the S&P 500 Index as the Value Fund's primary benchmark; the Fund will no longer use both benchmarks. The Fund made this change because the Russell 1000 Value Index contains securities that are more comparable to those held in the Fund's portfolio than the S&P 500 Index. The Russell 1000 Value Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization, with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any fees or expenses.
*** The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies. The Index figures do not reflect any fees or expenses.


 PAGE 12 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------

[GRAPHIC]

    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                               Value Fund
                                                             Service Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases (as a
  percentage of offering price)                                        3.50%
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                                         None
 Maximum Deferred Sales Charge (load) Imposed on Redemptions
  (1)                                                                   None
 Redemption Fees                                                        None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                       0.75%
 Distribution (12b-1) Fees                                             0.25%
 Other Expenses
  Shareholder Servicing Fees (2)                               0.05%
  Other Operating Expenses                                     0.34%
 Total Other Expenses                                                  0.39%
                                                                     -------
 Total Annual Fund Operating Expenses (3)                              1.39%
 Less: Fee Waiver (4)                                                  0.02%
                                                                     -------
 Net Annual Fund Operating Expenses                                    1.37%
                                                                     =======

(1) A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.
(3) The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes, distribution fees and extraordinary expenses, during the current fiscal year to the extent necessary for the Value Fund to maintain Total Annual Fund Operating Expenses of not more than 1.45% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(4) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
       $485  $773   $1,082   $1,958

                                                                       continued

                                                 The Commerce Funds PAGE 13
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------
[GRAPHIC]

    Value Fund(d) Financial Highlights
    ----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                            Year Ended 10/31
                                         ---------------------------  3/3/97(e) through
        Service Shares                    2000       1999     1998        10/31/97
Net asset value, beginning of
 period                                  $ 21.41    $ 21.73  $ 21.81       $ 18.00
                                         -------    -------  -------       -------
Income from investment
 operations:
 Net investment income                      0.12(c)    0.11     0.16          0.12
 Net realized and unrealized gain (loss)    3.45      (0.11)   (0.09)         3.80
                                         -------    -------  -------       -------
                                            3.57         --     0.07          3.92
                                         -------    -------  -------       -------
Distributions to shareholders:
 From net investment income                (0.10)     (0.09)   (0.11)        (0.11)
 From net realized gains                      --      (0.23)   (0.04)           --
                                         -------    -------  -------       -------
                                           (0.10)     (0.32)   (0.15)        (0.11)
                                         -------    -------  -------       -------
Net asset value, end of period           $ 24.88    $ 21.41  $ 21.73       $ 21.81
                                         =======    =======  =======       =======
Total return(a)                           16.72%      0.02%    0.30%        21.81%
Net assets at end of period (in
 000's)                                  $ 1,067    $   989  $ 1,365       $ 2,588
Ratio of net expenses to average
 net assets                                1.38%      1.40%    1.41%         1.45%(b)
Ratio of net investment income
 to average
 net assets                                0.52%      0.42%    0.60%         1.02%(b)
Ratios assuming no expense
 reductions:
 Ratio of expenses to average net
  assets                                   1.40%      1.40%    1.41%         2.27%(b)
 Ratio of net investment income
  to average net assets                    0.51%      0.42%    0.60%         0.20%(b)
Portfolio turnover rate                      88%        64%      55%            5%

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one full year are not annualized.
(b) Annualized.
(c) Calculated based on the average shares outstanding methodology.
(d) As of August 14, 2000, the Fund's name changed from Growth and Income Fund to the Value Fund.
(e) Commencement of operations.

 PAGE 14 The Commerce Funds
 ---------------
 .

MidCap Growth Fund (formerly The MidCap Fund)
--------------------------------------------------------------------------------


Paul D. Cox,
CFA and
Portfolio Manager

 . Joined Commerce in 1989
 . Fund manager since Fund inception
 . Director of Equity Management
 . 21 years of experience

Please see the table on page 55 for more detailed information about the investment practices of the MidCap Growth Fund and the risks associated with those practices.

[GRAPHIC]

    Investment Objective
    -------------------------------------------------------------------------

 . Seeks capital appreciation.

[GRAPHIC]

    Primary Investment Strategies
    ---------------------------------------

 . Invests principally in stocks of companies that show the potential for above-average earnings growth. The Fund seeks capital appreciation by investing in companies that exhibit high rates of profitability, earnings growth and corporate reinvestment.
 . Generally invests in stocks of companies whose characteristics are comparable to those included in the Russell Midcap Growth Index. Currently, the size of those companies is generally below $20 billion.
 . Invests, under normal market conditions, at least 65% of its total assets in equity securities, primarily common stocks.

[GRAPHIC]

    Primary Risks of Investing in the Fund
    ---------------------------------------
Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Mid-Cap and Small-Cap Risk: Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these company stocks may trade less often and in limited volume compared to stocks trading on a national securities exchange. Security prices of these company stocks may be more volatile than the prices of larger company stocks. As a result, this Fund's net asset value may be subject to rapid and substantial changes if it invests in these stocks.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund's net asset value may fluctuate with movements in the equity market.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

                                                 The Commerce Funds PAGE 15
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]

    MidCap Growth Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since inception of the Service Shares. The table compares the performance of the Fund's Service Shares over time to that of broad-based securities market indices. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future.

Year-by-Year Total Returns as of 12/31 Each Year



                                    [GRAPH]

                           2000              (5.74)%
                           1999              25.56%
                           1998              16.92%

                     (percentage)

Best Calendar Quarter: 21.84%, 4th Quarter 1998
Worst Calendar Quarter: -16.11%, 4th Quarter 2000

The figures in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be less than shown.

Average Annual Total Return as of 12/31/00

                                     Since Inception
                             1 Year     (1/2/97)
MidCap Growth Fund
 Including Sales Charge*      -9.04%     12.55%
Russell Midcap Growth
 Index**                     -11.71%     17.84%
S&P 400 Mid-Cap Index***      17.45%     20.72%

* The average annual total return calculation reflects a maximum sales charge of 3.50% for Service Shares.
** The Russell Midcap Growth Index replaced the S&P 400 Mid-Cap Index as the
   MidCap Growth Fund's benchmark. The Fund made this change because the Russell Midcap Growth Index contains securities that are more comparable to those held in the Fund's portfolio. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any fees or expenses.
*** The S&P 400 Mid-Cap Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index figures do not reflect any fees or expenses.

 PAGE 16 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------

[GRAPHIC]

    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                        MidCap Growth Fund
                                                          Service Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases (as a
  percentage of offering price)                                       3.50%
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                                        None
 Maximum Deferred Sales Charge (load) Imposed on
  Redemptions (1)                                                      None
 Redemption Fees                                                       None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                      0.75%
 Distribution (12b-1) Fees                                            0.25%
 Other Expenses
  Shareholder Servicing Fees (2)                            0.07%
  Other Operating Expenses                                  0.33%
 Total Other Expenses                                                 0.40%
                                                                  ---------
 Total Annual Fund Operating Expenses                                 1.40%
 Less: Fee Waiver (3)                                                 0.02%
                                                                  ---------
 Net Annual Fund Operating Expenses                                   1.38%
                                                                  =========

(1) A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder
    Administrative Services Plan.
(3) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
       $486    $776  $1,087   $1,969

                                                                       continued

                                                 The Commerce Funds PAGE 17
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------

[GRAPHIC]

    MidCap Growth Fund(d) Financial Highlights
    -----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                            Year Ended 10/31
                                    -----------------------------------------
      Service Shares                 2000        1999        1998    1997(e)
Net asset value, beginning of
 period                             $ 39.75     $ 32.40    $  32.94  $  28.64
                                    -------     -------    --------  --------
Income from investment operations:
 Net investment loss                  (0.44)(c)  (0.31)(c)    (0.16)    (0.11)
 Net realized and unrealized gains     9.82       9.27 (c)     1.42      4.41
                                    -------     -------    --------  --------
                                       9.38        8.96        1.26      4.30
                                    -------     -------    --------  --------
Distributions to shareholders:
 From net realized gains              (6.02)      (1.61)      (1.80)       --
                                    -------     -------    --------  --------
Net asset value, end of period      $ 43.11     $ 39.75    $  32.40  $  32.94
                                    =======     =======    ========  ========
Total return(a)                      25.88%      28.63%       3.68%    15.01%
Net assets at end of period (in
 000's)                             $ 4,340     $ 3,384    $  1,236  $    658
Ratio of net expenses to average
 net assets                           1.39%       1.39%       1.41%     1.48%(b)
Ratio of net investment loss to
 average net assets                 (1.05)%     (0.86)%     (0.82)%   (0.95)%(b)
Ratios assuming no expense
 reductions:
 Ratio of expenses to average net
  assets                              1.40%       1.39%       1.41%     1.48%(b)
 Ratio of net investment loss to
  average net assets                (1.04)%     (0.86)%     (0.82)%   (0.95)%(b)
Portfolio turnover rate                112%         98%         76%       89%

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total return for periods less than one full year are not annualized.
(b) Annualized.
(c) Calculated based on the average shares outstanding methodology.
(d) As of August 14, 2000, the Fund's name was changed from the MidCap Fund to the MidCap Growth Fund.
(e) Service Shares were first offered to the public on January 2, 1997.

 PAGE 18 The Commerce Funds
 ---------------
 .

International Equity Fund
--------------------------------------------------------------------------------

The International Equity Fund is sub-advised by T. Rowe Price International,
Inc.

The Sub-Adviser's Investment Advisory Group has day-to-day responsibility for managing the portfolio and developing and executing the Fund's investment program.




Please see the table on page 55 for more detailed information about the investment practices of the International Equity Fund and the risks associated with those practices.
[GRAPHIC]

    Investment Objective
    ---------------------------------------

 . Seeks total return with an emphasis on capital growth.

[GRAPHIC]

    Primary Investment Strategies
    ---------------------------------------

 . Invests at least 65% of total assets in common stock of established companies that conduct their principal activities or are located outside the United States or whose securities are traded in foreign markets.
 . The Fund will be invested in any of the non-U.S. regions of the global equity markets, including (but not limited to) the Far East and Europe. The Fund will invest in emerging markets, such as Latin America, on an opportunistic basis.
 . Focuses on purchasing securities of large and, to a lesser extent, medium-sized companies, although stocks may be purchased without regard to a company's market capitalization. Stocks of medium-sized companies will be purchased on an opportunistic basis.
 . Focuses on investing in stocks with superior growth prospects at a reasonable price. The Fund favors companies with one or more of the following characteristics: leading market positions; attractive business niche; strong franchise or natural monopoly; technological leadership or proprietary advantages; seasoned management; earnings growth and cash flow sufficient to support growing dividends; and healthy balance sheets with relatively low debt.
 . While investing with an awareness of the global economic backdrop and the outlook for individual countries, the Fund focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the Fund may limit investments in markets that appear to have poor overall prospects.
 . May also invest in other types of securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options.
 . May invest freely in securities of foreign issuers in the form of sponsored and unsponsored American Depositary Receipts and European Depositary Receipts. . May sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

                                                 The Commerce Funds PAGE 19
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------


[GRAHIC]
    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money. International funds, in general, have volatile net asset values. The Fund may not be an appropriate investment if you cannot bear financially the loss of at least a significant portion of your investment.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund's net asset value may fluctuate with movements in the various international equity markets.
Management Risk: A strategy used by the Sub-Adviser may fail to produce the intended results. The Sub-Adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance in rising markets. Currency Risk: This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund's holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are unpredictable and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Risk: Foreign securities can be riskier and more volatile than U.S. securities. Adverse political, social and economic developments in foreign countries or changes in the value of foreign currency can make it harder for the portfolio to sell its securities and could reduce the value of your shares. Changes in or the lack of tax, accounting and regulatory standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Also, the costs of investing abroad are usually higher than those of investing within the United States.
Emerging Market Risk: To the extent that the Fund has investments in emerging market countries, it will potentially be subject to abrupt and severe price declines. Investments in these countries are much riskier than those in mature countries. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.
Futures/Options Risk: To the extent the Fund uses futures and options, it is exposed to additional volatility and potential losses.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

 PAGE 20 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------
[GRAPHIC]

    International Equity Fund Past Performance
    -----------------------------------------------------------
The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since inception of the Service Shares. The table compares the performance of the Fund's Service Shares over time to that of a broad-based securities market index. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]

                          2000              -16.75%
                          1999               31.57%
                          1998               15.24%

                     (percentage)

Best Calendar Quarter: 22.67%, 4th Quarter 1999
Worst Calendar Quarter: -13.34%, 3rd Quarter 1998

The figures in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be less than shown.

Average Annual Total Return as of 12/31/00

                                   Since Inception
                           1 Year     (1/2/97)
International Equity Fund
 Including Sales Charge*   -19.64%      5.47%
MSCI EAFE Index**          -13.92%      7.69%

* The average annual total return calculation reflects a maximum sales charge of 3.50% for Service Shares.
** The MSCI EAFE Index is an unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Index figures do not reflect any fees or expenses.
                                                                       continued

                                                 The Commerce Funds PAGE 21
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------

[GRAPHIC]

    Fees and Expenses
    -----------------------------------------------------------
The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                   International Equity Fund
                                                        Service Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                                  3.50%
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                                         None
 Maximum Deferred Sales Charge (load) Imposed on
  Redemptions (1)                                                       None
 Redemption Fees                                                        None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees (2)                                                   1.50%
 Distribution (12b-1) Fees                                             0.25%
 Other Expenses
  Shareholder Servicing Fees (3)                          0.04%
  Other Operating Expenses                                0.38%
 Total Other Expenses                                                  0.42%
                                                                ------------
 Total Annual Fund Operating Expenses (4)                              2.17%
 Less: Fee Waivers (2) (5)                                             0.58%
                                                                ------------
 Net Annual Fund Operating Expenses                                    1.59%
                                                                ============

(1) A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2) The Adviser and Sub-Adviser have contractually agreed to waive a portion of their management fees at least until October 31, 2001. As a result of these fee waivers, Management Fees will be approximately 0.94% of average daily net assets.
(3) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.
(4) The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2001, to the extent necessary for the International Equity Fund to maintain Total Annual Fund Operating Expenses of not more than 1.97% of average daily net assets.
(5) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.
Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
      $506   $951   $1,422   $2,722


 PAGE 22 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------

[GRAPHIC]

    International Equity Fund Financial Highlights
    -----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                            Year Ended 10/31
                                    ---------------------------------------
      Service Shares                  2000        1999     1998    1997(d)
Net asset value, beginning of
 period                             $  27.30     $ 22.92  $ 22.06  $  21.70
                                    --------     -------  -------  --------
Income from investment operations:
 Net investment income (loss)          (0.08)(c)    0.10     0.05      0.01
 Net realized and unrealized gains      0.44        4.34     1.44      0.35
                                    --------     -------  -------  --------
                                        0.36        4.44     1.49      0.36
                                    --------     -------  -------  --------
Distributions to shareholders:
 From net investment income               --       (0.06)   (0.06)       --
 From net realized gains               (1.29)         --    (0.57)       --
                                    --------     -------  -------  --------
                                       (1.29)      (0.06)   (0.63)       --
                                    --------     -------  -------  --------
Net asset value, end of period      $  26.37     $ 27.30  $ 22.92  $  22.06
                                    ========     =======  =======  ========
Total return(a)                        1.03%      19.39%    6.88%     1.66%
Net assets at end of period (in
 000's)                             $    768     $   499  $   379  $    231
Ratio of net expenses to average
 net assets                            1.60%       1.78%    1.87%     1.97%(b)
Ratio of net investment income
 (loss) to average net assets        (0.29)%       0.33%    0.19%     0.14%(b)
Ratios assuming no expenses
 reductions:
 Ratio of expenses to average net
  assets                               2.17%       2.33%    2.39%     2.48%(b)
 Ratio of net investment loss to
  average net assets                 (0.84)%     (0.20)%  (0.33)%   (0.37)%(b)
Portfolio turnover rate                  47%         32%      22%       22%

(a) Assumes investment of the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one full year are not annualized.
(b) Annualized.
(c) Calculated based on the average shares outstanding methodology.
(d) Service Shares were first offered to the public on January 2, 1997.

                                                 The Commerce Funds PAGE 23
                                                 ---------------
                                                                               .

Balanced Fund
-------------------------------------------------------------------------

Scott M. Colbert, CFA and Portfolio Manager

 . Joined Commerce in 1993
 . Fund manager since Fund inception
 . Director of Fixed-Income Management
 . 14 years of experience

John Bartlett, CFA and Portfolio Manager

 . Joined Commerce in 1991
 . Fund manager since 2000
 . Director of Economics & Market Strategy
 . 23 years of experience


Please see the table on page 55 for more detailed information about the investment practices of the Balanced Fund and the risks associated with those practices.
[GRAPHIC]

    Investment Objective
    ---------------------------------------

 . Seeks total return through a balance of capital appreciation and current income, consistent with preservation of capital.

[GRAPHIC]

    Primary Investment Strategies
    ---------------------------------------

The Fund pursues its objective through investment in equities and fixed-income securities. The actual mix of equity and fixed-income securities will vary; however, under normal conditions, the Fund intends to invest 60% of its total assets in stocks and 40% in bonds. Ordinarily, investment in stocks could range as high as 75% of the total assets and as low as 42%.

Equity Investment Strategies
 . Utilizes a broadly diversified portfolio with both value (low price/book and price/earnings ratios) and growth (above average growth in earnings) characteristics to achieve capital appreciation and current income.
 . Generally purchases stocks of companies whose characteristics are comparable to those of the large and mid-cap sectors of the market (currently, the average market capitalizations of companies in the large and mid-cap sectors are $14.1 billion and $4.2 billion, respectively).

Fixed-Income Investment Strategies
 . Security Types: In seeking high current income and capital appreciation, the Fund invests in a diversified portfolio of investment-grade corporate debt obligations and obligations issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest up to 65% of its total assets in mortgage-backed and asset-backed securities.
 . Credit Quality: Invests at least 65% of its total assets in fixed-income securities (bonds) rated at the time of purchase A- or better by one of the four major ratings services or considered by the Adviser to be of equivalent quality. The market-weighted average credit rating of the Fund's entire portfolio will be AA-/Aa3 or better.
 . Maturity Distribution: To achieve capital appreciation, the Fund's average effective duration will be within 30% of the duration of the Lehman Brothers Aggregate Bond Index, although the Fund has no restriction on the maximum or minimum duration of any individual security it holds. For

 PAGE 24 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------

 example, if the duration of the Lehman Brothers Aggregate Bond Index were 4.5 years, the Fund would have a duration of between 3.15 years and 5.85 years.
 . Actively manages credit and sector allocations to enhance returns relative to the unmanaged benchmark.

[GRAPHIC]

    Primary Risks of Investing in the Fund
    -------------------------------------------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.
Interest Rate Risk: Generally, the market value of fixed-income securities in the Fund can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund's share price will go up or down in response to interest rate changes.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.
Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. A bond's credit rating could be downgraded. The Fund could lose money in either of these instances.
Asset-Backed Risk: Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid and therefore more difficult to value and liquidate, if necessary.
Mortgage-Backed Risk: In addition to prepayment, call and extension risks, mortgage-backed securities may be subject to special risks, including price volatility, liquidity, and enhanced sensitivity to interest rates.
Call Risk: An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
Extension Risk: An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and a Fund will also suffer from the inability to invest in higher-yielding securities.
                                                                       continued

                                                 The Commerce Funds PAGE 25
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------

Prepayment Risk: Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.
Maturity Risk: The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

 PAGE 26 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------

[GRAPHIC]

    Balanced Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since inception of the Service Shares. The table compares the performance of the Fund's Service Shares over time to that of broad-based securities market indices. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]

                           2000               (3.02)%
                           1999                4.96%
                           1998               12.92%

                     (percentage)

Best Calendar Quarter: 11.48%, 4th Quarter 1998
Worst Calendar Quarter: -8.34%, 3rd Quarter 1998

The figures in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be less than shown.

Average Annual Total Return as of 12/31/00

                                                              Since Inception
                                                       1 Year    (1/2/97)
Balanced Fund
 Including Sales Charge*                               -6.39%      7.53%
S&P 500 Index**                                        -9.08%     17.20%
Lehman Bros. Aggregate Bond Index***                   11.59%      7.18%
60% S&P 500/40% Lehman Bros. Aggregate Bond Index****  -0.99%     13.48%

* The average annual total return calculation reflects a maximum sales charge of 3.50% for Service Shares.
** The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies.
*** The Lehman Brothers Aggregate Bond Index is a broad market-weighted index comprised of three major classes of investment grade bonds with maturities greater than one year.
**** The 60% S&P 500/40% Lehman Brothers Aggregate Bond Index is a composite of the S&P 500 Index (with income) (weighted at 60%) and the Lehman Brothers Aggregate Bond Index (weighted at 40%).
The Index figures do not reflect any fees or expenses.
                                                                       continued

                                                 The Commerce Funds PAGE 27
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------

[GRAPHIC]

    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                                  Balanced Fund
                                                                 Service Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                                      3.50%
 Maximum Sales Charge (load) Imposed on Reinvested Distributions            None
 Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)            None
 Redemption Fees                                                            None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                           1.00%
 Distribution (12b-1) Fees                                                 0.25%
 Other Expenses
  Shareholder Servicing Fees (2)                                   0.14%
  Other Operating Expenses                                         0.35%
 Total Other Expenses                                                      0.49%
                                                                         -------
 Total Annual Fund Operating Expenses (3)                                  1.74%
 Less: Fee Waiver and Expense Reimbursement (4)                            0.51%
                                                                         -------
 Net Annual Fund Operating Expenses                                        1.23%
                                                                         =======

(1) A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.
(3) The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2001, such that the Net Annual Fund Operating Expenses are expected to be 1.23% for fiscal year 2001.
(4) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
      $471   $831   $1,215   $2,289


 PAGE 28 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------

[GRAPHIC]

    Balanced Fund Financial Highlights
    -----------------------------------------------------------
The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                                   Year Ended 10/31
                                             ---------------------------------
      Service Shares                          2000      1999    1998   1997(d)
Net asset value, beginning of period         $25.27    $27.01  $26.66  $23.25
                                             ------    ------  ------  ------
Income from investment operations:
 Net investment income                         0.55(c)   0.64    0.53    0.40
 Net realized and unrealized gains             1.57      1.22    1.65    3.42
                                             ------    ------  ------  ------
                                               2.12      1.86    2.18    3.82
                                             ------    ------  ------  ------
Distributions to shareholders:
 From net investment income                   (0.62)    (0.62)  (0.53)  (0.41)
 From net realized gains                      (0.92)    (2.98)  (1.30)     --
                                             ------    ------  ------  ------
                                              (1.54)    (3.60)  (1.83)  (0.41)
                                             ------    ------  ------  ------
Net asset value, end of period               $25.85    $25.27  $27.01  $26.66
                                             ======    ======  ======  ======
Total return(a)                               8.67%     7.38%   8.36%  16.53%
Net assets at end of period (in 000's)       $2,763    $2,735  $2,594  $1,219
Ratio of net expenses to average net assets   1.28%     1.38%   1.38%   1.38%(b)
Ratio of net investment income to average
 net assets                                   2.13%     2.47%   1.99%   2.13%(b)
Ratios assuming no expense reductions:
 Ratio of expenses to average net assets      1.74%     1.74%   1.74%   1.78%(b)
 Ratio of net investment income to average
  net assets                                  1.67%     2.11%   1.63%   1.73%(b)
Portfolio turnover rate                         53%       11%     68%     31%

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one full year are not annualized.
(b) Annualized.
(c) Calculated based on the average shares outstanding methodology.
(d) Service Shares were first offered to the public on January 2, 1997.

                                                 The Commerce Funds PAGE 29
                                                 ---------------
                                                                               .

Bond Fund
-------------------------------------------------------------------------

Scott M. Colbert, CFA and Portfolio Manager
 . Joined Commerce in 1993
 . Fund manager since Fund inception
 . Director of Fixed-Income Management
 . 14 years of experience

Duration is a linear measure of interest rate risk. For example, a portfolio with a duration of 2 years would lose 2% of its value if interest rates rose by 1%, or it would gain 2% if interest rates declined by 2%. A portfolio with a duration of 4 years would be twice as volatile as a portfolio with a duration of 2 years.


Please see the table on page 55 for more detailed information about the investment practices of the Bond Fund and the risks associated with those practices.

[GRAPHIC]

    Investment Objective
    ---------------------------------------

 . Seeks total return through current income and, secondarily, capital appreciation.

[GRAPHIC]

    Primary Investment Strategies
    ---------------------------------------

 . Credit Quality: Invests at least 65% of its total assets in fixed-income securities (bonds) rated at the time of purchase A- or better by one of the four major ratings services or considered by the Adviser to be of equivalent quality.
 . The market-weighted average credit rating of the Fund's entire portfolio will be AA-/Aa3 or better.
 . Security Types: In seeking current income and capital appreciation, the Fund invests in a diversified portfolio of investment-grade corporate debt obligations and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may invest up to 65% of its total assets in mortgage-backed and asset-backed securities.
 . Maturity Distribution: To achieve capital appreciation, the Fund's average effective duration will be within 30% of the duration of the Lehman Brothers Aggregate Bond Index, although the Fund has no restriction on the maximum or minimum duration of any individual security it holds. For example, if the duration of the Lehman Aggregate Bond Index were 4.5 years, the Fund's assets would have a duration of between 3.15 years and 5.85 years.

[GRAPHIC]

    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.
Interest Rate Risk: Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund's share price will go up or down in response to interest rate changes.

 PAGE 30 The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------
Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond's credit rating could be downgraded. The Fund could lose money in either of these instances. The Fund may invest up to 35% of its assets in obligations rated BBB or Baa by certain ratings services. These obligations are considered to have speculative characteristics and are riskier than higher-rated obligations.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.
Asset-Backed Risk: Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.
Mortgage-Backed Risk: Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to additional risks, including price volatility, liquidity, and enhanced sensitivity to interest rates.
Call Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and the Fund will also suffer from the inability to invest in higher-yielding securities. Prepayment Risk: Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.
U.S. Government Securities Risk: The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so.
Maturity Risk: The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

                                                                       continued

                                                 The Commerce Funds PAGE 31
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]

    Bond Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since inception of the Service Shares. The table compares the performance of the Fund's Service Shares over time to that of a broad-based securities market index. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-By-Year Total Returns as of 12/31 Each Year

                                    [GRAPH]


                         2000                 9.57%
                         1999                (1.17)%
                         1998                 7.95%
                     (percentage)

Best Calendar Quarter: 4.18%, 3rd Quarter 1998
Worst Calendar Quarter: -1.22%, 2nd Quarter 1999

The figures in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be less than shown.

Average Annual Total Return as of 12/31/00

                                     Since Inception
                              1 Year    (1/2/97)
Bond Fund
 Including Sales Charge*       5.76%      5.27%
Lehman Bros. Aggregate Bond   11.59%      7.18%
 Index**

* The average annual total return calculation reflects a maximum sales charge of 3.50% for Service Shares.
** The Lehman Brothers Aggregate Bond Index is a broad market-weighted index comprised of three major classes of investment-grade bonds with maturities greater than one year. The Index figures do not reflect any fees or expenses.


 PAGE 32 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------

[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                                Bond Fund
                                                             Service Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases (as a
  percentage of offering price)                                        3.50%
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                                         None
 Maximum Deferred Sales Charge (load) Imposed on Redemptions
  (1)                                                                   None
 Redemption Fees                                                        None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                       0.50%
 Distribution (12b-1) Fees                                             0.25%
 Other Expenses
  Shareholder Servicing Fees (2)                               0.05%
  Other Operating Expenses                                     0.23%
 Total Other Expenses                                                  0.28%
                                                                     -------
 Total Annual Fund Operating Expenses (3)                              1.03%
 Less: Fee Waiver (4)                                                  0.02%
                                                                     -------
 Net Annual Fund Operating Expenses                                    1.01%
                                                                     =======

(1) A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.
(3) The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes, distribution fees and extraordinary expenses, during the current fiscal year to the extent necessary for the Bond Fund to maintain Total Annual Fund Operating Expenses of not more than 1.13% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time. Total Annual Fund Operating Expenses are estimated based on fees and expenses expected to be incurred by the Fund in the current fiscal year.
(4) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
       $449    $664    $897   $1,564

                                                                       continued

                                                 The Commerce FundsPAGE 33
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------
[GRAPHIC]
    Bond Fund Financial Highlights
    -----------------------------------------------------------
The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                                 Year Ended 10/31
                                           ---------------------------------
      Service Shares                        2000      1999    1998   1997(d)
Net asset value, beginning of period       $18.57    $19.85  $19.43  $19.00
                                           ------    ------  ------  ------
Income from investment operations:
 Net investment income                       1.11(c)   1.11    1.11    0.94
 Net realized and unrealized gains (loss)   (0.15)    (1.05)   0.42    0.43
                                           ------    ------  ------  ------
                                             0.96      0.06    1.53    1.37
                                           ------    ------  ------  ------
Distributions to shareholders:
 From net investment income                 (1.14)    (1.11)  (1.11)  (0.94)
 From net realized gains                    (0.04)    (0.23)     --      --
                                           ------    ------  ------  ------
                                            (1.18)    (1.34)  (1.11)  (0.94)
                                           ------    ------  ------  ------
Net asset value, end of period             $18.35    $18.57  $19.85  $19.43
                                           ======    ======  ======  ======
Total return(a)                             5.44%     0.29%   8.05%   7.48%
Net assets at end of period (in 000s)      $1,181    $1,180  $1,059  $  739
Ratio of net expenses to average net
 assets                                     1.06%     1.06%   1.08%   1.10%(b)
Ratio of net investment income to average
 net assets                                 6.10%     5.80%   5.59%   5.67%(b)
Portfolio turnover rate                       26%       16%     30%     19%

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for the periods less than one full year are not annualized.
(b) Annualized.
(c) Calculated based on the average shares outstanding methodology.
(d) Service Shares were first offered to the public on January 2, 1997.

 PAGE 34 The Commerce Funds
 ---------------
 .

Short-Term Government Fund
------------------------------------------------------------------


Scott M. Colbert, CFA and Portfolio Manager

 . Joined Commerce in 1993
 . Fund manager since Fund inception
 . Director of Fixed-Income Management
 . 14 years of experience




Please see the table on page 55 for more detailed information about the investment practices of the Short-Term Government Fund and the risks associated with those practices.
[GRAPHIC]

    Investment Objective
    ---------------------------------------

 . Seeks current income consistent with preservation of principal.

[GRAPHIC]

    Primary Investment Strategies
    ---------------------------------------

The Fund employs the following strategies in an effort to achieve current income and principal preservation:

 . Security Types: Invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (including U.S. Treasury bills, notes and bonds) and government mortgage-backed securities (pools of mortgage loans sold to investors by various governmental agencies). May also purchase other mortgage-backed securities, which are sold to investors by private issuers.

 . Maturity Distribution: Emphasizes purchasing short-term bonds. The Fund invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and government mortgage-backed securities that have average lives or remaining maturities of five years or less.

 . Actively manages maturities to take advantage of changes in interest rates.
  The dollar-weighted average maturity of the Fund's investments will not exceed three years.

[GRAPHIC]

    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.
Interest Rate Risk: Generally, the market value of fixed-income securities in the Fund can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund's share price will go up or down in response to interest rate changes.

                                                 The Commerce Funds PAGE 35
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
Credit Risk: An issuer of fixed-income securities could default on its obligation to pay interest and repay principal. A bond's credit rating could be downgraded. The Fund could lose money in either of these instances.
Management Risk: A strategy used by the Adviser could fail to produce the intended results.
Mortgage-Backed Risk: In addition to prepayment, call and extension risks, mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to special risks, including price volatility, liquidity, and enhanced sensitivity to interest rates.
Call Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and the Fund will also suffer from the inability to invest in higher-yielding securities. Prepayment Risk: Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.
U.S. Government Securities Risk: The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so.
Maturity Risk: The Fund will not necessarily hold its securities to maturity, which could result in a loss of principal.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

 PAGE 36 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------
[GRAPHIC]

    Short-Term Government Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since inception of the Service Shares. The table compares the performance of the Fund's Service Shares over time to that of a broad-based securities market index. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-By-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]

                          2000                  8.26%
                          1999                  1.78%
                          1998                  6.87%
                     (percentage)

Best Calendar Quarter: 3.51%, 3rd Quarter 1998
Worst Calendar Quarter: 0.04%, 2nd Quarter 1999

The figures in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be less than shown.

Average Annual Total Return as of 12/31/00

                                                           Since Inception
                                                    1 Year    (1/2/97)
Short-Term Government Fund                          6.08%       5.34%
 Including Sales Charge*
Salomon Brothers 1-5 Year Treasury/Govt. Sponsored  9.09%       6.46%
 Index **

* The average annual total return calculation reflects a maximum sales charge of 2.00% for Service Shares.
** The Salomon Brothers 1-5 Year Treasury/Government Sponsored Index is comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any fees or expenses.
                                                                       continued

                                                 The Commerce Funds PAGE 37
                                                 ---------------
                                                                               .

------------------------------------------------------------------------

[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                                 Short-Term Government Fund
                                                                       Service Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                                                  2.00%
 Maximum Sales Charge (load) Imposed on Reinvested Distributions                        None
 Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)                        None
 Redemption Fees                                                                        None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                                       0.50%
 Distribution (12b-1) Fees                                                             0.25%
 Other Expenses
  Shareholder Servicing Fees (2)                                         0.04%
  Other Operating Expenses                                               0.35%
 Total Other Expenses                                                                  0.39%
                                                                               -------------
 Total Annual Fund Operating Expenses (3)                                              1.14%
 Less: Fee Waiver and Expense Reimbursement (4)                                        0.21%
                                                                               -------------
 Net Annual Fund Operating Expenses                                                    0.93%
                                                                               =============

(1) A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.
(3) The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2001, to 0.93% of the Fund's average daily net assets.
(4) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
       $293    $535    $795   $1,540

 PAGE 38 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------

[GRAPHIC]
    Short-Term Government Fund Financial Highlights
    -----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                                   Year Ended 10/31
                                             --------------------------------
      Service Shares                          2000      1999    1998  1997(d)
Net asset value, beginning of period         $18.07    $18.79  $18.48 $18.37
                                             ------    ------  ------ ------
Income from investment operations:
 Net investment income                         0.98(c)   1.00    1.06   0.92
 Net realized and unrealized gains (loss)      0.05     (0.72)   0.31   0.11
                                             ------    ------  ------ ------
                                               1.03      0.28    1.37   1.03
                                             ------    ------  ------ ------
Distribution to shareholders:
 From net investment income                  (0.99)    (0.99)  (1.06) (0.92)
 From net realized gains                         --    (0.01)      --     --
                                             ------    ------  ------ ------
                                             (0.99)    (1.00)  (1.06) (0.92)
                                             ------    ------  ------ ------
Net asset value, end of period               $18.11    $18.07  $18.79 $18.48
                                             ======    ======  ====== ======
Total return(a)                               5.89%     1.57%   7.67%  5.81%
Net assets at end of period                  $1,043    $1,022  $  968 $  450
Ratio of net expenses to average net assets   0.93%     0.93%   0.93%  0.93%(b)
Ratio of net investment income to average
 net assets                                   5.47%     5.46%   5.63%  5.64%(b)
Ratios assuming no expense reductions:
 Ratio of expenses to average net assets      1.17%     1.17%   1.29%  1.36%(b)
 Ratio of net investment income to average
  net assets                                  5.23%     5.22%   5.28%  5.21%(b)
Portfolio turnover rate                         39%       10%     48%    36%

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one full year are not annualized.
(b) Annualized.
(c) Calculated based on the average shares outstanding methodology.
(d) Service Shares were first offered to the public on January 2, 1997.

                                                 The Commerce Funds PAGE 39
                                                 ---------------
                                                                               .

National Tax-Free Intermediate Bond Fund
-------------------------------------------------------------------------

Brian P. Musielak, CFA and Portfolio Manager

 . Joined Commerce in 1995
 . Fund manager since 1999
 . 6 years of experience

Duration is a linear measure of interest rate risk. For example, a portfolio with a duration of 2 years would lose 2% of its value if interest rates rose by 1%, or it would gain 2% if interest rates declined by 2%. A portfolio with a duration of 4 years would be twice as volatile as a portfolio with a duration of 2 years.


Please see the table on page 55 for more detailed information about the investment practices of the National Tax-Free Intermediate Bond Fund and the risks associated with those practices.

[GRAPHIC]
    Investment Objective
    ---------------------------------------

 . Seeks current income exempt from federal income tax as is consistent with the preservation of capital.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------

The Fund employs the following strategies in an effort to achieve current income and capital preservation:
 . Security Types: Intends to invest primarily (at least 80%) in investment-grade municipal bonds issued by or on behalf of the states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. The Fund's 80% investment strategy is fundamental--meaning that it can only be changed by the holders of a majority of the outstanding voting securities of the Fund.
 . Up to 20% of the Fund's net assets may be invested in municipal obligations that are not exempt from regular federal income tax.
 . Credit Quality: The market-weighted average credit rating of the Fund's entire portfolio will be AA or better.
 . Maturity Distribution: Actively manages maturities to take advantage of changes in interest rates. The average weighted effective maturity of the Fund's portfolio securities will be three to ten years, under normal market conditions.
 . The average effective duration of the Fund will be within 30% of the duration of the Merrill Lynch Municipal Intermediate Index, although the Fund has no restriction as to the maximum or minimum duration of any individual security it holds. For example, if the duration of the Merrill Lynch Municipal Intermediate Index were 5.4 years, the Fund's assets would have a duration of between 3.78 years and 7.02 years.
 . Strives to minimize net realized capital gains.



 PAGE 40 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------
[GRAPHIC]
    Primary Risks of Investing in the Fund
    -----------------------------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.
Interest Rate Risk: Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up.
Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond's credit rating could be downgraded. The Fund could lose money in either of these instances.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.
Municipal Obligation Risk: Payment on municipal obligations held by the Fund relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust will be subject to statutory enforcement procedures and limitations on obtaining deficiency judgments. Moreover, collection of the proceeds from that foreclosure may be delayed and the amount of the proceeds received may not be enough to pay the principal or accrued interest on the defaulted municipal obligations.
Tax Risk: A fund that invests in municipal obligations may be more adversely impacted by changes in tax rates and policies than other funds.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

                                                                       continued

                                                 The Commerce Funds PAGE 41
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]
    National Tax-Free Intermediate Bond Fund Past Performance
    -----------------------------------------------------------

Service Shares of the Fund have less than one calendar year's performance. For this reason, the performance information shown below is for another class of shares (Institutional Shares) that is not offered in this Prospectus but would have similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that Service Shares have a 0.25% distribution (12b-1) fee and, unlike Institutional Shares, are subject to a maximum sales charge of 2.00%.

The chart and table below provide some indication of the risks of investing in the Fund by showing the annual returns and long-term performance of the Institutional Shares. The bar chart shows the performance of the Fund's Institutional Shares from calendar year to year since its inception. The table compares the Institutional Shares' performance over time to that of a broad-based securities market index. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how the Fund performed in the past is not a prediction of how it will perform in the future. The performance of the Institutional Shares reflects expense limitations in effect. If expense limitations were not in place, the performance of the Institutional Shares would have been reduced. The Service Shares' sales charge of 2.00% is not included in the bar chart below. However, the sales charge is included in the table below. Institutional Shares are not subject to a sales charge. If the Service Shares' sales charge of 2.00% had been included in the average annual total return reflected in the bar chart, performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)


                                    [GRAPH]

                        2000                   9.50%
                        1999                 (1.12)%
                        1998                   5.56%
                        1997                   6.54%
                        1996                   2.97%

                     (percentage)

Best Calendar Quarter: 3.71%, 4th Quarter 2000
Worst Calendar Quarter: -1.68%, 2nd Quarter 1999


Average Annual Total Return as of 12/31/00

                                                             Since Inception
                                              1 Year 5 Years    (2/21/95)
National Tax-Free Intermediate Bond Fund
 (Institutional Shares)
 Including Sales Charge*                      7.32%   4.21%       4.92%
Merrill Lynch Municipal Intermediate Index**  9.61%   5.59%       6.47%

* The average annual total return calculation reflects a maximum sales charge of 2.00% for Service Shares.
** The Merrill Lynch Municipal Intermediate Index is comprised of investment-grade municipal securities ranging from 1 to 12 years in maturity. The Index figures do not reflect any fees or expenses.

 PAGE 42 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------
[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                     National Tax-Free
                                                   Intermediate Bond Fund
                                                       Service Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                      2.00%
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                             None
 Maximum Deferred Sales Charge (load) Imposed on
  Redemptions (1)                                           None
 Redemption Fees                                            None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                           0.50%
 Distribution (12b-1) Fees                                 0.25%
 Other Expenses                                            0.31%
                                                           -----
 Total Annual Fund Operating Expenses (2)                  1.06%
 Less: Fee Waiver and Expense Reimbursement (3)            0.17%
                                                           -----
 Net Annual Fund Operating Expenses (4)                    0.89%
                                                           =====

(1) A deferred sales charge of 1.00% is assessed on certain redemptions of shares that are purchased with no initial Sales charge as part of an investment of $1,000,00 or more.
(2) The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2001, to 0.95% of the Fund's average daily net assets. Total Annual Fund Operating Expenses are estimated based on fees and expenses expected to be incurred by the Fund in the current fiscal year.
(3) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.
(4) Net Annual Fund Operating Expenses are estimated based on expenses expected to be incurred by the Fund in the current fiscal year.
Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years
      $289   $514

                                                                       continued

                                                 The Commerce Funds PAGE 43
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------

[GRAPHIC]
    National Tax-Free Intermediate Bond Fund Financial Highlights
    -----------------------------------------------------------


The Fund offered Service Shares as of December 26, 2000. Therefore, financial highlights are unavailable for the Service Shares of the Fund.

 PAGE 44 The Commerce Funds
 ---------------
 .

Missouri Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------

Brian P. Musielak, CFA and Portfolio Manager

 . Joined Commerce in 1995
 . Fund manager since 1999
 . 6 years of experience


Please see the table on page 55 for more detailed information about the investment practices of the Missouri Tax-Free Intermediate Bond Fund and the risks associated with those practices.
[GRAPHIC]
    Investment Objective
    ---------------------------------------

 . Seeks current income exempt from federal and, to the extent possible, from Missouri income taxes, as is consistent with the preservation of capital.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------

The Fund employs the following strategies in an effort to achieve current income and capital preservation:
 . Security Types: Under normal market conditions, invests at least 80% of its total assets in municipal obligations, 65% of which are issued by the State of Missouri and its political subdivisions. The Fund's 80% investment strategy is fundamental--meaning that it can only be changed by the holders of a majority of the outstanding voting securities of the Fund.
 . Seeks to maximize the proportion of its dividends that are exempt from both federal and Missouri income tax.
 . Strives to minimize net realized capital gains.
 . Maturity Distribution: Under normal market conditions, the average weighted maturity of the Fund's portfolio securities will be three to ten years.
 . Credit Quality: Actively manages maturities to take advantage of changes in interest rates. The market-weighted average credit rating of the Fund's entire portfolio will be AA or better.

[GRAPHIC]
    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.
Interest Rate Risk: Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund's share price will go up or down in response to interest rate changes.

                                                 The Commerce Funds PAGE 45
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond's credit rating could be downgraded. The Fund could lose money in either of these instances.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.
State-Specific Risk: The Fund invests its assets predominantly in Missouri obligations. The actual payment of principal and interest on these obligations is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. You should also be aware that provisions of the Missouri Constitution and other laws could result in certain adverse consequences affecting Missouri obligations.
Non-Diversified Risk: The Missouri Tax-Free Intermediate Bond Fund is non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives. When a Fund's assets are concentrated in obligations payable from revenues of similar projects issued by issuers located in the same state, or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.
Tax Risk: A fund that invests in municipal obligations may be more adversely impacted by changes in tax rates and policies than other funds. Dividends derived from interest on obligations of other governmental issuers are exempt from federal income tax but may be subject to Missouri income tax.
Municipal Obligation Risk: Payment on municipal obligations held by the Fund relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust will be subject to statutory enforcement procedures and limitations on obtaining deficiency judgments. Moreover, collection of the proceeds from that foreclosure may be delayed and the amount of the proceeds received may not be enough to pay the principal or accrued interest on the defaulted municipal obligations.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.


 PAGE 46 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------
[GRAPHIC]
    Missouri Tax-Free Intermediate Bond Fund Past Performance
    -----------------------------------------------------------

Service Shares of the Fund have less than one calendar year's performance. For this reason, the performance information shown below is for another class of shares (Institutional Shares) that is not offered in this Prospectus but would have similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that Service Shares have a 0.25% distribution (12b-1) fee and, unlike Institutional Shares, are subject to a maximum sales charge of 2.00%.

The chart and table below provide some indication of the risks of investing in the Fund by showing the annual returns and long-term performance of the Institutional Shares. The bar chart shows the performance of the Fund's Institutional Shares from calendar year to year since its inception. The table compares the Institutional Shares' performance over time to that of a broad-based securities market index. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how the Fund performed in the past is not a prediction of how it will perform in the future. The performance of the Institutional Shares reflects expense limitations in effect. If expense limitations were not in place, the performance of the Institutional Shares would have been reduced. The Service Shares' sales charge of 2.00% is not included in the bar chart below. However, the sales charge is included in the table below. Institutional Shares are not subject to a sales charge. If the Service Shares' sales charge of 2.00% had been included in the average annual total return reflected in the bar chart, performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year (Institutional Shares)

                                    [GRAPH]

                           2000                9.45%
                           1999              (1.00)%
                           1998                5.41%
                           1997                6.84%
                           1996                2.67%
                    (percentage)

Best Calendar Quarter: 3.69%, 4th Quarter 2000
Worst Calendar Quarter: -1.43%, 2nd Quarter 1999

Average Annual Total Return as of 12/31/00

                                                             Since Inception
                                              1 Year 5 Years    (2/21/95)
Missouri Tax-Free Intermediate Bond Fund
 (Institutional Shares)
 Including Sales Charge*                      7.26%   4.19%       4.83%
Merrill Lynch Municipal Intermediate Index**  9.61%   5.59%       6.47%

* The average annual total return calculation reflects a maximum sales charge of 2.00% for Service Shares.
** The Merrill Lynch Municipal Intermediate Index is comprised of investment-grade municipal securities ranging from 1 to 12 years in maturity. The Index figures do not reflect any fees or expenses.
                                                                       continued

                                                 The Commerce Funds PAGE 47
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------


The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                       Missouri Tax-Free
                                                     Intermediate Bond Fund
                                                         Service Shares
 Shareholder Fees
 (fees paid directly from your investment)
  Maximum Sales Charge (load) Imposed on Purchases
   (as a percentage of offering price)                       2.00%
  Maximum Sales Charge (load) Imposed on Reinvested
   Distributions                                              None
  Maximum Deferred Sales Charge (load) Imposed on
   Redemptions (1)                                            None
  Redemption Fees                                             None
 Annual Fund Operating Expenses
 (expenses deducted from Fund assets)
  Management Fees                                            0.50%
  Distribution (12b-1) Fees                                  0.25%
  Other Expenses                                             0.32%
                                                             -----
  Total Annual Fund Operating Expenses (2)                   1.07%
  Less: Fee Waiver and Expense Reimbursement (3)             0.22%
                                                             -----
  Net Annual Fund Operating Expenses (4)                     0.85%
                                                             =====

(1) A deferred sales charge of 1% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2) The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2001, to 0.90% of the Fund's average daily net assets. Total Annual Fund Operating Expenses are estimated based on fees and expenses expected to be incurred by the Fund in the current fiscal year.
(3) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.
(4) Net Annual Fund Operating Expenses are estimated based on fees and expenses expected to be incurred by the Fund in the current fiscal year.
Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years
      $285   $512

 PAGE 48 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------

[GRAPHIC]
    Missouri Tax-Free Intermediate Bond Fund Financial Highlights
    -----------------------------------------------------------

The Fund offered Service Shares as of December 26, 2000. Therefore, financial highlights are unavailable for the Service Shares of the Fund.

                                                 The Commerce Funds PAGE 49
                                                 ---------------
                                                                               .

Kansas Tax-Free Intermediate Bond Fund
-------------------------------------------------------------------------

Brian P. Musielak, CFA and Portfolio Manager

 . Joined Commerce in 1995
 . Fund manager since Fund inception
 . 6 years of experience



Please see the table onpage 55 for moredetailed informationabout the Kansas Tax-Free Intermediate Bond Fund and the risks associated with those practices. [GRAPHIC]
    Investment Objective
    ---------------------------------------

 . Seeks current income exempt from federal and, to the extent possible, from Kansas income taxes, as is consistent with the preservation of capital.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------

The Fund employs the following strategies in an effort to achieve current income and capital preservation:
 . Security Types: Under normal market conditions, invests at least 80% of its total assets in municipal obligations, 65% of which are issued by the State of Kansas and its political subdivisions. The Fund's 80% investment strategy is fundamental--meaning that it can only be changed by the holders of a majority of the outstanding voting securities of the Fund.
 . Seeks to maximize the proportion of its dividends that are exempt from both federal and Kansas income tax.
 . Strives to minimize net realized capital gains.
 . Credit Quality: Actively manages maturities to take advantage of changes in interest rates. The market-weighted average credit rating of the Fund's entire portfolio will be A or better.
 . Maturity Distribution: Under normal market conditions, the average weighted maturity of the Fund's portfolio securities will be five to ten years.

[GRAPHIC]
    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Market Risk: General economic conditions and/or the activities of individual issuers may cause the value of the securities in the Fund to increase or decrease.
Interest Rate Risk: Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund's share price will go up or down in response to interest rate changes.

 PAGE 50 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------
Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond's credit rating could be downgraded. The Fund could lose money in either of these instances.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.
State-Specific Risk: The Fund invests its assets predominantly in Kansas Obligations. The actual payment of principal and interest on these obligations is dependent on the Kansas legislature allotting money each fiscal year for these payments. You should also be aware that provisions of the Kansas Constitution and other laws could result in certain adverse consequences affecting Kansas Obligations.
Non-Diversified Risk: The Kansas Tax-Free Intermediate Bond Fund is non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives. When a Fund's assets are concentrated in obligations payable from revenues of similar projects issued by issuers located in the same state, or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.
Tax Risk: A fund that invests in municipal obligations may be more adversely impacted by changes in tax rates and policies than other funds. Dividends derived from interest on obligations of other governmental issuers are exempt from federal income tax but may be subject to Kansas income tax.
Municipal Obligation Risk: Payment on municipal obligations held by the Fund relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust will be subject to statutory enforcement procedures and limitations on obtaining deficiency judgments. Moreover, collection of the proceeds from that foreclosure may be delayed and the amount of the proceeds received may not be enough to pay the principal or accrued interest on the defaulted municipal obligations.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.
                                                                       continued

                                                 The Commerce Funds PAGE 51
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]
    Kansas Tax-Free Intermediate Bond Fund Past Performance
    -----------------------------------------------------------

The Fund was recently organized and does not yet have a performance record as an investment company registered under the Investment Company Act of 1940 (the "Act"). The bar chart and table below provide some indication of the risks of investing in the Fund by showing the annual returns and long-term performance of the Kansas Tax-Free Fund (the "Kansas Common Trust Fund"), the predecessor common trust fund that, in all material respects, had the same investment objective, policies, guidelines and investment limitations as the Fund. The Kansas Common Trust Fund was not registered under the Act and therefore was not subject to certain investment restrictions imposed by the Act. If the Kansas Common Trust Fund had been registered under the Act, the performance shown may have been adversely affected. The performance is for periods before the effective date of this Prospectus.
The table shows the Kansas Common Trust Fund's performance from calendar year to calendar year for the past ten years. The table compares the Kansas Common Trust Fund's performance over time to that of a broad-based securities market index. The total return calculations in the bar chart and the table have been restated to include the estimated expenses of the Service Class but do not include waived fees or reimbursed expenses. Both charts assume reinvestment of dividends and distributions. Interests in the Kansas Common Trust Fund were sold to investors without a sales charge. The Service Shares' sales charge of 2.00% is not included in the bar chart below. However, the sales charge is included in the table below. If the Service Shares' sales charge of 2.00% had been included in the total return reflected in the bar chart, performance would be reduced. As with all mutual funds, how the Kansas Common Trust Fund performed in the past is not a prediction of how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]


                           2000               7.31%
                           1999             (1.04)%
                           1998               4.43%
                           1997               5.81%
                           1996               2.42%
                           1995              11.99%
                           1994             (5.18)%
                           1993               6.82%
                           1992               4.94%
                           1991               7.89%
              (percentage)
Best Calendar Quarter: 5.09%, 1st Quarter 1995
Worst Calendar Quarter: -3.74%, 1st Quarter 1994

Average Annual Total Return as of 12/31/00

                            1 Year 5 Years 10 Years
Kansas Tax-Free
 Intermediate Bond Fund
 Including Sales Charge*    5.16%   3.33%   4.22%
Merrill Lynch Municipal
 Intermediate Index**       9.61%   5.59%   6.63%

 * The average annual total return calculation reflects a maximum sales charge of 2.00% for Service Shares.
** The Merrill Lynch Municipal Intermediate Index is comprised of investment-grade municipal securities ranging from 1 to 12 years in maturity. The Index figures do not reflect any fees or expenses.

 PAGE 52 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------

[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                      Kansas Tax-Free
                                                   Intermediate Bond Fund
                                                       Service Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                      2.00%
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                             None
 Maximum Deferred Sales Charge (load) Imposed on
  Redemptions (1)                                           None
 Redemption Fees                                            None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                           0.50%
 Distribution (12b-1) Fees                                 0.25%
 Other Expenses                                            0.55%
                                                           -----
 Total Annual Fund Operating Expenses (2)                  1.30%
 Less: Fee Waiver and Expense Reimbursement (3)            0.40%
                                                           -----
 Net Annual Fund Operating Expenses (4)                    0.90%
                                                           =====

(1) A deferred sales charge of 1% is assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(2) The Adviser has contractually agreed to waive fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, from exceeding 0.90% of the Fund's average daily net assets until October 31, 2001. Total Annual Fund Operating Expenses are estimated based on expenses expected to be incurred by the Fund in the current fiscal year.
(3) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.
(4) Net Annual Fund Operating Expenses are estimated based on expenses expected to be incurred by the Fund in the current fiscal year.
Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years
      $290   $565

                                                                       continued

                                                 The Commerce Funds PAGE 53
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------

[GRAPHIC]
    Kansas Tax-Free Intermediate Bond Fund Financial Highlights
    -----------------------------------------------------------

The Fund commenced operations as of December 26, 2000. Therefore, financial highlights are unavailable for the Fund.

 PAGE 54 The Commerce Funds
 ---------------
 .

  Investment Securities and Practices
  ----------------------------------------------------------------------

  This table shows some of the investment methods and securities that the Funds may use. The Funds' Statement of Additional Information (available on request) contains a more complete discussion of the securities and practices each Fund may use, and the risks involved. The Funds' Annual Report shows the securities and practices each Fund is currently using. We encourage you to obtain and read a copy of the Statement of Additional Information and the Annual Report should you have any questions about the Funds' investment policies. The investment securities and practices that are considered to be "principal" investment securities and practices are discussed above each Fund.

   Key:
   # = percent of total assets
     the Fund may invest        e= equity portion of the Balanced Fund
   a = permitted                f= fixed-income portion of the Balanced Fund
   x= not permitted

 -----------------------------------------------------------------------------

                                                                                     Short -
                                                                                      Term                     Kansas
                         Core                   MidCap  Internat'l                   Govern- National Missouri  Tax-
                        Equity  Growth   Value  Growth    Equity   Balanced   Bond    ment   Tax-Free Tax-Free  Free
  Investment Securities

   American Depositary
    Receipts            10(/2/) 10(/2/) 10(/2/) 10(/2/)     a       10e(/1/)   x       x          x        x       x
   Asset-Backed
    Securities            x       x       x       x         x       65f(/1/) 65(/4/)   x          x        x       x
   Convertible
    Securities             a       a       a       a        a         ae        a      x          x        x       x
   Corporate Debt
    Obligations           x       x       x       x         a       af(/1/)     a      x          x        x       x
   Emerging Market
    Securities            x       x       x       x         a         x        x       x          x        x       x
   Equity Securities       a       a       a       a        a         ae       x       x          x        x       x
   European Depositary
    Receipts              x       x       x       x         a         x        x       x          x        x       x
   Foreign Equity
    Securities          10(/2/) 10(/2/) 10(/2/) 10(/2/)     a       10e(/1/)   x       x          x        x       x
   Foreign Debt and
    Foreign Government
    Securities            x       x       x       x         a       20f(/1/)   20      x          x        x       x
   Hybrids                x       x       x       x         10        x        x       x          x        x       x
   Mortgage-Related
    Securities            x       x       x       x         x      65f (/1/) 65(/4/) a(/3/)       x        x       x
   Municipal
    Obligations           x       x       x       x         x      20f (/1/)   20      x      a(/5/)   a(/5/)  a(/5/)
   Stripped Securities    x       x       x       x         x         af        a      x          x        x       x
   U.S. Government
    Obligations            a       a       a       a        a         af        a    a(/3/)     a        a          a
   Variable and
    Floating Rate
    Instruments            a       a       a       a        a          a        a       a       a        a          a
   Zero Coupon Bonds       a       a       a       a        a         af        a       a       a        a          a

 -----------------------------------------------------------------------------

                                                 The Commerce Funds PAGE 55
                                                 ---------------
                                                                               .

 -----------------------------------------------------------------------------

                                                                                   Short -
                                                                                    Term                         Kansas
                             Core                MidCap Internat'l                 Govern- National   Missouri    Tax-
                            Equity Growth Value  Growth   Equity   Balanced  Bond   ment   Tax-Free   Tax-Free    Free
  Investment Practices

   Cross Hedging of
    Currencies                x      x      x      x        a         x       x       x       x          x         x
   Foreign Currency
    Exchange Contracts        x      x      x      x        a         x       x       x       x          x         x
   Futures Contracts &
    Related Options           a      a      a      a        a         af      a       x       a          a         a
   Interest Rate Swaps,
    Mortgage Swaps, Caps
    and Floors                x      x      x      x        x         af      a       a       a          a         a
   Mortgage Dollar Rolls      x      x      x      x        x         af      a       a       x          x         x
   Options on Foreign
    Currencies                x      x      x      x        a         x       x       x       x          x         x
   Options on Securities
    and Securities Indices    25     25     25     25       5         5       5       5       5(/6/)     5(/6/)    5(/6/)
   Repurchase Agreements    33 1/3 33 1/3 33 1/3 33 1/3   33 1/3    33 1/3  33 1/3 33 1/3   33 1/3     33 1/3    33 1/3
   Standby Commitments        x      x      x      x        x         x       x       x       a          a         a
   Unrated Obligations        x      x      x      x        x         x       x       x       10         10        10
   When-Issued and Forward
    Commitments               a      a      a      a        a         af      a       a       25         25        25

 -----------------------------------------------------------------------------

 (1) Of the fixed-income portion of its portfolio, the Balanced Fund may invest: (1) 65% in asset-backed and/or mortgage-backed securities; (2) 20% in municipal obligations; and (3) 20% in debt obligations of foreign issuers. Of the equity portion of its portfolio, the Balanced Fund may invest up to 10% in securities issued by foreign issuers, including ADRs.

 (2) The Core Equity, Growth, Value, and MidCap Growth Funds may invest up to 10% of their total assets in foreign securities, including ADRs.

 (3) At least 65% of the Short-Term Government Fund's investments will be in U.S. Government issued or guaranteed securities (including mortgage-related securities issued or guaranteed by the U.S. Government) that have average lives or remaining maturities of five years or less.

 (4) The Bond Fund may invest up to 65% of its total assets in asset-backed and/or mortgage-related securities.

 (5) The National, Missouri and Kansas Tax-Free Intermediate Bond Funds may invest up to 20% of their net assets in municipal obligations, the interest on which is exempt from regular federal income tax but is an item of tax preference for purposes of the federal alternative minimum tax.

 (6) The National, Missouri and Kansas Tax-Free Intermediate Bond Funds may not purchase put and call options or write covered call and put options on securities related to foreign currencies.

 PAGE 56 The Commerce Funds
 ---------------
 .

  Risks: The following chart summarizes the types of risks from which loss may result. More information about risks associated with the Funds provided on the following pages and in the Funds' Statement of Additional Information, which is available on request. The risks that are considered to be "principal" risks are discussed above under each Fund.

                                                                                Short -
                                                                                 Term                     Kansas
                             Core               MidCap Internat'l               Govern- National Missouri  Tax-
                            Equity Growth Value Growth   Equity   Balanced Bond  ment   Tax-Free Tax-Free  Free
  Risks:
   Asset-Backed Risk                                                  X      X
   Call Risk                                                          X      X      X
   Credit Risk                                                        X      X      X       X        X       X
   Currency Risk               X      X      X     X        X         X
   Emerging Market Risk                                     X
   Extension Risk                                                     X      X      X
   Euro Risk                   X      X      X     X        X         X
   Foreign Risk                X      X      X     X        X         X
   Futures/Options Risk                                     X
   Interest Rate Risk                                                 X      X      X       X        X       X
   Investment Risk             X      X      X     X        X         X      X      X       X        X       X
   Management Risk             X      X      X     X        X         X      X      X       X        X       X
   Market Risk                 X      X      X     X        X         X      X      X       X        X       X
   Maturity Risk                                                             X      X       X        X       X
   Mid-Cap and Small- Cap
    Risk                                           X        X         X
   Mortgage-Backed Risk                                               X      X      X
   Municipal Obligation
    Risk                                                                                    X        X       X
   Non-Diversified Risk                                                                              X       X
   Portfolio Turnover Risk     X      X      X     X        X         X      X      X       X        X       X
   Prepayment Risk                                                    X      X      X
   Short-Term Investing
    Risk                       X      X      X     X        X         X      X      X       X        X       X
   State-Specific Risk                                                                               X       X
   Tax Risk                                                                                 X        X       X
   U.S. Government
    Securities Risk                                                          X      X

  Asset-Backed Risk: Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater chance of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid and therefore more difficult to value and liquidate, if necessary. Ultimately, asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate

                                                 The Commerce Funds PAGE 57
                                                 ---------------
                                                                               .

holder frequently has no recourse against the entity that originated the loans or receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, default may require repossession of the personal property of the debtor, which may be difficult or impossible in some cases. Most issuers of automobile receivables permit the servicers to return possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the number of vehicles involved in a typical issuance and technical requirements under state law, the trustee for the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund's recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount owed.
Call Risk: An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. A bond's credit rating could be downgraded. A Fund could lose money in either of these instances. The Bond Fund may invest up to 35% of its assets in obligations rated BBB or Baa by certain ratings services. These obligations are considered to have speculative characteristics and are riskier than higher rated obligations.
Currency Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A decline in the value of a foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency. Exchange rate movements can be large and unpredictable and can last for extended periods. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of a foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. An increase in foreign interest rates or a decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.
Although a Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in

 PAGE 58 The Commerce Funds
 ---------------
 .

interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also may be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, the respective net currency positions of the International Equity Fund may expose it to risks independent of its securities positions. Although the net long and short foreign currency exposure of the International Equity Fund will not exceed its total asset value, to the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds investing in foreign securities are all subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.
The International Equity Fund may enter into foreign currency transactions in an effort to hedge all or any portion of its portfolio positions. Specifically, foreign currency contracts may be used for this purpose to reduce the level of volatility caused by changes in foreign currency exchange rates or when such transactions are economically appropriate for the reduction of risks in the ongoing management of the Fund. Although the contracts may be used to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. The Fund may also enter into foreign currency exchange contracts to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by the Fund. In addition, the International Equity Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser believes that there is a pattern of correlation between the currencies.
Emerging Market Risk: The International Equity Fund may invest its assets in countries with emerging economies or securities markets. To the extent that a Fund has investments in emerging market countries, it will be subject to abrupt and severe price declines. Many of the economic and political structures of these countries do not compare favorably with the United States in terms of wealth and stability, and their financial markets may lack liquidity. Investments in these countries are much riskier than those in mature countries. Most of these countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have failed in the past to recognize private property rights and at times have nationalized or expropriated the assets of private companies. As a result, the risks of investing in foreign securities, including the risks of

                                                 The Commerce Funds PAGE 59
                                                 ---------------
                                                                               .

nationalization and expropriation may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in certain countries and limited volume of trading in securities in those countries may make the Fund's investments in such countries illiquid and more volatile than investments in most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.
Extension Risk: An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and a Fund will also suffer from the inability to invest in higher-yielding securities.
Euro Risk: A single european common currency, the euro, was introduced on January 1, 1999. The move to a shared common currency shared by 11 diverse nations with varying economic and political systems carries risks for funds with significant investments in euro-denominated assets. (The participating nations are Germany, France, Italy, the Netherlands, Spain, Portugal, Austria, Belgium, Finland, Ireland, and Luxembourg.) The euro, or the economies of those countries, could be adversely affected if the European Economic and Monetary Union does not appear to be working smoothly. On the other hand, the euro may be beneficial over time by encouraging competition and productivity. Because of the number of countries using this single currency, a significant portion of the assets held by the Funds may be denominated in the euro.
Foreign Risk: Foreign securities can be riskier and more volatile than U.S. securities. Adverse political, social and economic developments in foreign countries (including the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions) or changes in the value of foreign currency can make it harder for the portfolio to sell its securities and could reduce the value of your shares. Changes in or the lack of tax, accounting, and regulatory standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Also, the costs attributable to investing abroad are usually higher than those of investing in the United States. These costs include higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less market liquidity, more market volatility and political and economic instability. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.
The International Equity, Balanced and Bond Funds may invest in foreign debt and in the securities of foreign governments. The risks of such investments include the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

 PAGE 60 The Commerce Funds
 ---------------
 .

The Core Equity, Growth, Value, MidCap Growth, International Equity and Balanced Funds may invest in ADRs, some of which may not be sponsored by the issuing institution. A non-sponsored depositary may not be required to disclose material information that a sponsored depositary would be required to provide under its contractual relationship with the issuer. Accordingly, there may not be a correlation between such information and the market value of such securities.
Futures/Options Risk: To the extent a Fund uses futures and options, it is exposed to additional volatility and potential losses. Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the option), or the obligation (where the investor writes (sells) the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be made or sold for any number of reasons, including: to manage fund exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income; as a cash management tool; to protect the value of portfolio securities; and to adjust portfolio duration. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed the fund's initial investment in such contracts.
Interest Rate Risk: Generally, the market value of fixed-income securities in a Fund can be expected to go up when interest rates go down and to go down when interest rates go up (although many mortgage related securities will have less potential than other debt securities for capital appreciation during period of declining rates). Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in a Fund, the more a Fund's share price will go up or down in response to interest rate changes.
Investment Risk: The value of your investment in a Fund may go up or down, which means that you could lose money.
Management Risk: A strategy used by the Adviser may fail to produce the intended results. The Adviser's assessment of companies whose securities are held by a Fund may prove incorrect, resulting in losses or poor performance, even under favorable market and interest rate conditions.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease. A Fund's NAV may fluctuate with movements in the equity markets. Maturity Risk: A Fund will not necessarily hold its securities to maturity, which could result in loss of principal.
Mid-Cap and Small-Cap Risk: Investing in securities of smaller and mid-sized companies may be riskier than investing in securities of larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. They often depend on a smaller, less

                                                 The Commerce Funds PAGE 61
                                                 ---------------
                                                                               .

experienced management group. Also, these company stocks may trade less often and in limited volume compared to stocks trading on a national securities exchange. Security prices of these company stocks may be more volatile than the prices of larger company stocks. As a result, a Fund's NAV may be subject to rapid and substantial changes if it invests in these stocks.
Mortgage-Backed Risk: In addition to prepayment, call and extension risks, mortgage-backed securities may be subject to special risks, including price volatility, liquidity, and enhanced sensitivity to interest rates. Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to the Fund based on the Adviser's analysis of the market value of the security. The Bond and Balanced Funds may purchase "stripped" mortgage-backed securities
(SMBS) and other types of "stripped" securities. SMBS, in particular, are more volatile and sensitive to interest rate changes than ordinary debt securities, and there is a greater risk that a Fund's initial investment in these securities may not be fully recouped.
Municipal Obligation Risk: Payment on municipal obligations held by a Fund relating to certain projects may be secured mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust will be subject to statutory enforcement procedures and limitations on obtaining a deficiency judgment. Moreover, collection of the proceeds from that foreclosure may be delayed and the amount of the proceeds received may not be enough to pay the principal or accrued interest on the defaulted municipal obligations. The obligations of the issuer to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due the principal of or interest on a municipal obligation may be materially affected. Municipal lease obligations and certificates of participation are subject to the added risk that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although these obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover a Fund's original investment.
Non-Diversified Risk: The Missouri Tax-Free Intermediate Bond and the Kansas Tax-Free Intermediate Bond Funds are non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives. When a Funds' assets are concentrated in obligations payable from revenues of similar projects issued by issuers located in the same state, or in industrial

 PAGE 62 The Commerce Funds
 ---------------
 .

development bonds, the Funds will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.
Portfolio Turnover Risk: The Funds may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (and, in particular, short-term gains) realized by a portfolio. Shareholders must pay tax on such capital gains.
Prepayment Risk: Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return.
Short-Term Investing Risk: For temporary defensive purposes, the Adviser may decide to suspend the normal investment activities of a Fund by investing up to 100% of its assets in cash and cash equivalent short-term obligations, including money market instruments, a term that includes bank obligations, commercial paper, U.S. Government obligations, foreign government securities (if permitted) and repurchase agreements. Bank obligations include obligations of foreign banks or foreign branches of U.S. banks. The Adviser may temporarily adopt a defensive position to reduce changes in the value of a Fund's shares that may result from adverse market, economic, political or other conditions. When the Adviser pursues a temporary defensive strategy, the Funds may not be following their stated objectives and may not profit from favorable developments that they would have otherwise profited from if they were pursuing their normal investment strategies.
State-Specific Risk: The Missouri Tax-Free Intermediate Bond Fund invests its assets predominantly in Missouri Obligations. The actual payment of principal and interest on these obligations is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. You should also be aware that provisions of the Missouri Constitution and other laws could result in certain adverse consequences affecting Missouri Obligations. Increased urbanization and continued decline in defense appropriations by the U.S. Congress have had and will continue to have an adverse impact on the State of Missouri in the foreseeable future.
The Kansas Tax-Free Intermediate Bond Fund invests its assets predominantly in Kansas Obligations. The actual payment of principal and interest on these obligations is dependent on the Kansas legislature alloting the money each fiscal year for these payments. You should also be aware that provisions of the Kansas Constitution and other laws could result in certain adverse consequences affecting these obligations.
Tax Risk: A fund that invests in municipal obligations may be more adversely impacted by changes in tax rates and policies than other funds. Interest income on municipal obligations is normally not subject to regular federal income tax. Any proposed or actual changes in federal income tax rates or exempt statutes that apply to interest income, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect a fund's ability to buy and sell municipal obligations at favorable yield and price levels.
U.S. Government Securities Risk: The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

                                                 The Commerce Funds PAGE 63
                                                 ---------------
                                                                               .

Account Policies And Features
--------------------------------------------------------------------------------

The following information is intended to help you understand how to purchase and redeem shares of The Commerce Funds. It will also explain the features you can use to customize your Commerce Funds account to meet your needs.

Buying Service Shares
--------------------------------------------------------------------------------

How Are Service Shares Priced?
You pay a sales charge (load) to invest in these Funds. Service Shares of the Funds are purchased at their public offering price (POP), which is a Fund's net asset value (NAV) per share plus a front-end sales charge. The NAV is generally calculated as of the close of trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) every day the NYSE is open. Your order will be priced at the NAV next calculated after your order is received in proper form by The Commerce Funds' Transfer Agent plus any applicable sales charge. Therefore, to receive the NAV of any given day, The Commerce Funds must receive your order in proper form by the close of regular trading on the NYSE that day. If The Commerce Funds receives your order after the NYSE closes, you will receive the NAV that is calculated on the close of trading on the following day. The Commerce Funds are open for business on the same days as the NYSE. Each Fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds' Board of Trustees. Certain short-term securities may be valued at amortized cost, which approximates fair value.

Trading in foreign securities is generally completed before the end of regular trading on the NYSE and may occur on weekends and U.S. holidays and at other times when the NYSE is closed. As a result, there may be delays in reflecting changes in the market values of foreign securities in the calculation of the NAV for any Fund invested in foreign securities. You may not be able to redeem or purchase shares of an affected Fund during these times.


                              How to Calculate NAV

            (Value of Assets Attributable to the Class) - (Liabilities Attributable to the Class)
  NAV   =   -------------------------------------------------------------------------------------
                             Number of Outstanding Shares of the Class

 PAGE 64 The Commerce Funds
 ---------------
 .

Sales Charge: The maximum front-end sales charge is 3.50% for the Core Equity Fund, the Growth Fund, the Value Fund, the MidCap Growth Fund, the International Equity Fund, the Balanced Fund, and the Bond Fund. The maximum front-end sales charge is 2.00% for the Short-Term Government Fund, the National Tax-Free Intermediate Bond Fund, the Missouri Tax-Free Intermediate Bond Fund, and the Kansas Tax-Free Intermediate Bond Fund and may be less based on the amount you invest, as shown in the following charts:

Core Equity, Growth, Value, MidCap Growth, International Equity, Balanced and Bond Funds:

                                                        Maximum Dealer's
                          As a % of       As a % of    Reallowance as a %
                        offering price net asset value of offering price
  Amount of Purchase      per share       per share        per share*
Less than $100,000           3.50           3.63              3.15
$100,000 but less than
 $250,000                    2.50           2.56              2.25
$250,000 but less than
 $500,000                    1.50           1.52              1.35
$500,000 but less than
 $1,000,000                  1.00           1.01              0.90
$1,000,000 or more           0.00**         0.00**            1.00***

*  Dealer's reallowance may be changed periodically.
** There is no initial sales charge on purchases of $1,000,000 or more of Service Shares; however, a contingent deferred sales charge (CDSC) of 1.00% will be imposed on the lesser of the POP or the NAV of the shares on the redemption date for shares redeemed within 18 months after purchase.
*** The Distributor may pay placement fees to dealers of up to 1.00% of the POP on purchases of Service Shares of $1,000,000 or more.

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds:

                                                        Maximum Dealer's
                          As a % of       As a % of    Reallowance as a %
                        offering price net asset value of offering price
  Amount of Purchase      per share       per share        per share*
Less than $500,000           2.00           2.04              1.80
$500,000 but less than
 $1,000,000                  1.00           1.01              0.90
$1,000,000 or more           0.00**         0.00**            1.00***

*  Dealer's reallowance may be changed periodically.
** There is no initial sales charge on purchases of $1,000,000 or more of Service Shares; however, a CDSC of 1.00% will be imposed on the lesser of the POP or the NAV of the shares on the redemption date for shares redeemed within 18 months after purchase.
*** The Distributor may pay placement fees to dealers of up to 1.00% of the POP on Service Shares purchases of $1,000,000 or more.

                                                 The Commerce Funds PAGE 65
                                                 ---------------
                                                                               .

When There Is No Sales Charge: There is generally no sales charge on Service Shares purchased by the following types of investors or transactions:
 . automatic reinvestments and cross reinvestments of dividends and capital gain distributions;
 . the Exchange Privilege described below;
 . the Redemption Reinvestment Privilege described below;
 . non-profit organizations, foundations and endowments qualified under Section
  501(c)(3) of the Internal Revenue Code (excluding individual tax sheltered annuities);
 . any state, county or city, or any instrumentality, department, authority or agency thereof, prohibited by applicable laws from paying a sales charge for the purchase of Fund shares;
 . registered representatives of dealers who have entered into dealer agreements with Goldman, Sachs & Co. to the extent permitted by such firms and for their customers;
 . financial planners and their clients;
 . customers of Commerce Bank's Commerce Trust Company (CTC) who purchase shares for an account that is outside the CTC relationship; or . immediate family (other than spouses and legal dependents) of employees, directors, advisory directors, officers and retirees of Commerce Bancshares, Inc., Goldman, Sachs & Co., State Street Bank and Trust Company and National Financial Data Services, Inc. and their subsidiaries and affiliates.

What Is The Minimum Investment For The Funds?

                                                          Initial   Additional
                                                         Investment Investments
Regular Account                                            $1,000    $250
Automatic Investment Account                               $500      $50/month
Individual Retirement Accounts (except SEP & SIMPLE
 IRAs), Keogh plans, corporate retirement plans, public
 employer deferred plans, profit sharing plans and
 401(k) plans                                              $1,000    $250
SEP and SIMPLE IRAs                                        $50       $50/month

Who Can Buy Service Shares?

This Prospectus describes the Services Shares of each Fund. Services Shares are offered primarily to:

 . individuals, corporations or other entities, purchasing for their own accounts or for the accounts of others, and to qualified banks, savings and loan associations, and broker/dealers on behalf of their customers; and

 . financial planners and their clients.

 PAGE 66 The Commerce Funds
 ---------------
 .

The Commerce Funds is also authorized to issue an additional class of shares, Institutional Shares. Institutional Shares are offered primarily to:

 . investors maintaining accounts at bank trust departments or trust companies, for funds held within those accounts, including institutions affiliated with Commerce Bancshares, Inc. and its subsidiaries, and individuals who have named a bank affiliated with Commerce Bancshares, Inc., as their primary personal representative or co-personal representative under their wills;

 . participants in employer-sponsored defined contribution plans when such plans offer The Commerce Funds as one of their investment options;

 . any investor who has been a continuous shareholder in The Commerce Funds since January 1, 1997 or before;

 . employees, directors, advisory directors, officers and retirees (as well as their spouses and legal dependents) of Commerce Bancshares, Inc., Goldman, Sachs & Co., State Street Bank and Trust Company and NFDS and their subsidiaries and affiliates; and

 . financial planners, broker/dealers and their clients.

How Do I Buy Service Shares?

The following section describes features and gives specific instructions on how to purchase Service Shares directly from The Commerce Funds. The Commerce Funds has authorized certain dealers to purchase shares of Funds on behalf of their clients. Some of the account features and instructions described in this section may not be applicable to clients of these dealers.

                                                 The Commerce Funds PAGE 67
                                                 ---------------
                                                                               .

1. Consider The Following Features To Customize Your Account:

 . Making Automatic Investments: The Automatic Investment feature lets you transfer money from your financial institution account into your Fund account automatically either on the 1st or the 15th of the month. The Automatic Investment feature is one way to use dollar cost averaging to invest (see below). Only accounts at U.S. financial institutions that permit automatic withdrawals through the Automated Clearing House are eligible. Check with your financial institution to determine eligibility.

 . Using Dollar Cost Averaging: Dollar cost averaging involves investing a dollar amount at regular intervals. Because more shares are purchased during periods with lower share prices and fewer shares are purchased when the price is higher, your average cost per share may be reduced. In order to be effective, dollar cost averaging should be followed on a regular basis. You should be aware, however, that shares bought using dollar cost averaging are made without regard to their price on the day of investment or to market trends. In addition, while you may find dollar cost averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price. Dollar cost averaging does not assure a profit or protect against a loss in a declining market. Since dollar cost averaging involves investment in securities regardless of fluctuating price levels, you should consider your financial ability to continue to purchase through periods of low price levels. You can invest through dollar cost averaging on your own or through the Automatic Investment feature described above.

 . Using Rights Of Accumulation: When you buy Service Shares of The Commerce
  Funds, your current total investment determines the sales charge (load) you pay. Since larger investments receive a discounted sales charge, the sales charge (load) you pay may subsequently be reduced as you build your investment.

 To buy Service Shares at a reduced sales charge under Rights of Accumulation, you must indicate at the time of purchase that a quantity discount is applicable. (See section 5 of the application.) A reduction in sales charge is subject to a check of appropriate records, after which you will receive the lowest applicable sales charge.

 Example: Suppose you own Service Shares with a current total value of $90,000 that can be traced back to the purchase of the shares with a sales charge. If you subsequently invest $10,000 in any Fund within The Commerce Funds family that has a 3.50% sales charge, you will pay a reduced sales charge of 2.50% of the POP on the additional purchase.

 . Using Letters Of Intent: You may also buy Service Shares at a reduced sales charge under a written Letter of Intent, a non-binding commitment to invest a total of at least $100,000 in one or more Fund of The Commerce Funds within a period of 13 months and under the terms and conditions of the Letter of Intent. Service Shares you buy under a Letter of Intent will be eligible for the same sales charge discount that

 PAGE 68 The Commerce Funds
 ---------------
 .

 would have been available had all of your Service Shares been purchased at once. To use this feature, complete the Letter of Intent section on your account application. A Letter of Intent must be filed with The Commerce Funds within 90 days of the first investment under the Letter of Intent provision.

Things To Consider When Completing A Letter Of Intent:
 . The Letter of Intent does not bind you to buy or sell shares of the full amount at the sales charge indicated. However, you must complete the intended purchase to obtain the reduced sales charge.
 . When you sign a Letter of Intent, The Commerce Funds will hold in escrow a sufficient number of shares which can be sold to make up any difference in the sales charge on the amount actually invested.
 . After you fulfill the terms of the Letter of Intent, the shares in escrow will be released.
 . If your aggregate investment exceeds that indicated in your Letter of Intent, you will receive an adjustment which reflects the further reduced sales charge applicable to your excess investment.
 . You may combine purchases that are made by members of your immediate family, or the total investments of a trustee or custodian of any qualified pension or profit-sharing plan or IRA established for your benefit. Please reference on the account application the accounts that are to be combined for this purpose.

2. Contact The Commerce Funds To Open Your Account:

[GRAPHIC]

    By Mail:
    -----------------------------------------------------------
    Complete an account application. Mail the completed application and a check payable to The Commerce Funds to:
                The Commerce Funds
                c/o Shareholder Services
                P.O. Box 219525
                Kansas City, MO 64121-9525
[GRAPHIC]

    In Person:
    -----------------------------------------------------------
    You are welcome to stop by a Commerce Bank office location, where a registered investment representative can assist you in opening an account.

 . Federal regulations require you to provide a certified Taxpayer
  Identification Number upon opening or reopening an account.

 . If your check used for investment does not clear, a fee may be imposed by the Transfer Agent. All payments by check must be in U.S. dollars and must be drawn only on U.S. financial institutions.

                                                 The Commerce Funds PAGE 69
                                                 ---------------
                                                                               .

How Do I Add To My Commerce Funds Account?

To add to your original investment, you may either mail your additional investment to the address above or you may use Electronic Funds Transfer.

[GRAPHIC]
    By Electronic Funds Transfer:
    -----------------------------------------------------------
    To use Electronic Funds Transfer, have your bank send your investment to:
    Investors Fiduciary Trust Company, with these instructions:
             --ABA #101003621
             --Account #756-044-3
             --Your name and address
             --Your social security or tax ID number
             --Name of the Fund
             --Class of shares
             --Your new account number

What Are My Options For Changing My Investment Within The Commerce Funds?

 . Changing Shares From Fund To Fund: As a shareholder, you have the privilege of exchanging your shares for Service Shares of any other Commerce Fund. Exchanges may also be made into the Service Shares of Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio ("Money Market Fund"). Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., serves as investment adviser for the Money Market Fund.

 Service Shares being exchanged are subject to the minimum initial and subsequent investment requirements as described above. The Commerce Funds reserves the right to reject any exchange request and the exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination of the exchange privilege will be given to shareholders except where notice is not required under the regulations of the Securities and Exchange Commission (SEC). Before exchanging your shares, you should consider carefully the investment objectives, policies, risks and expenses of the Fund you are acquiring.

 . Making Automatic Exchanges: You may request on your account application that a specified dollar amount of Service Shares be automatically exchanged for Service Shares of any other Commerce Fund. These automatic exchanges may be made on any one day of each month and are subject to the following conditions: 1) the minimum dollar amount for automatic exchanges must be at least $250 per month; 2) the value of the account in the originating Fund must be at least $1,000 after the exchange; 3) the value of the account in the acquired Fund must equal or exceed the acquired Fund's minimum initial investment requirement; and 4) the names, addresses and taxpayer identification number for the shareholder accounts of the exchanged and acquired Funds must be identical.

 PAGE 70 The Commerce Funds
 ---------------
 .

 . Cross Reinvesting Of Distributions: You may invest dividend or capital gain distributions from one Fund of the Service Class to another Fund of the Service Class. If you elect to reinvest the distributions paid by one Fund in shares of another Fund of The Commerce Funds, the dividends or distributions will be treated as received by you for tax purposes. Cross reinvestment privileges do not apply to the Money Market Fund described under "Changing Shares From Fund to Fund."

Redeeming Service Shares
--------------------------------------------------------------------------------

You May Sell Shares At Any Time: Your shares will be sold at the NAV next calculated after The Commerce Funds' Transfer Agent receives your properly completed order. Your order will be processed promptly and you will generally receive the proceeds within one week. PLEASE NOTE: If the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 15 business days.

Receipt Of Proceeds From A Sale: Proceeds will normally be wired the business day after your request to redeem shares is received in good order by the Transfer Agent. Payment by check will ordinarily be made within seven calendar days following redemption or you may have your proceeds sent by federal wire to your financial institution account. Your request to wire proceeds is subject to the financial institution's wire charges.

Written requests to sell Service Shares must be signed by each shareholder, including each joint owner. Certain types of redemption requests will need to include a signature guarantee. You may obtain a signature guarantee from most banks or securities dealers. Guarantees from notaries public will not be accepted.

How Do I Redeem Shares From My Commerce Funds Account?

The following section describes how to redeem shares directly through The Commerce Funds. The Commerce Funds has authorized certain dealers to redeem shares of Funds on behalf of their clients. Some of the account features and instructions described in this section may not be applicable to clients of these dealers.

                                                 The Commerce Funds PAGE 71
                                                 ---------------
                                                                               .

1. Consider Using An Automated Redemption:

 . Making Automatic Withdrawals: If you are a shareholder with an account valued at $5,000 or more, you may withdraw amounts in multiples of $100 or more from your account on a monthly, quarterly, semi-annual or annual basis through the Automatic Withdrawal feature. At your option, you may choose to have your automatic withdrawal paid either by check or directly deposited into a financial institution account. Withdrawals paid by check are distributed on or about the 15th of the month. Direct deposits made to a financial institution account can be made on any day of the month. To participate in this feature, supply the necessary information on the account application or in a subsequent written request. This feature may be suspended should the value of your account fall below $500.

2. Contact The Commerce Funds To Redeem Shares From Your Account

[GRAPHIC]

    By Mail:
    -----------------------------------------------------------
    Write a letter to us that gives the following information:
             --names of all account owners
             --your account number
             --the name of the Fund
             --the dollar amount you want to redeem
             --what we should do with the proceeds

    Each owner, including each joint owner should sign the letter. Mail your request to:
               The Commerce Funds
               c/o Shareholder Services
               P. O. Box 219525
               Kansas City, MO 64121-9525

[GRAPHIC]

    By Telephone--Requesting Proceeds Be Wired:
    -----------------------------------------------------------
    Call The Commerce Funds with your request. Please see "What Are The Important Things To Consider When Contacting The Commerce Funds by Telephone?" below for specific instructions. When requesting a redemption by wire you must be redeeming shares in the amount of $1,000 or more. Also, the Fund must have your financial institution account information already on file. Proceeds will be wired directly to this designated account.

[GRAPHIC]

    By Telephone--Requesting Proceeds Be Sent By Check:
    -----------------------------------------------------------
    Call The Commerce Funds at 1-800-995-6365 (8 a.m. - 5 p.m. CST) with your request. Please see "What Are The Important Things to Consider When Contacting The Commerce Funds by Telephone?" below for specific instructions. The check will be made payable to the shareholder(s) of record and sent to the address listed on your account.

 PAGE 72 The Commerce Funds
 ---------------
 .

[GRAPHIC]

    In Person:
    -----------------------------------------------------------
    You are welcome to stop by a Commerce Bank office location, where a registered investment representative can assist you in redeeming shares from your account.

What Are The Important Things To Consider When Contacting The Commerce Funds By Telephone?

You may call us at 1-800-995-6365 (8 a.m. - 5 p.m. CST) to explain what you want to do. To make additions by phone or request electronic transfers or request redemptions, we need your prior written authorization. If you did not check the box in Section 8 of your original account application, you must send us a letter that gives us this authorization.

Telephone purchases will be made at the NAV next determined after the Transfer Agent receives an order in good form. If you should experience difficulty in redeeming your shares by telephone (e.g., because of unusual market activity), we urge you to consider redeeming your shares by mail.

You should note that the Transfer Agent may act on a telephone purchase or redemption request from any person representing himself to be you and reasonably believed by the Transfer Agent to be genuine. Neither The Commerce Funds nor any of its service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, The Commerce Funds will use all procedures considered reasonable; the Funds may be liable for any losses if they fail to do so.

General Policies
--------------------------------------------------------------------------------

Dividend And Distribution Policies: As a Fund shareholder, you are entitled to any dividends and distributions from net investment income and net realized capital gains. You may choose one of the following distribution options for dividends and capital gains:

  (1) reinvest all dividend and capital gain distributions in additional Service Shares,
  (2) receive dividend distributions in cash and reinvest capital gain distributions in additional Service Shares,
  (3) receive all dividend and capital gain distributions in cash, or
  (4) have all dividend and capital gain distributions deposited directly into your designated account at a financial institution.

If you do not select an option when you open an account, all distributions will automatically be reinvested in additional Service Shares of the same Fund. For your protection, if you elect to have distributions mailed to you and these cannot be delivered, they will be reinvested in additional Service Shares of the same Fund. To change your

                                                 The Commerce Funds PAGE 73
                                                 ---------------
                                                                               .

distribution option, contact The Commerce Funds at 1-800-995-6365 (8 a.m. - 5 p.m. CST). The change will become effective after it is received in good order and processed by the Transfer Agent.

                        Monthly    Quarterly     Annual       Net Realized
Fund                   Dividends* Dividends** Dividends*** Capital Gains ****
Core Equity                             X                           X
Growth                                              X               X
Value                                   X                           X
MidCap Growth                                       X               X
International Equity                                X               X
Balanced                                X                           X
Bond                        X                                       X
Short-Term Government       X                                       X
National Tax-Free
 Intermediate Bond          X                                       X
Missouri Tax-Free
 Intermediate Bond          X                                       X
Kansas Tax-Free
 Intermediate Bond          X                                       X

* Monthly dividends are declared daily but are only distributed on or about the last business day of the month.
** Quarterly dividends are both declared and paid on the calendar quarter months.
*** Annual dividends are both declared and paid in December.
**** Each Fund declares and distributes net realized capital gains annually
     (December).

The Commerce Funds Reserves The Right To:
 . Redeem your account involuntarily if, after 60 days' written notice, your account's value remains below a $500 minimum balance. We will not redeem your account involuntarily if the value falls below the minimum balance solely as a result of market conditions. Retirement accounts and certain other accounts will not be subject to automatic liquidation.

 . Suspend or delay the payment of redemption proceeds when the NYSE is closed
  (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, during any emergency as determined by the SEC or during other periods of unusual market conditions.

 . Without notice, stop offering shares of a Fund, reject any purchase order
  (including exchanges), or bar an investor who the Adviser believes is engaging in excessive trading from purchasing or exchanging shares of a Fund. The Adviser does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Adviser reserves the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm fund performance and negatively impact long-term shareholders. The Adviser will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Adviser and its shareholders, the Adviser will exercise these rights if, in the Adviser's judgment, an investor has a history of excessive trading or if an investor's trading, in the judgment of the Adviser, has been or may be disruptive to

 PAGE 74 The Commerce Funds
 ---------------
 .

 the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

Arrangements With Certain Institutions
Financial institutions or their designees that have entered into agreements with The Commerce Funds or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than a Fund's pricing on the following business day. If payment is not received by the Funds' Transfer Agent by such time, the financial institution could be held liable for resulting fees or losses. The Commerce Funds may be deemed to have received a purchase or redemption order when a financial institution or its designee accepts the order. Orders received by the Fund in proper form will be priced at the Fund's POP next computed after they are accepted by the financial institution or its designee. Financial institutions are responsible to their customers and The Commerce Funds for timely transmission of all subscription and redemption requests, investment information, documentation and money.

Business Of The Commerce Funds
--------------------------------------------------------------------------------

Shareholder Servicing
The Commerce Funds have adopted a distribution plan under Rule 12b-1 that permits each Fund to pay up to 0.25% annually of their average daily net assets attributable to the Service Class Shares. The Funds also have adopted a Shareholder Administrative Services Plan that permits each Fund to pay up to 0.25% of the average daily net assets of Shares held under the plan to third parties for providing shareholder services to the Shareholder Administrative Services Plan participants. Because these fees are paid out of each Fund's assets, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The Core Equity, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds are not currently selling Service Shares under this Plan.

Certain financial institutions may charge their customers account fees for purchasing or redeeming shares of The Commerce Funds. These institutions may provide shareholder services to their clients that are not available to a shareholder dealing directly with The Commerce Funds. Each institution is responsible for notifying its customers regarding its fees and additional or changed purchase or redemption terms. You should contact your financial institution for this information.

The Distributor and its affiliates may, out of its administration fee or other resources, pay a fee of up to 0.50% of the amount invested or additional incentives to qualifying dealers who initiate and are responsible for purchases of shares of The Commerce Funds. In addition, at its expense, the Distributor will provide additional compensation and promotional incentives to dealers in connection with the sales of shares of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

                                                 The Commerce Funds PAGE 75
                                                 ---------------
                                                                               .

The Commerce Funds will not issue share certificates. The Transfer Agent will maintain a complete record of your account and will issue you a statement at least quarterly. You will also be sent confirmations of purchases and redemptions.

As a shareholder in the Funds, you will receive an Annual Report and a Semi-Annual Report. To eliminate unnecessary duplication, only one copy of such reports will be sent to the same mailing address. If you would like a duplicate copy to be mailed to you, please contact The Commerce Funds at 1-800-995-6365 (8 a.m. - 5 p.m. CST).

Tax Information
--------------------------------------------------------------------------------

The following is a brief summary of the federal income tax consequences of investing in The Commerce Funds. You may also have to pay state and local taxes on your investment, and you should always consult with your tax adviser for specific guidance on your investment in The Commerce Funds.

Taxes on Distributions
The Funds' distributions will generally be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund held the relevant assets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year, The Commerce Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your capital. This is known as "buying into a dividend."

Taxes on Exchanges and Redemptions
When you redeem or exchange shares in any Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares. The one major exception to these tax rules is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Backup Withholding
By law, The Commerce Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 PAGE 76 The Commerce Funds
 ---------------
 .

International Equity Fund
It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Equity Fund may elect to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

Tax Consequences Of The National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds
The National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds' distributions will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending on the Funds' investments, that a portion of the Funds' distributions could be taxable to shareholders as ordinary income or capital gains. Moreover, although distributions are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state.

Missouri Taxes: Resident individuals, trusts and estates resident in Missouri, and corporations within Missouri tax jurisdiction will not be subject to Missouri income tax on dividends from the Missouri Tax-Free Intermediate Bond Fund that are derived from interest on obligations of the State of Missouri and its political subdivisions (to the extent such interest is exempt from federal income tax) or on obligations issued by the U.S. Government, the Government of Puerto Rico, the Virgin Islands or Guam. Resident individuals, trusts and estates and corporations generally will be subject to Missouri income tax on other dividends received from the Fund, including dividends derived from interest on obligations of other issuers and all long-term and short-term capital gains.

Kansas Taxes: Resident individuals, trusts and estates resident in Kansas, and corporations within Kansas tax jurisdiction will not be subject to Kansas income tax on dividends from the Kansas Tax-Free Intermediate Bond Fund that are derived from interest on obligations of the State of Kansas and its political subdivisions (to the extent such interest is exempt from federal income tax) or on obligations issued by the U.S. Government, the Government of Puerto Rico, the Virgin Islands or Guam. Resident individuals, trusts and estates and corporations generally will be subject to Kansas income tax on other dividends received from the Fund, including dividends derived from interest on obligations of other issuers and all long-term and short-term capital gains.

Service Providers
--------------------------------------------------------------------------------

Investment Adviser: Commerce Investment Advisers, Inc. (the "Adviser") Commerce Investment Advisers, Inc., a subsidiary of Commerce Bank, N.A., known collectively as "Commerce," serves as Adviser for the Funds, selecting investments and

                                                 The Commerce Funds PAGE 77
                                                 ---------------
                                                                               .

making purchases and sale orders for securities in each Fund's portfolio. Commerce Bank and Commerce Investment Advisers each have offices at 1000 Walnut Street, Kansas City, Missouri 64106, and 8000 Forsyth Boulevard, St. Louis, Missouri 63105. Commerce Bank is a subsidiary of Commerce Bancshares, Inc., a registered multi-bank holding company. Commerce has provided investment management services to The Commerce Funds since 1994, to private and public pension funds, endowments and foundations since 1946 and to individuals since 1906. As of December 31, 2000, the Adviser and its affiliates had approximately $10.2 billion in assets under management.

The Adviser receives a fee for the advisory services provided and expenses assumed under the Advisory Agreement. During the last fiscal year, the Funds paid the Adviser the following fees, calculated as a percentage of the Funds' average daily net assets:

                                            Actual Rate Paid in
                                             Fiscal Year 2000
  Core Equity Fund                                 0.75%
  Growth Fund                                      0.75%
  Value Fund                                       0.75%
  MidCap Growth Fund                               0.75%
  International Equity Fund                        0.94%
  Balanced Fund                                    0.70%
  Bond Fund                                        0.50%
  Short-Term Government Fund                       0.30%
  National Tax-Free Intermediate Bond Fund         0.35%
  Missouri Tax-Free Intermediate Bond Fund         0.30%
  Kansas Tax-Free Intermediate Bond Fund           0.50%

Any difference between the contractual fees and the actual fees paid by the Funds reflects that the Adviser did not charge the full amount of the fees to which it would have been entitled. The Adviser's voluntary waivers with respect to the Core Equity Fund, the Value Fund, the Growth Fund and the Bond Fund may be discontinued at any time. The Adviser has contractually agreed until October 31, 2001 to waive fees and/or reimburse expenses with respect to the International Equity Fund, Balanced Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. The rates listed above for the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund are contractual.

 PAGE 78 The Commerce Funds
 ---------------
 .

Fund Managers:

 Person                                Fund(s)                  Experience
 John Bartlett, CFA,         Equity portion of Balanced  Joined Commerce in 1991
  Senior Vice President and                              Fund manager since 2000
  Director of Economics &                                23 years of experience
  Market Strategy
 Scott M. Colbert, CFA,      Balanced (Fixed-Income      Joined Commerce in 1993
                                                         Fund manager since
  Senior Vice President and  portion), Bond, Short-Term  inception
  Director of Fixed Income   Government                  14 years of experience
  Management
 Paul D. Cox, CFA,           MidCap Growth               Joined Commerce in 1989
                                                         Fund manager since
  Senior Vice President and                              inception
  Director of Equity                                     21 years of experience
  Management
 Michael E. Marks,           Core Equity                 Joined Commerce in 1999
                                                         Formerly a Portfolio
 CFA and Vice President                                  Manager and
                                                         Senior Investment
                                                         Analyst from
                                                         November 1993 to October
                                                         1998
                                                         at IAA Trust Company
                                                         Fund manager since Fund
                                                         inception
                                                         7 years of experience
 Brian P. Musielak, CFA and  National Tax-Free, Missouri Joined Commerce in 1995
 Assistant Vice President    Tax-Free and *Kansas        Fund manager since 1999
                             Tax-Free Intermediate Bond  (*since inception)
                                                         6 years of experience
 David W. Wente,             Value                       Originally joined
                                                         Commerce
  Vice President                                         in 1993
                                                         Rejoined Commerce in
                                                         1996
                                                         Equity Analyst for the
                                                         Fund since inception
                                                         Fund manager since 2000
                                                         9 years of experience
 Joseph C. Williams III, CFA Growth                      Joined Commerce in 1975
                                                         Fund manager since
 and Vice President                                      inception
                                                         24 years of experience

Sub-Adviser: T. Rowe Price International, Inc.
T. Rowe Price International, Inc. ("Price International" or the "Sub-Adviser") (formerly known as Rowe Price-Fleming International, Inc.) has been the sub-adviser to the International Equity Fund since its inception in 1994. Prior to August 8, 2000, Price International was 50% owned by Robert Fleming Holdings Limited and 50% owned by T. Rowe Price Associates, Inc. ("T. Rowe Price"). On August 8, 2000, T. Rowe Price became the sole owner of Price International. At the same time, T. Rowe Price changed the name of the Sub-Adviser from Rowe Price-Fleming International, Inc. to T. Rowe Price International, Inc. The August 8, 2000 purchase caused the sub-investment advisory agreement in effect as of that date ("Old Agreement") between the Adviser and Price International to terminate automatically. The Board of Trustees approved a new continuing

                                                 The Commerce Funds PAGE 79
                                                 ---------------
                                                                               .

sub-investment advisory agreement between the Adviser and Price International ("New Sub-Advisory Agreement"). The shareholders of the Fund approved the New Sub-Advisory Agreement at a shareholder meeting on November 20, 2000.

For the services provided and expenses assumed under the Sub-Advisory Agreement, the Adviser will pay the Sub-Adviser a monthly management fee at an annual rate of 0.75% of the first $20 million of the average daily net assets of the Fund, 0.60% of the next $30 million of average daily net assets of the Fund and 0.50% of the average daily net assets of the Fund in excess of $50 million. When average daily net assets exceed $200 million, the fee will be reset to 0.50% of all average daily net assets of the Fund assets with a transitional credit provided on assets between $184 million and $200 million; and when average daily net assets of the Fund exceed $500 million, the fee will be reset to 0.45% of all Fund assets. The transitional credit is determined by dividing the product of (i) the excess in assets of the Fund over $184 million; and (ii) $80,000 by $16 million. For the fiscal year ended October 31, 2000, Price International received advisory fees at the effective annual rate of 0.54% of the Fund's average daily net assets.

Under the Old Agreement, the Fund paid Price International the same management fee as described in the preceding paragraph, except that the management fee was not reset to 0.45% of the Fund's average daily net assets when the Fund's average daily net assets exceeded $500 million.

As noted above, Price International is a wholly-owned subsidiary of T. Rowe Price. Price International's and T. Rowe Price's offices are each located at 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2000, Price International managed over $32.7 billion in investments for individual and institutional accounts.

Commerce has overall responsibility for managing the portfolio, developing and executing the Fund's investment program and for supervising the Sub-Adviser's activities under the Sub-Advisory Agreements.

Administrator: Goldman Sachs Asset Management ("GSAM" or the "Administrator") GSAM serves as Administrator of each of the Funds. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM is a unit of the Investment Management Division of Goldman, Sachs & Co., the Distributor of the Funds.

Distributor: Goldman, Sachs & Co. ("Goldman" or the "Distributor")
Shares of each Fund are sold on a continuous basis by Goldman as Distributor. Goldman is located at 85 Broad Street, New York, New York 10004.

 PAGE 80 The Commerce Funds
 ---------------
 .

Transfer Agent: State Street Bank and Trust Company ("State Street" or the "Transfer Agent")
State Street has delegated its responsibilities as Transfer Agent to its indirect subsidiary, National Financial Data Services, Inc. ("NFDS"). State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. NFDS is located at 330 W. 9th Street, Kansas City, Missouri 64105.

Custodian: State Street Bank and Trust Company (the "Custodian")
State Street also serves as the Custodian of each of the Funds.

                                                 The Commerce Funds PAGE 81
                                                 ---------------
                                                                               .

                                    [PHOTO]

        How Can I Contact The Commerce Funds?
        If you would like more information about The Commerce Funds, you may request the following documents:

        Statement of Additional Information
        The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this prospectus.

        Securities and Exchange Commission Reports
        You can review and copy, after paying a duplicating fee, the reports of the Funds and the SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-0102 or by electronic request to: publicinfo@sec.gov or by visiting the Public Reference Room. Call the SEC at (202) 942-8090 for information on operation of the public reference room. You can get copies of this information for free on the SEC's EDGAR database at http://www.sec.gov.

        The Funds' investment company registration number is 811-8598.

        Annual and Semi-Annual Reports
        The Funds' annual and semi-annual reports contain additional information about the Funds' investments. The annual report also discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To make shareholder inquiries or to receive free copies of the SAI and the annual and semi-annual reports, contact The Commerce Funds in writing, via the World Wide Web, or by telephone, as listed below.


                                   [GRAPHIC]

                         [LOGO OF COMMERCE FUNDS](TM)

                         P.O. Box 219525
                         Kansas City, Missouri 64121-9525

                         www.commercefunds.com

                         1- 8 0 0 - 9 9 5 - 6 3 6 5
                           (8 a.m. - 5 p.m. CST)

[GRAPHIC]

The Core Equity Fund

The Growth Fund

The Value Fund
(formerly The Growth and
Income Fund)

The MidCap Growth Fund
(formerly The MidCap Fund)

The International Equity Fund

The Balanced Fund

The Bond Fund

The Short-Term
Government Fund

The National Tax-Free
Intermediate Bond Fund

The Missouri Tax-Free
Intermediate Bond Fund

The Kansas Tax-Free
Intermediate Bond Fund

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


THE COMMERCE  FUNDS

Institutional Shares Prospectus
March 1, 2001



                         [LOGO OF COMMERCE FUNDS](TM)

                                    [PHOTO]

TABLE OF CONTENTS

        Overview of Each Fund
           Core Equity                             3
           Growth                                  7
           Value                                  11
           MidCap Growth                          15
           International Equity                   19
           Balanced                               24
           Bond                                   29
           Short-Term Government                  34
           National Tax-Free Intermediate Bond    39
           Missouri Tax-Free Intermediate Bond    44
           Kansas Tax-Free Intermediate Bond      49
        Investment Securities and Practices       54
        Account Policies and Features             63
        Buying Institutional Shares               63
        Redeeming Institutional Shares            67
        General Policies                          70
        Business of the Commerce Funds            71
        Tax Information                           72
        Service Providers                         74

                                                 The Commerce Funds PAGE 1
                                                 ---------------
                                                                               .

The Commerce Funds

What These Funds Are:
These Funds are mutual funds. A mutual fund is a pooled investment that gives you an opportunity to participate in financial markets. Each Fund is professionally managed. Each Fund has stated goals that it attempts to reach. However, as with all mutual funds, none of these Funds can offer guaranteed results. You could lose money in these Funds.

The Commerce Funds consists of eleven investment portfolios, each of which has a separate pool of assets with separate investment objectives and policies. This Prospectus offers Institutional Shares of The Commerce Funds.

The Core Equity Fund seeks capital appreciation and, secondarily, current income.

The Growth Fund seeks capital appreciation.

The Value Fund seeks capital appreciation and, secondarily, current income.

The MidCap Growth Fund seeks capital appreciation.

The International Equity Fund seeks total return with an emphasis on capital growth.

The Balanced Fund seeks total return through a balance of capital appreciation and current income consistent with preservation of capital.

The Bond Fund seeks total return through current income and, secondarily, capital appreciation.

The Short-Term Government Fund seeks current income consistent with preservation of principal.

The National Tax-Free Intermediate Bond Fund seeks current income exempt from federal income tax as is consistent with the preservation of capital.

The Missouri Tax-Free Intermediate Bond Fund seeks current income exempt from federal and, to the extent possible, from Missouri income taxes, as is consistent with the preservation of capital.

The Kansas Tax-Free Intermediate Bond Fund seeks current income exempt from federal and, to the extent possible, from Kansas income taxes, as is consistent with the preservation of capital.

What These Funds Are Not:
An investment in any of these Funds is not a bank deposit. Your investment is not insured or guaranteed by the FDIC or any other agency of the government.

 PAGE 2 The Commerce Funds
 ---------------
 .

Core Equity Fund
------------------------------------------------------------------

Michael E. Marks, CFA and Portfolio Manager

 . Joined Commerce in 1999
 . Fund manager since Fund inception
 . 7 years of experience



Please see the table on page 54 for more detailed information about the investment practices of the Core Equity Fund and the risks associated with those practices.
[GRAPHIC]
    Investment Objective
    -------------------------------------------------------------------------

 . Seeks capital appreciation and, secondarily, current income.

[GRAPHIC]
    Primary Investment Strategies
    -------------------------------------------------------------------------

 . Invests principally in stocks of companies whose valuation and earnings potentials are attractive.
 . Through a disciplined approach, the Fund seeks a blend of companies either selling below fair value or producing strong earnings leading to future capital appreciation.
 . Generally purchases common stock of companies whose characteristics are comparable to those included in the S&P 500 Index.

 . Invests, under normal market conditions, at least 65% of its total assets in equity securities, primarily common stock.

[GRAPHIC]
    Primary Risks of Investing in the Fund
    -------------------------------------------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.

Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund's net asset value may fluctuate with movements in the equity market.

Management Risk: A strategy used by the Adviser may fail to produce the intended results.

An investment in the Fund is not a deposit of Commerce Bank, N.A. (Commerce
Bank), and is not insured or guaranteed by the FDIC or any other governmental agency.

                                                 The Commerce Funds PAGE 3
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------
[GRAPHIC]
    Core Equity Fund Past Performance
    -------------------------------------------------------------------------

The Fund was recently organized and does not yet have a performance record as an investment company registered under the Investment Company Act of 1940 (the "Act"). The bar chart and table below provide some indication of the risks of investing in the Fund by showing the annual returns and long-term performance of the Personal Stock Fund (the "Common Trust Fund"), the predecessor common trust fund that, in all material respects, had the same investment objective, policies, guidelines and investment limitations as the Fund. The Common Trust Fund was not registered under the Act and therefore was not subject to certain investment restrictions imposed by the Act. If the Common Trust Fund had been registered under the Act, the performance shown may have been adversely affected. The performance is for periods before the effective date of this Prospectus.

The table shows the Common Trust Fund's performance from calendar year to calendar year for the past ten years. The table compares the Common Trust Fund's performance over time to that of a broad-based securities market index. The total return calculations in the bar chart and the table have been restated to include the estimated expenses of the Institutional Class but do not include waived fees or reimbursed expenses. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how the Common Trust Fund performed in the past is not a prediction of how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 Each Year
                                  [GRAPH]

                              2000     -4.32%
                              1999     14.64%
                              1998     28.29%
                              1997     29.53%
                              1996     22.82%
                              1995     38.72%
                              1994     -0.21%
                              1993      1.24%
                              1992      3.80%
                              1991     40.49%
                     (percentage)
Best Calendar Quarter: 24.81%, 4th Quarter 1998
Worst Calendar Quarter: -14.62%, 3rd Quarter 1998
Average Annual Total Return as of 12/31/00

                  1 Year 5 Years 10 Years
Core Equity Fund  -4.32% 17.48%   16.41%
S&P 500 Index*    -9.08% 18.30%   17.44%

 *The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies. The Index figures do not reflect any fees or expenses.

 PAGE 4 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------
[GRAPHIC]
    Fees and Expenses
    -------------------------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                     Core Equity Fund
                                                   Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                      None
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                            None
 Maximum Deferred Sales Charge (load) Imposed on
  Redemptions                                              None
 Redemption Fees                                           None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                          0.75%
 Other Expenses                                           0.31%
                                                          -----
 Total Annual Fund Operating Expenses (1)                 1.06%
 Less: Fee Waiver (2)                                     0.02%
                                                          -----
 Net Annual Fund Operating Expenses (3)                   1.04%
                                                          =====

(1) The Fund's Total Annual Fund Operating Expenses are estimated based on expenses expected to be incurred by the Fund in the current fiscal year. The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to the extent necessary for the Core Equity Fund to maintain Total Annual Fund Operating Expenses of not more than 1.13% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(2) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.
(3) Net Annual Fund Operating Expenses are estimated based on expenses expected to be incurred by the Fund in the current fiscal year.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years
      $106   $335

                                                                       continued

                                                 The Commerce Funds PAGE 5
                                                 ---------------
                                                                               .

------------------------------------------------------------------
[GRAPHIC]
    Core Equity Fund Financial Highlights
    -------------------------------------------------------------------------

The Fund commenced operations as of December 26, 2000. Therefore, financial highlights are unavailable for the Fund.

 PAGE 6 The Commerce Funds
 ---------------
 .

Growth Fund
------------------------------------------------------------------

Joseph C. Williams III, CFA and Portfolio Manager

 . Joined Commerce in 1975
 . Fund manager since Fund inception
 . 24 years of experience





Please see the table on page 54 for more detailed information about the investment practices of the Growth Fund and the risks associated with those practices.
[GRAPHIC]
    Investment Objective
    ---------------------------------------

 . Seeks capital appreciation.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------

 . Invests principally in stocks of companies that show above-average growth in earnings. The Fund's Adviser believes that investing in companies with strong earnings growth will lead to future capital appreciation.
 . Generally purchases common stock of companies whose characteristics are comparable to those included in the Russell 1000 Growth Index.
 . Invests, under normal market conditions, at least 65% of total assets in equity securities, primarily common stock.

[GRAPHIC]
    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund's net asset value may fluctuate with movements in the equity market.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

                                                 The Commerce Funds PAGE 7
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]
    Growth Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since its inception (for each complete calendar year of the Fund's existence). The table compares the performance of the Fund's Institutional Shares over time to that of broad-based securities market indices. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]

                               2000      -11.31%
                               1999       14.70%
                               1998       28.69%
                               1997       28.05%
                               1996       22.44%
                               1995       39.09%


                     (percentage)

Best Calendar Quarter: 25.02%, 4th Quarter 1998
Worst Calendar Quarter: -14.55%, 3rd Quarter 1998

Average Annual Total Return as of 12/31/00

                                            Since Inception
                            1 Year  5 Years   (12/12/94)
Growth Fund                 -11.31% 15.45%      19.75%
Russell 1000 Growth Index*  -22.37% 18.12%      21.68%
S&P 500 Index**              -9.08% 18.30%      21.68%

* The Russell 1000 Growth Index replaced the S&P 500 Index as the Growth Fund's benchmark. The Fund made this change because the sector diversification in the Russell 1000 Growth Index is more comparable to that of the Fund. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any fees or expenses.
** The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies. The Index figures do not reflect any fees or expenses.

 PAGE 8 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------
[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                        Growth Fund
                                                   Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                               None
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                                     None
 Maximum Deferred Sales Charge (load) Imposed on
  Redemptions                                                       None
 Redemption Fees                                                    None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                   0.75%
 Other Expenses
  Shareholder Servicing Fees (1)                        0.08%
  Other Operating Expenses                              0.24%
 Total Other Expenses                                              0.32%
                                                              ----------
 Total Annual Fund Operating Expenses (2)                          1.07%
 Less: Fee Waiver (3)                                              0.02%
                                                              ----------
 Net Annual Operating Expenses                                     1.05%
                                                              ==========

(1) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.
(2) The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to the extent necessary for the Growth Fund to maintain Total Annual Fund Operating Expenses of not more than 1.13% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(3) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
      $107   $338    $588    $1,304

                                                                       continued

                                                 The Commerce Funds PAGE 9
                                                 ---------------
                                                                               .

------------------------------------------------------------------
[GRAPHIC]
    Growth Fund Financial Highlights
    -----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                          Year Ended 10/31
                            ---------------------------------------------------
   Institutional Shares       2000         1999      1998      1997      1996
Net asset value, beginning
 of year                    $  38.24     $  37.37  $  34.54  $  28.95  $  24.68
                            --------     --------  --------  --------  --------
Income from investment
 operations:
 Net investment income
  (loss)                       (0.14)(b)    (0.05)     0.07      0.19      0.19
 Net realized and
  unrealized gain               4.17         6.40      5.06      7.51      5.40
                            --------     --------  --------  --------  --------
                                4.03         6.35      5.13      7.70      5.59
                            --------     --------  --------  --------  --------
Distributions to
 shareholders:
 From net investment income       --        (0.01)    (0.06)    (0.19)    (0.19)
 From net realized gains       (3.94)       (5.47)    (2.24)    (1.92)    (1.13)
                            --------     --------  --------  --------  --------
                               (3.94)       (5.48)    (2.30)    (2.11)    (1.32)
                            --------     --------  --------  --------  --------
Net asset value, end of
 year                       $  38.33     $  38.24  $  37.37  $  34.54  $  28.95
                            ========     ========  ========  ========  ========
Total return(a)               10.88%       18.24%    15.38%    28.12%    23.43%
Net assets at end of year
 (in 000's)                 $385,676     $445,923  $409,797  $343,773  $208,908
Ratio of net expenses to
 average net assets            1.06%        1.08%     1.08%     1.11%     1.08%
Ratio of net investment
 income (loss) to average
 net assets                  (0.37)%      (0.12)%     0.20%     0.60%     0.72%
Ratios assuming no expense
 reductions:
 Ratio of expenses to
  average net assets           1.07%        1.08%     1.08%     1.11%     1.08%
 Ratio of net investment
  income (loss) to average
  net assets                 (0.36)%      (0.12)%     0.20%     0.60%     0.72%
Portfolio turnover rate          50%          35%       53%       32%       36%

(a) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Calculated based on the average shares outstanding methodology.

 PAGE 10 The Commerce Funds
 ---------------
 .

Value Fund (formerly The Growth and Income Fund)
------------------------------------------------------------------

David W. Wente, Vice President and Portfolio Manager

 . Originally joined Commerce in 1993
 . Rejoined Commerce in 1996
 . Equity Analyst for the Fund since inception
 . Fund manager since 2000
 . 9 years of experience


Please see the table onpage 54 for moredetailed informationabout the investment practices of the Value Fund and the risks associated with those practices. [GRAPHIC]
    Investment Objective
    ---------------------------------------

 . Seeks capital appreciation and, secondarily, current income.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------
 . Invests principally in stock of companies that are selling below fair market value compared to their future potential. The Fund seeks a higher return than the market index over time as the stocks it purchases rise in price to more normal valuations. The Fund utilizes a broadly diversified portfolio with value characteristics (low price/book and price/earnings ratios) to achieve capital appreciation and current income.
 . Generally purchases common stock of companies whose characteristics are comparable to those included in the Russell 1000 Value Index.

 . Invests, under normal market conditions, at least 65% of total assets in equity securities, primarily common stock.

[GRAPHIC]
    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund's net asset value may fluctuate with movements in the equity market.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

                                                 The Commerce Funds PAGE 11
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------
[GRAPHIC]
    Value Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since its inception (for each complete calendar year of the Fund's existence). The table compares the performance of the Fund's Institutional Shares over time to that of broad-based securities market indices. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]


                               2000       16.18%
                               1999       -2.98%
                               1998       -1.02%

                     (percentage)
Best Calendar Quarter: 13.94%, 4th Quarter 1998
Worst Calendar Quarter: -19.74%, 3rd Quarter 1998

Average Annual Total Return as of 12/31/00

                                  Since Inception
                           1 Year    (3/3/97)
Value Fund                 16.18%     10.22%
Russell 1000 Value Index*   7.00%     14.42%
S&P 500 Index**            -9.08%     15.91%

 * The Russell 1000 Value Index replaced the S&P 500 Index as the Value Fund's primary benchmark; the Fund will no longer use both benchmarks. The Fund made this change because the Russell 1000 Value Index contains securities that are more comparable to those held in the Fund's portfolio than the S&P 500 Index. The Russell 1000 Value Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization, with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any fees or expenses.
** The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies. The Index figures do not reflect any fees or expenses.

 PAGE 12 The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------
[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                                  Value Fund
                                                                 Institutional
                                                                    Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                                     None
 Maximum Sales Charge (load) Imposed on Reinvested Distributions          None
 Maximum Deferred Sales Charge (load) Imposed on Redemptions              None
 Redemption Fees                                                          None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                         0.75%
 Other Expenses
  Shareholder Servicing Fees (1)                                 0.05%
  Other Operating Expenses                                       0.34%
 Total Other Expenses                                                    0.39%
                                                                        ------
 Total Annual Fund Operating Expenses (2)                                1.14%
 Less: Fee Waiver (3)                                                    0.02%
                                                                        ------
 Net Annual Fund Operating Expenses                                      1.12%
                                                                        ======

(1) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.
(2) The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to the extent necessary for the Value Fund to maintain Total Annual Fund Operating Expenses of not more than 1.20% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time.
(3) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
       $114    $360    $626   $1,384

                                                                       continued

                                                 The Commerce Funds PAGE 13
                                                 ---------------
                                                                               .

------------------------------------------------------------------
[GRAPHIC]
    Value Fund(a) Financial Highlights
    -----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                      Year Ended 10/31
                                   ---------------------------  3/3/97(e) through
     Institutional Shares           2000       1999     1998        10/31/97
Net asset value, beginning of
 period                            $ 21.40    $ 21.72  $ 21.82       $ 18.00
                                   -------    -------  -------       -------
Income from investment
 operations:
 Net investment income                0.18(c)    0.15     0.18          0.15
 Net realized and unrealized
  gain (loss)                         3.45      (0.09)   (0.05)         3.80
                                   -------    -------  -------       -------
                                      3.63       0.06     0.13          3.95
                                   -------    -------  -------       -------
Distributions to shareholders:
 From net investment income          (0.15)     (0.15)   (0.19)        (0.13)
 From net realized gains                --      (0.23)   (0.04)           --
                                   -------    -------  -------       -------
                                     (0.15)     (0.38)   (0.23)        (0.13)
                                   -------    -------  -------       -------
Net asset value, end of period     $ 24.88    $ 21.40  $ 21.72       $ 21.82
                                   =======    =======  =======       =======
Total return(d)                     17.06%      0.29%    0.53%        22.00%
Net assets at end of period (in
 000's)                            $95,765    $74,591  $92,625       $45,173
Ratio of net expenses to average
 net assets                          1.13%      1.15%    1.16%         1.20%(b)
Ratio of net investment income to
 average net assets                  0.78%      0.67%    0.82%         1.30%(b)
Ratios assuming no expense
 reductions:
 Ratio of expenses to average net
  assets                             1.14%      1.15%    1.16%         2.02%(b)
 Ratio of net investment income
  to average net assets              0.77%      0.67%    0.82%         0.48%(b)
Portfolio turnover rate                88%        64%      55%            5%

(a) As of August 14, 2000, the Fund's name changed from the Growth and Income Fund to the Value Fund.
(b) Annualized.
(c) Calculated based on the average shares outstanding methodology.
(d) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period.
(e) Commencement of operations.

 PAGE 14 The Commerce Funds
 ---------------
 .

MidCap Growth Fund (formerly The MidCap Fund)
--------------------------------------------------------------------------------

Paul D. Cox, CFA and Portfolio Manager

 . Joined Commerce in 1989
 . Fund manager since Fund inception
 . Director of Equity Management
 . 21 years of experience



Please see the table on page 54 for more detailed information about the investment practices of the MidCap Growth Fund and the risks associated with those practices.
[GRAPHIC]
    Investment Objective
    ---------------------------------------

 . Seeks capital appreciation.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------

 . Invests principally in stocks of companies that show the potential for above-average earnings growth. The Fund seeks capital appreciation by investing in companies that exhibit high rates of profitability, earnings growth and corporate reinvestment.
 . Generally invests in stocks of companies whose characteristics are comparable to those included in the Russell Midcap Growth Index. Currently, the size of those companies is generally below $20 billion.
 . Invests, under normal market conditions, at least 65% of its total assets in equity securities, primarily common stocks.

[GRAPHIC]
    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Mid-Cap and Small-Cap Risk: Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these company stocks may trade less often and in limited volume compared to stocks trading on a national securities exchange. Security prices of these company stocks may be more volatile than the prices of larger company stocks. As a result, this Fund's net asset value may be subject to rapid and substantial changes if it invests in these stocks.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund's net asset value may fluctuate with movements in the equity market.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

                                                 The Commerce Funds PAGE 15
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------
[GRAPHIC]
    MidCap Growth Fund Past Performance
    -----------------------------------------------------------


The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since its inception (for each complete calendar year of the Fund's existence). The table compares the performance of the Fund's Institutional Shares over time to that of broad-based securities market indices. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future.

Year-by-Year Total Return as of 12/31 Each Year


                                  [GRAPH]

                              2000      -5.53%
                              1999      25.84%
                              1998      17.27%
                              1997      20.56%
                              1996      12.46%
                              1995      38.71%
                     (percentage)

Best Calendar Quarter: 21.92%, 4th Quarter 1998
Worst Calendar Quarter: -16.06%, 4th Quarter 2000

Average Annual Total Return as of 12/31/00

                                              Since Inception
                              1 Year  5 Years   (12/12/94)
MidCap Growth Fund             -5.53% 13.57%      18.32%
Russell Midcap Growth Index*  -11.71% 17.75%      20.27%
S&P 400 Mid-Cap Index**        17.45% 20.39%      22.71%

* The Russell Midcap Growth Index replaced the S&P 400 Mid-Cap Index as the MidCap Growth Fund's benchmark. The Fund made this change because the Russell Midcap Growth Index contains securities that are more comparable to those held in the Fund's portfolio. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any fees or expenses.
** The S&P 400 Mid-Cap Index is a capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index figures do not reflect any fees or expenses.

 PAGE 16 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------
[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                    MidCap Growth Fund
                                                   Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                               None
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                                     None
 Maximum Deferred Sales Charge (load) Imposed on
  Redemptions                                                       None
 Redemption Fees                                                    None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                   0.75%
 Other Expenses
  Shareholder Servicing Fees (1)                        0.07%
  Other Operating Expenses                              0.33%
 Total Other Expenses                                              0.40%
                                                              ----------
 Total Annual Fund Operating Expenses                              1.15%
 Less: Fee Waiver (2)                                              0.02%
                                                              ----------
 Net Annual Fund Operating Expenses                                1.13%
                                                              ==========

(1) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder
    Administrative Services Plan.
(2) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
      $115   $363    $631    $1,396


                                                                       continued

                                                 The Commerce Funds PAGE 17
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------
    MidCap Growth Fund (a) Financial Highlights
    -----------------------------------------------------------
[GRAPHIC]


The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                       Year Ended 10/31
                          -------------------------------------------------------
  Institutional Shares      2000         1999         1998       1997      1996
Net asset value,
 beginning of year        $  40.07     $  32.57     $  33.02   $  28.06   $ 25.30
                          --------     --------     --------   --------   -------
Income from investment
 operations:
 Net investment loss         (0.34)(c)    (0.23)(c)    (0.13)     (0.13)    (0.07)
 Net realized and
  unrealized gain             9.91         9.34(c)      1.48       5.38      3.51
                          --------     --------     --------   --------   -------
                              9.57         9.11         1.35       5.25      3.44
                          --------     --------     --------   --------   -------
Distributions to
 shareholders:
 From net realized gains     (6.02)       (1.61)       (1.80)     (0.29)    (0.68)
                          --------     --------     --------   --------   -------
Net asset value, end of
 year                     $  43.62     $  40.07     $  32.57   $  33.02   $ 28.06
                          ========     ========     ========   ========   =======
Total return(b)             26.19%       28.96%        3.96%     18.88%    13.78%
Net assets at end of
 year (in 000's)          $187,070     $143,892     $139,035   $112,442   $74,641
Ratio of net expenses to
 average net assets          1.14%        1.14%        1.16%      1.23%     1.22%
Ratio of net investment
 loss to average net
 assets                    (0.80)%      (0.63)%      (0.58)%    (0.61)%   (0.37)%
Ratios assuming no
 expense reductions:
 Ratio of expenses to
  average net assets         1.15%        1.14%        1.16%      1.23%     1.22%
 Ratio of net investment
  loss to average net
  assets                     (0.79)%      (0.63)%      (0.58)%    (0.61)%   (0.37)%
Portfolio turnover rate       112%          98%          76%        89%       71%

(a) As of August 14, 2000, the Fund's name changed from the MidCap Fund to the MidCap Growth Fund.
(b) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year.
(c) Calculated based on the average shares outstanding methodology.

 PAGE 18 The Commerce Funds
 ---------------
 .

International Equity Fund
------------------------------------------------------------------

The International Equity Fund is sub-advised by T. Rowe Price International,
Inc.

The Sub-Adviser's Investment Advisory Group has day-to-day responsibility for managing the portfolio and developing and executing the Fund's investment program.


Please see the table on page 54 for more detailed information about the investment practices of the International Equity Fund and the risks associated with those practices.
[GRAPHIC]
    Investment Objective
    -------------------------------------------------------------------------

 . Seeks total return with an emphasis on capital growth.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------

 . Invests at least 65% of total assets in common stocks of established companies that conduct their principal activities or are located outside the United States or whose securities are traded in foreign markets.
 . The Fund will be invested in any of the non-U.S. regions of the global equity markets, including (but not limited to) the Far East and Europe. The Fund will invest in emerging markets, such as Latin America, on an opportunistic basis.
 . Focuses on purchasing securities of large and, to a lesser extent, medium-sized companies, although stocks may be purchased without regard to a company's market capitalization. Stocks of medium-sized companies will be purchased on an opportunistic basis.
 . Focuses on investing in stocks with superior growth prospects at a reasonable price. The Fund favors companies with one or more of the following characteristics: leading market positions; attractive business niche; strong franchise or natural monopoly; technological leadership or proprietary advantages; seasoned management; earnings growth and cash flow sufficient to support growing dividends; and healthy balance sheets with relatively low debt.
 . While investing with an awareness of the global economic backdrop and the outlook for individual countries, the Fund focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the Fund may limit investments in markets that appear to have poor overall prospects.
 . May also invest in other types of securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options.
 . May invest freely in securities of foreign issuers in the form of sponsored and unsponsored American Depositary Receipts and European Depositary
  Receipts.
 . May sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


                                                 The Commerce Funds PAGE 19
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]
    Primary Risks of Investing in the Fund
    -------------------------------------------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money. International funds, in general, have volatile net asset values. The Fund may not be an appropriate investment if you cannot bear financially the loss of at least a significant portion of your investment.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease. The Fund's net asset value may fluctuate with movements in the various international equity markets.
Management Risk: A strategy used by the Sub-Adviser may fail to produce the intended results. The Sub-Adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance in rising markets. Currency Risk: This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund's holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are unpredictable and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Risk: Foreign securities can be riskier and more volatile than U.S. securities. Adverse political, social and economic developments in foreign countries or changes in the value of foreign currency can make it harder for the portfolio to sell its securities and could reduce the value of your shares. Changes in or the lack of tax, accounting and regulatory standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Also, the costs of investing abroad are usually higher than those of investing within the United States.
Emerging Market Risk: To the extent that the Fund has investments in emerging market countries, it will potentially be subject to abrupt and severe price declines. Investments in these countries are much riskier than those in mature countries. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.
Futures/Options Risk: To the extent the Fund uses futures and options, it is exposed to additional volatility and potential losses.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

 PAGE 20 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------
[GRAPHIC]
    International Equity Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since its inception (for each complete calendar year of the Fund's existence). The table compares the performance of the Fund's Institutional Shares over time to that of a broad-based securities market index. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]

                               2000     -16.58%
                               1999      31.87%
                               1998      15.52%
                               1997       1.88%
                               1996      14.57%
                               1995       6.74%

                     (percentage)


Best Calendar Quarter: 22.77%, 4th Quarter 1999
Worst Calendar Quarter: -13.31%, 3rd Quarter 1998

Average Annual Total Return as of 12/31/00

                                           Since Inception
                           1 Year  5 Years   (12/12/94)
International Equity Fund  -16.58%  8.19%       8.06%
MSCI EAFE Index*           -13.92%  7.41%       8.09%

* The MSCI EAFE Index is an unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Index figures do not reflect any fees or expenses.


                                                                       continued

                                                 The Commerce Funds PAGE 21
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                   International Equity Fund
                                                     Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                                   None
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                                         None
 Maximum Deferred Sales Charge (load) Imposed on
  Redemptions                                                           None
 Redemption Fees                                                        None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees (1)                                                   1.50%
 Other Expenses                                                        0.38%
  Shareholder Servicing Fees (2)                          0.04%
  Other Operating Expenses                                0.38%
 Total Other Expenses                                                  0.42%
                                                                ------------
 Total Annual Fund Operating Expenses (3)                              1.92%
 Less: Fee Waivers (1) (4)                                             0.58%
                                                                ------------
 Net Annual Fund Operating Expenses                                    1.34%
                                                                ============

(1) The Adviser and Sub-Adviser have contractually agreed to waive a portion of their management fees at least until October 31, 2001. As a result of these fee waivers, Management Fees will be approximately 0.94% of average daily net assets.
(2) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.
(3) The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2001, to the extent necessary for the International Equity Fund to maintain Total Annual Fund Operating Expenses of not more than 1.72% of average daily net assets.
(4) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 Year 3 Years 5 Years 10 Years
     $136   $547    $983    $2,196


 PAGE 22 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------
[GRAPHIC]
    International Equity Fund Financial Highlights
    -----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                           Year Ended 10/31
                              -------------------------------------------------
    Institutional Shares        2000         1999      1998     1997     1996
Net asset value, beginning
 of year                      $  27.39     $  23.00  $  22.10  $ 20.96  $ 18.64
                              --------     --------  --------  -------  -------
Income from investment
 operations:
 Net investment income
  (loss)                         (0.01)(b)     0.09      0.10     0.06     0.11
 Net realized and unrealized
  gain                            0.43         4.40      1.45     1.42     2.35
                              --------     --------  --------  -------  -------
                                  0.42         4.49      1.55     1.48     2.46
                              --------     --------  --------  -------  -------
Distributions to
 shareholders:
 From net investment income      (0.06)       (0.10)    (0.08)   (0.10)   (0.07)
 From net realized gains         (1.29)          --     (0.57)   (0.24)   (0.07)
                              --------     --------  --------  -------  -------
                                 (1.35)       (0.10)    (0.65)   (0.34)   (0.14)
                              --------     --------  --------  -------  -------
Net asset value, end of year  $  26.46     $  27.39  $  23.00  $ 22.10  $ 20.96
                              ========     ========  ========  =======  =======
Total return(a)                  1.24%       19.58%     7.16%    7.15%   13.25%
Net assets at end of year
 (in 000's)                   $166,063     $128,018  $101,161  $78,273  $51,589
Ratio of net expenses to
 average net assets              1.35%        1.53%     1.62%    1.72%    1.72%
Ratio of net investment
 income (loss) to average
 net assets                     (.05)%        0.40%     0.46%    0.35%    0.74%
Ratios assuming no expense
 reductions:
 Ratio of expenses to
  average net assets             1.92%        2.07%     2.14%    2.23%    2.64%
 Ratio of net investment
  loss to average net assets   (0.60)%      (0.14)%   (0.06)%  (0.16)%  (0.18)%
Portfolio turnover rate            47%          32%       22%      22%      21%

(a) Assumes investment of the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year.
(b) Calculated based on the average shares outstanding methodology.

                                                 The Commerce Funds PAGE 23
                                                 ---------------
                                                                               .

Balanced Fund
--------------------------------------------------------------------------------
Scott M. Colbert, CFA and Portfolio Manager

 . Joined Commerce in 1993
 . Fund manager since Fund inception
 . Director of Fixed-Income Management
 . 14 years of experience

John Bartlett, CFA and Portfolio Manager

 . Joined Commerce in 1991
 . Fund manager since 2000
 . Director of Economics & Market Strategy
 . 23 years of experience

Please see the table on page 54 for more detailed information about the investment practices of the Balanced Fund and the risks associated with those practices.
[GRAPHIC]
    Investment Objective
    ---------------------------------------

 . Seeks total return through a balance of capital appreciation and current income, consistent with preservation of capital.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------

The Fund pursues its objective through investment in equities and fixed-income securities. The actual mix of equity and fixed-income securities will vary; however, under normal conditions, the Fund intends to invest 60% of its total assets in stocks and 40% in bonds. Ordinarily, investment in stocks could range as high as 75% of the total assets and as low as 42%.

Equity Investment Strategies
 . Utilizes a broadly diversified portfolio with both value (low price/book and price/earnings ratios) and growth (above average growth in earnings) characteristics to achieve capital appreciation and current income.
 . Generally purchases stocks of companies whose characteristics are comparable to those of the large and mid-cap sectors of the market (currently, the average market capitalizations of companies in the large and mid-cap sectors are $14.1 billion and $4.2 billion, respectively).

Fixed-Income Investment Strategies
 . Security Types: In seeking high current income and capital appreciation, the Fund invests in a diversified portfolio of investment-grade corporate debt obligations and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may invest up to 65% of its total assets in mortgage-backed and asset-backed securities.
 . Credit Quality: Invests at least 65% of its total assets in fixed-income securities (bonds) rated at the time of purchase A- or better by one of the four major ratings services or considered by the Adviser to be of equivalent quality. The market-weighted average credit rating of the Fund's entire portfolio will be AA-/Aa3 or better.
 . Maturity Distribution: To achieve capital appreciation, the Fund's average effective duration will be within 30% of the duration of the Lehman Brothers Aggregate Bond Index, although the Fund has no restriction on the maximum or minimum duration of any individual security it holds. For example, if the duration of the Lehman Brothers Aggregate Bond Index were 4.5 years, the Fund would have a duration of between 3.15 years and 5.85 years.
 . Actively manages credit and sector allocations to enhance returns relative to the unmanaged benchmark.

 PAGE 24 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------
[GRAPHIC]
    Primary Risks of Investing in the Fund
    -----------------------------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.
Interest Rate Risk: Generally, the market value of fixed-income securities in the Fund can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund's share price will go up or down in response to interest rate changes.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.
Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. A bond's credit rating could be downgraded. The Fund could lose money in either of these instances.
Asset-Backed Risk: Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid and therefore more difficult to value and liquidate, if necessary.
Mortgage-Backed Risk: In addition to prepayment, call and extension risks, mortgage-backed securities may be subject to special risks, including price volatility, liquidity, and enhanced sensitivity to interest rates.
Call Risk: An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension Risk: An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and a Fund will also suffer from the inability to invest in higher-yielding securities.
Prepayment Risk: Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.
Maturity Risk: The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

                                                                       continued

                                                 The Commerce Funds PAGE 25
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------
[GRAPHIC]
    Balanced Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since its inception (for each complete calendar year of the Fund's existence). The table compares the performance of the Fund's Institutional Shares over time to that of broad-based securities market indices. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]

                                2000     -2.74%
                                1999      5.19%
                                1998     13.21%
                                1997     20.81%
                                1996     12.96%
                                1995     28.94%

                     (percentage)

Best Calendar Quarter: 11.53%, 4th Quarter 1998
Worst Calendar Quarter: -8.27%, 3rd Quarter 1998

Average Annual Total Return as of 12/31/00

                                                                       Since
                                                                     Inception
                                                      1 Year 5 Years (12/12/94)
Balanced Fund                                         -2.74%  9.58%    12.81%
S&P 500 Index*                                        -9.08% 18.30%    21.68%
Lehman Bros. Aggregate Bond Index**                   11.59%  6.45%     8.33%
60% S&P 500/40% Lehman Bros. Aggregate Bond Index***  -0.99% 13.76%    16.46%

* The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies.
** The Lehman Brothers Aggregate Bond Index is a broad market-weighted index comprised of three major classes of investment grade bonds with maturities greater than one year.
***The 60% S&P 500/40% Lehman Brothers Aggregate Bond Index is a composite of the S&P 500 Index (with income) (weighted at 60%) and the Lehman Brothers Aggregate Bond Index (weighted at 40%).
The Index figures do not reflect any fees or expenses.

 PAGE 26 The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------
[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                            Balanced Fund
                                                        Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) imposed on Purchases (as a
  percentage of offering price)                                          None
 Maximum Sales Charge (load) imposed on Reinvested
  Distributions                                                          None
 Maximum Deferred Sales Charge (load) imposed on
  Redemptions                                                            None
 Redemption Fees                                                         None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                        1.00%
 Other Expenses
  Shareholder Servicing Fees (1)                             0.14%
  Other Operating Expenses                                   0.35%
 Total Other Expenses                                                   0.49%
                                                                   ----------
 Total Annual Fund Operating Expenses (2)                               1.49%
 Less: Fee Waiver and Expense Reimbursement (3)                         0.51%
                                                                   ----------
 Net Annual Fund Operating Expenses (2)                                 0.98%
                                                                   ==========

(1) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.
(2) The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2001, such that the Net Annual Fund Operating Expenses are expected to be 0.98% for fiscal year 2001.
(3) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
     $  100 $   421 $   765 $  1,736



                                                                       continued

                                                 The Commerce Funds PAGE 27
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------

[GRAPHIC]
    Balanced Fund Financial Highlights
    -----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                             Year Ended 10/31
                                ------------------------------------------------
     Institutional Shares        2000        1999      1998      1997     1996
Net asset value, beginning of
 year                           $ 25.29    $  27.04  $  26.67  $  24.00  $ 22.10
                                -------    --------  --------  --------  -------
Income from investment
 operations:
 Net investment income             0.62(b)     0.70      0.59      0.59     0.54
 Net realized and unrealized
  gain                             1.57        1.22      1.67      3.93     2.56
                                -------    --------  --------  --------  -------
                                   2.19        1.92      2.26      4.52     3.10
                                -------    --------  --------  --------  -------
Distributions to shareholders:
 From net investment income       (0.69)      (0.69)    (0.59)    (0.59)   (0.54)
 From net realized gains          (0.92)      (2.98)    (1.30)    (1.26)   (0.66)
                                -------    --------  --------  --------  -------
                                  (1.61)      (3.67)    (1.89)    (1.85)   (1.20)
                                -------    --------  --------  --------  -------
Net asset value, end of year    $ 25.87    $  25.29  $  27.04  $  26.67  $ 24.00
                                =======    ========  ========  ========  =======
Total return(a)                   8.93%       7.60%     8.68%    19.92%   14.45%
Net assets at end of year (in
 000's)                         $95,466    $124,245  $123,717  $105,782  $69,880
Ratio of net expenses to
 average net assets               1.03%       1.13%     1.13%     1.13%    1.13%
Ratio of net investment income
 to average net assets            2.40%       2.71%     2.20%     2.44%    2.47%
Ratios assuming no expense
 reductions:
 Ratio of expenses to average
  net assets                      1.49%       1.49%     1.49%     1.53%    1.45%
 Ratio of net investment
  income to average net assets    1.94%       2.35%     1.84%     2.04%    2.15%
Portfolio turnover rate             53%         11%       68%       31%      58%

(a) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Calculated based on the average shares outstanding methodology.

 PAGE 28 The Commerce Funds
 ---------------
 .

Bond Fund
--------------------------------------------------------------------------------
Scott M. Colbert, CFA and Portfolio Manager
 . Joined Commerce in 1993
 . Fund manager since Fund inception
 . Director of Fixed-Income Management
 . 14 years of experience

Duration is a linear measure of interest rate risk. For example, a portfolio with a duration of 2 years would lose 2% of its value if interest rates rose by 1%, or it would gain 2% if interest rates declined by 2%. A portfolio with a duration of 4 years would be twice as volatile as a portfolio with a duration of 2 years.


Please see the table on page 54 for more detailed information about the investment practices of the Bond Fund and the risks associated with those practices.
[GRAPHIC]
    Investment Objective
    ---------------------------------------

 . Seeks total return through current income and, secondarily, capital appreciation.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------

 . Credit Quality: Invests at least 65% of its total assets in fixed-income securities (bonds) rated at the time of purchase A- or better by one of the four major ratings services or considered by the Adviser to be of equivalent quality.
 . The market-weighted average credit rating of the Fund's entire portfolio will be AA-/Aa3 or better.
 . Security Types: In seeking current income and capital appreciation, the Fund invests in a diversified portfolio of investment-grade corporate debt obligations and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may invest up to 65% of its total assets in mortgage-backed and asset-backed securities.
 . Maturity Distribution: To achieve capital appreciation, the Fund's average effective duration will be within 30% of the duration of the Lehman Brothers Aggregate Bond Index, although the Fund has no restriction on the maximum or minimum duration of any individual security it holds. For example, if the duration of the Lehman Aggregate Bond Index were 4.5 years, the Fund's assets would have a duration of between 3.15 years and 5.85 years.

[GRAPHIC]
    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.
Interest Rate Risk: Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the

                                                 The Commerce Funds PAGE 29
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------
more the Fund's share price will go up or down in response to interest rate changes.
Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond's credit rating could be downgraded. The Fund could lose money in either of these instances. The Fund may invest up to 35% of its assets in obligations rated BBB or Baa by certain ratings services. These obligations are considered to have speculative characteristics and are riskier than higher-rated obligations.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.
Asset-Backed Risk: Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.
Mortgage-Backed Risk: Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to additional risks, including price volatility, liquidity, and enhanced sensitivity to interest rates.
Call Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and the Fund will also suffer from the inability to invest in higher-yielding securities. Prepayment Risk: Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.
U.S. Government Securities Risk: The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so.
Maturity Risk: The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.


 PAGE 30 The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------
[GRAPHIC]
    Bond Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to year since its inception (for each complete calendar year of the Fund's existence). The table compares the performance of the Fund's Institutional Shares over time to that of a broad-based securities market index. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]

                                2000     9.79%
                                1999     -.97%
                                1998     8.22%
                                1997     9.04%
                                1996     2.22%
                                1995    19.31%


                     (percentage)

Best Calendar Quarter: 6.80%, 2nd Quarter 1995
Worst Calendar Quarter: -2.48%, 1st Quarter 1996

Average Annual Total Return as of 12/31/00

                                                   Since Inception
                                    1 Year 5 Years   (12/12/94)
Bond Fund                            9.79%  5.57%       7.68%
Lehman Bros. Aggregate Bond Index*  11.59%  6.45%       8.33%

* The Lehman Brothers Aggregate Bond Index is a broad market-weighted index comprised of three major classes of investment-grade bonds with maturities greater than one year. The Index figures do not reflect any fees or expenses.


                                                                       continued

                                                 The Commerce Funds PAGE 31
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------
[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                         Bond Fund
                                                   Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                               None
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                                     None
 Maximum Deferred Sales Charge (load) Imposed on
  Redemptions                                                       None
 Redemption Fees                                                    None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                   0.50%
 Other Expenses
  Shareholder Servicing Fees(1)                    0.05%
  Other Operating Expenses                         0.23%
 Total Other Expenses                                              0.28%
                                                              ----------
 Total Annual Fund Operating Expenses (2)                          0.78%
 Less: Fee Waiver (3)                                              0.02%
                                                              ----------
 Net Annual Fund Operating Expenses                                0.76%
                                                              ==========

(1) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.
(2) The Adviser intends to voluntarily reimburse expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to the extent necessary for the Bond Fund to maintain Total Annual Fund Operating Expenses of not more than 0.88% of average daily net assets. The Adviser reserves the right to discontinue the expense reimbursement at any time. Total Annual Fund Operating Expenses are estimated based on fees and expenses expected to be incurred by the Fund in the current fiscal year.
(3) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
     $   78 $   247 $   431 $    964

 PAGE 32 The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------

[GRAPHIC]
    Bond Fund Financial Highlights
    -----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                          Year Ended 10/31
                            --------------------------------------------------
   Institutional Shares       2000        1999      1998      1997      1996
Net asset value, beginning
 of year                    $  18.57    $  19.84  $  19.43  $  19.07  $  19.61
Income from investment
 operations:
 Net investment income          1.16(b)     1.16      1.15      1.17      1.16
 Net realized and
  unrealized gain (loss)       (0.17)      (1.04)     0.41      0.39     (0.28)
                            --------    --------  --------  --------  --------
                                0.99        0.12      1.56      1.56      0.88
                            --------    --------  --------  --------  --------
Distributions to
 shareholders:
 From net investment income    (1.19)      (1.16)    (1.15)    (1.18)    (1.16)
 From net realized gains       (0.04)      (0.23)       --     (0.02)    (0.26)
                            --------    --------  --------  --------  --------
                               (1.23)      (1.39)    (1.15)    (1.20)    (1.42)
                            --------    --------  --------  --------  --------
Net asset value, end of
 year                       $  18.33    $  18.57  $  19.84  $  19.43  $  19.07
                            ========    ========  ========  ========  ========
Total return(a)                5.59%       0.59%     8.27%     8.50%     4.71%
Net assets at end of year
 (in 000's)                 $325,732    $374,121  $305,396  $217,803  $151,205
Ratio of net expenses to
 average net assets            0.81%       0.81%     0.83%     0.85%     0.84%
Ratio of net investment
 income to average net
 assets                        6.38%       6.05%     5.86%     6.14%     6.10%
Portfolio turnover rate          26%         16%       30%       19%       31%

(a) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Calculated based on the average shares outstanding methodology.

                                                 The Commerce Funds PAGE 33
                                                 ---------------
                                                                               .

Short-Term Government Fund
-------------------------------------------------------------------------


Scott M. Colbert, CFA and Portfolio Manager

 . Joined Commerce in 1993
 . Fund manager since Fund inception
 . Director of Fixed-Income Management
 . 14 years of experience


Please see the table on page 54 for more detailed information about the investment practices of the Short-Term Government Fund and the risks associated with those practices.
[GRAPHIC]
    Investment Objective
    ---------------------------------------

 . Seeks current income consistent with preservation of principal.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------

The Fund employs the following strategies in an effort to achieve current income and principal preservation:

 . Security Types: Invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (including U.S. Treasury bills, notes and bonds) and government mortgage-backed securities (pools of mortgage loans sold to investors by various governmental agencies). May also purchase other mortgage-backed securities, which are sold to investors by private issuers.

 . Maturity Distribution: Emphasizes purchasing short-term bonds. The Fund invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and government mortgage-backed securities that have average lives or remaining maturities of five years or less.

 . Actively manages maturities to take advantage of changes in interest rates.
  The dollar-weighted average maturity of the Fund's investments will not exceed three years.

[GRAPHIC]
    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.
Interest Rate Risk: Generally, the market value of fixed-income securities in the Fund can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in

 PAGE 34 The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------
the Fund, the more the Fund's share price will go up or down in response to interest rate changes.
Credit Risk: An issuer of fixed-income securities could default on its obligation to pay interest and repay principal. A bond's credit rating could be downgraded. A Fund could lose money in either of these instances.
Management Risk: A strategy used by the Adviser could fail to produce the intended results.
Mortgage-Backed Risk: In addition to prepayment, call and extension risks, mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to special risks, including price volatility, liquidity, and enhanced sensitivity to interest rates.
Call Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. Extension Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and the Fund will also suffer from the inability to invest in higher-yielding securities. Prepayment Risk: Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.
U.S. Government Securities Risk: The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so.
Maturity Risk: The Fund will not necessarily hold its securities to maturity, which could result in a loss of principal.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.


                                                                       continued

                                                 The Commerce Funds PAGE 35
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------

[GRAPHIC]
    Short-Term Government Fund Past Performance
    -----------------------------------------------------------
The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to calendar year since its inception (for each complete calendar year of the Fund's existence). The table compares the performance of the Fund's Institutional Shares over time to that of a broad-based securities market index. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year


                                    [GRAPH]

                               2000       8.59%
                               1999       2.03%
                               1998       7.14%
                               1997       6.58%
                               1996       3.78%
                               1995      12.58%

                     (percentage)


Best Calendar Quarter: 4.13%, 2nd Quarter 1995
Worst Calendar Quarter: -0.42%, 1st Quarter 1996

Average Annual Total Return as of 12/31/00

                                                                   Since
                                                                 Inception
                                                  1 Year 5 Years (12/12/94)
Short-Term Government Fund                        8.59%   5.60%    6.71%
Salomon Brothers 1-5 Year Treasury/Gov't. Index*  9.09%   6.08%    7.12%

* The Salomon Brothers 1-5 Year Treasury/Government Sponsored Index is comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any fees or expenses.

 PAGE 36  The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------

[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                        Short-Term
                                                      Government Fund
                                                   Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                               None
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                                     None
 Maximum Deferred Sales Charge (load) Imposed on
  Redemptions                                                       None
 Redemption Fees                                                    None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                                   0.50%
 Other Expenses
  Shareholder Servicing Fees (1)                        0.04%
  Other Operating Expenses                              0.35%
 Total Other Expenses                                              0.39%
                                                              ----------
 Total Annual Fund Operating Expenses (2)                          0.89%
 Less: Fee Waiver and Expense Reimbursement (3)                    0.21%
                                                              ----------
 Net Annual Fund Operating Expenses                                0.68%
                                                              ==========

(1) Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.
(2) The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2001, to 0.68% of the Fund's average daily net assets.
(3) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.
Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
      $69    $263    $472    $1,077

                                                                       continued

                                                 The Commerce Funds PAGE 37
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------

[GRAPHIC]
    Short-Term Government Fund Financial Highlights
    -----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share.
The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                            Year Ended 10/31
                                ----------------------------------------------
     Institutional Shares        2000        1999     1998     1997     1996
Net asset value, beginning of
 year                           $ 18.06    $  18.78  $ 18.47  $ 18.43  $ 18.83
                                -------    --------  -------  -------  -------
Income from investment
 operations:
 Net investment income             1.03(b)     1.04     1.10     1.11     1.09
 Net realized and unrealized
  gain (loss)                      0.04       (0.71)    0.32     0.04    (0.18)
                                -------    --------  -------  -------  -------
                                   1.07        0.33     1.42     1.15     0.91
                                -------    --------  -------  -------  -------
Distribution to shareholders:
 From net investment income       (1.03)      (1.04)   (1.11)   (1.11)   (1.09)
 From net realized gains             --       (0.01)      --       --    (0.22)
                                -------    --------  -------  -------  -------
                                  (1.03)      (1.05)   (1.11)   (1.11)   (1.31)
                                -------    --------  -------  -------  -------
Net asset value, end of year    $ 18.10    $  18.06  $ 18.78  $ 18.47  $ 18.43
                                =======    ========  =======  =======  =======
Total return(a)                   6.15%       1.83%    7.94%    6.45%    5.02%
Net assets at end of year       $81,484    $116,163  $69,538  $48,840  $33,839
Ratio of net expenses to
 average net assets               0.68%       0.68%    0.68%    0.68%    0.68%
Ratio of net investment income
 to average net assets            5.72%       5.65%    5.90%    6.04%    5.90%
Ratios assuming no expense
 reductions:
 Ratio of expenses to average
  net assets                      0.92%       0.92%    1.04%    1.11%    1.11%
 Ratio of net investment income
  to average net assets           5.48%       5.41%    5.55%    5.61%    5.47%
Portfolio turnover rate             39%         10%      48%      36%      12%

(a) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Calculated based on the average shares outstanding methodology.

 PAGE 38 The Commerce Funds
 ---------------
 .

National Tax-Free Intermediate Bond Fund
-------------------------------------------------------------------

Brian P. Musielak, CFA and Portfolio Manager

 . Joined Commerce in 1995
 . Fund manager since 1999
 . 6 years of experience

Duration is a linear measure of interest rate risk. For example, a portfolio with a duration of 2 years would lose 2% of its value if interest rates rose by 1%, or it would gain 2% if interest rates declined by 2%. A portfolio with a duration of 4 years would be twice as volatile as a portfolio with a duration of 2 years.


Please see the table on page 54 for more detailed information about the investment practices of the National Tax-Free Intermediate Bond Fund and the risks associated with those practices.

[GRAPHIC]
    Investment Objective
    ---------------------------------------

 . Seeks current income exempt from federal income tax as is consistent with the preservation of capital.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------

The Fund employs the following strategies in an effort to achieve current income and capital preservation:
 . Security Types: Intends to invest primarily (at least 80%) in investment-grade municipal bonds issued by or on behalf of the states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. The Fund's 80% investment strategy is fundamental--meaning that it can only be changed by the holders of a majority of the outstanding voting securities of the Fund.
 . Up to 20% of the Fund's net assets may be invested in municipal obligations that are not exempt from regular federal income tax.
 . Credit Quality: The market-weighted average credit rating of the Fund's entire portfolio will be AA or better.
 . Maturity Distribution: Actively manages maturities to take advantage of changes in interest rates. The average weighted effective maturity of the Fund's portfolio securities will be three to ten years, under normal market conditions.
 . The average effective duration of the Fund will be within 30% of the duration of the Merrill Lynch Municipal Intermediate Index, although the Fund has no restriction as to the maximum or minimum duration of any individual security it holds. For example, if the duration of the Merrill Lynch Municipal Intermediate Index were 5.4 years, the Fund's assets would have a duration of between 3.78 years and 7.02 years.
 . Strives to minimize net realized capital gains.


                                                 The Commerce Funds PAGE 39
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]
    Primary Risks of Investing in the Fund
    -----------------------------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.
Interest Rate Risk: Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up.
Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond's credit rating could be downgraded. The Fund could lose money in either of these instances.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.
Municipal Obligation Risk: Payment on municipal obligations held by the Fund relating to certain projects may be secured mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust will be subject to statutory enforcement procedures and limitations on obtaining deficiency judgments. Moreover, collection of the proceeds from that foreclosure may be delayed and the amount of the proceeds received may not be enough to pay the principal or accrued interest on the defaulted municipal obligations.
Tax Risk: A fund that invests in municipal obligations may be more adversely impacted by changes in tax rates and policies than other funds.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

 PAGE 40 The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------
[GRAPHIC]
    National Tax-Free Intermediate Bond Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to year since its inception (for each complete calendar year of the Fund's existence). The table compares the performance of the Fund's Institutional Shares over time to that of a broad-based securities market index. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year

                                   [GRAPH]

                               2000      9.50%
                               1999     -1.12%
                               1998      5.56%
                               1997      6.54%
                               1996      2.97%
                     (percentage)

Best Calendar Quarter: 3.71%, 4th Quarter 2000
Worst Calendar Quarter: -1.68%, 2nd Quarter 1999

Average Annual Total Return as of 12/31/00

                                                            Since Inception
                                             1 Year 5 Years    (2/21/95)
National Tax-Free Intermediate Bond Fund     9.50%   4.63%       5.29%
Merrill Lynch Municipal Intermediate Index*  9.61%   5.59%       6.47%

* The Merrill Lynch Municipal Intermediate Index is comprised of investment-grade municipal securities ranging from 1 to 12 years in maturity. The Index figures do not reflect any fees or expenses.


                                                                       continued

                                                 The Commerce Funds PAGE 41
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------

[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                       National Tax-Free
                                                     Intermediate Bond Fund
                                                      Institutional Shares
 Shareholder Fees
 (fees paid directly from your investment)
  Maximum Sales Charge (load) Imposed on Purchases
   (as a percentage of offering price)                        None
  Maximum Sales Charge (load) Imposed on Reinvested
   Distributions                                              None
  Maximum Deferred Sales Charge (load) Imposed on
   Redemptions                                                None
  Redemption Fees                                             None
 Annual Fund Operating Expenses
 (expenses deducted from Fund assets)
  Management Fees                                            0.50%
  Other Expenses                                             0.31%
                                                             -----
  Total Annual Fund Operating Expenses (1)                   0.81%
  Less: Fee Waiver and Expense Reimbursement (2)             0.17%
                                                             -----
  Net Annual Fund Operating Expenses                         0.64%
                                                             =====

(1) The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2001, to 0.70% of the Fund's average daily net assets. Total Annual Fund Operating Expenses are estimated based on fees and expenses expected to be incurred by the Fund in the current fiscal year.
(2) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.
Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
      $65    $242    $433     $986

 PAGE 42 The Commerce Funds
 ---------------
 .

--------------------------------------------------------------------------------

[GRAPHIC]
    National Tax-Free Intermediate Bond Fund Financial Highlights
    -----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                           Year Ended 10/31
                                ----------------------------------------------
     Institutional Shares        2000       1999      1998     1997     1996
Net asset value, beginning of
 year                           $ 18.24    $ 19.33   $ 18.85  $ 18.46  $ 18.54
                                -------    -------   -------  -------  -------
Income from investment
 operations:
 Net investment income             0.78(b)    0.74      0.74     0.72     0.73
 Net realized and unrealized
  gain(loss)                       0.51      (0.93)     0.48     0.39    (0.07)
                                -------    -------   -------  -------  -------
                                   1.29      (0.19)     1.22     1.11     0.66
                                -------    -------   -------  -------  -------
Distributions to shareholders:
 From net investment income       (0.79)     (0.74)    (0.74)   (0.72)   (0.73)
 From net realized gains          (0.01)     (0.16)       --       --    (0.01)
                                -------    -------   -------  -------  -------
                                  (0.80)     (0.90)   (0.74)   (0.72)    (0.74)
                                -------    -------   -------  -------  -------
Net asset value, end of year    $ 18.73    $ 18.24   $ 19.33  $ 18.85  $ 18.46
                                =======    =======   =======  =======  =======
Total return(a)                   7.17%      (1.08)%   6.59%    6.16%    3.60%
Net assets at end of year (in
 000's)                         $40,753    $40,243   $33,528  $25,281  $17,613
Ratio of net expenses to
 average net assets               0.70%      0.70%     0.74%    0.85%    0.85%
Ratio of net investment income
 to average net assets            4.23%      3.90%     3.87%    3.89%    3.93%
Ratios assuming no expense
 reductions:
 Ratio of expenses to average
  net assets                      0.94%      0.93%     1.04%    1.15%    1.55%
 Ratio of net investment income
  to average net assets           3.99%      3.67%     3.57%    3.59%    3.23%
Portfolio turnover rate             56%        35%       41%       6%      34%

(a) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Calculated based on the average shares outstanding methodology.



                                                 The Commerce Funds PAGE 43
                                                 ---------------
                                                                               .

Missouri Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------

Brian P. Musielak, CFA and Portfolio Manager

 . Joined Commerce in 1995
 . Fund manager since 1999
 . 6 years of experience


Please see the table on page 54 for more detailed information about the investment practices of the Missouri Tax-Free Intermediate Bond Fund and the risks associated with those practices.
[GRAPHIC]
    Investment Objective
    ---------------------------------------

 . Seeks current income exempt from federal and, to the extent possible, from Missouri income taxes, as is consistent with the preservation of capital.

[GRAPHIC]
    Primary Investment Strategies
    ---------------------------------------

The Fund employs the following strategies in an effort to achieve current income and capital preservation:
 . Security Types: Under normal market conditions, invests at least 80% of its total assets in municipal obligations, 65% of which are issued by the State of Missouri and its political subdivisions. The Fund's 80% investment strategy is fundamental--meaning that it can only be changed by the holders of a majority of the outstanding voting securities of the Fund.
 . Seeks to maximize the proportion of its dividends that are exempt from both federal and Missouri income tax.
 . Strives to minimize net realized capital gains.
 . Maturity Distribution: Under normal market conditions, the average weighted maturity of the Fund's portfolio securities will be three to ten years.
 . Credit Quality: Actively manages maturities to take advantage of changes in interest rates. The market-weighted average credit rating of the Fund's entire portfolio will be AA or better.

[GRAPHIC]
    Primary Risks of Investing in the Fund
    ---------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in the Fund to increase or decrease.
Interest Rate Risk: Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general,

 PAGE 44 The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------
the longer the average maturity of bonds in the Fund, the more the Fund's share price will go up or down in response to interest rate changes.
Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond's credit rating could be downgraded. The Fund could lose money in either of these instances.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.
State-Specific Risk: The Fund invests its assets predominantly in Missouri Obligations. The actual payment of principal and interest on these obligations is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. You should also be aware that provisions of the Missouri Constitution and other laws could result in certain adverse consequences affecting Missouri Obligations.
Non-Diversified Risk: The Missouri Tax-Free Intermediate Bond Fund is non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives. When a Fund's assets are concentrated in obligations payable from revenues of similar projects issued by issuers located in the same state, or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.
Tax Risk: A fund that invests in municipal obligations may be more adversely impacted by changes in tax rates and policies than other funds. Dividends derived from interest on obligations of other governmental issuers are exempt from federal income tax but may be subject to Missouri income tax.
Municipal Obligation Risk: Payment on municipal obligations held by the Fund relating to certain projects may be secured mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust will be subject to statutory enforcement procedures and limitations on obtaining deficiency judgments. Moreover, collection of the proceeds from that foreclosure may be delayed and the amount of the proceeds received may not be enough to pay the principal or accrued interest on the defaulted municipal obligations.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

                                                                       continued

                                                 The Commerce Funds PAGE 45
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
[GRAPHIC]
    Missouri Tax-Free Intermediate Bond Fund Past Performance
    -----------------------------------------------------------

The chart and table below provide some indication of the risks of investing in the Fund by showing its annual returns and long-term performance. The bar chart shows the Fund's performance from calendar year to year since its inception (for each complete calendar year of the Fund's existence). The table compares the performance of the Fund's Institutional Shares over time to that of a broad-based securities market index. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how this Fund performed in the past is not a prediction of how it will perform in the future. The Fund's performance reflects expense limitations in effect. If expense limitations were not in place, the Fund's performance would have been reduced.

Year-by-Year Total Returns as of 12/31 Each Year

                                  [GRAPH]
                              2000      9.45%
                              1999     -1.00%
                              1998      5.41%
                              1997      6.84%
                              1996      2.67%
                    (percentage)

Best Calendar Quarter: 3.69%, 4th Quarter 2000
Worst Calendar Quarter: -1.43%, 2nd Quarter 1999

Average Annual Total Return as of 12/31/00

                                            Since
                                          Inception
                           1 Year 5 Years (2/21/95)
Missouri Tax-Free
 Intermediate Bond Fund    9.45%   4.62%    5.20%
Merrill Lynch Municipal
 Intermediate Index*       9.61%   5.59%    6.47%

* The Merrill Lynch Municipal Intermediate Index is comprised of investment-grade municipal securities ranging from 1 to 12 years in maturity. The Index figures do not reflect any fees or expenses.

 PAGE 46 The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------
[GRAPHIC]
    Fees and Expenses
    -----------------------------------------------------------

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                     Missouri Tax-Free
                                                   Intermediate Bond Fund
                                                    Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                       None
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                             None
 Maximum Deferred Sales Charge (load) Imposed on
  Redemptions                                               None
 Redemption Fees                                            None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                           0.50%
 Other Expenses                                            0.32%
                                                           -----
 Total Annual Fund Operating Expenses (1)                  0.82%
 Less: Fee Waiver and Expense Reimbursement (2)            0.22%
                                                           -----
 Net Annual Fund Operating Expenses                        0.60%
                                                           =====

(1) The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, at least until October 31, 2001, to 0.65% of the Fund's average daily net assets. Total Annual Fund Operating Expenses are estimated based on fees and expenses expected to be incurred by the Fund in the current fiscal year.
(2) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.
Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years 5 Years 10 Years
      $61    $240    $433     $993


                                                                       continued

                                                 The Commerce Funds PAGE 47
                                                 ---------------
                                                                               .

-------------------------------------------------------------------

[GRAPHIC]
    Missouri Tax-Free Intermediate Bond Fund Financial Highlights
    -----------------------------------------------------------

The following table describes the Fund's performance for the periods indicated. The total return figures show how much you would have earned (or lost) on an investment in the Fund during each time period, assuming you had reinvested all dividends and distributions. Some of the information reflects financial results for a single Fund share. The information has been audited by KPMG LLP, the Funds' independent auditors. Their report, along with the Fund's financial statements, is incorporated by reference in the Funds' Statement of Additional Information (available upon request).

                                           Year Ended 10/31
                                ----------------------------------------------
     Institutional Shares        2000       1999      1998     1997     1996
Net asset value, beginning of
 year                           $ 18.07    $ 19.07   $ 18.61  $ 18.26  $ 18.40
                                -------    -------   -------  -------  -------
Income from investment
 operations:
 Net investment income             0.78(b)    0.73      0.74     0.76     0.76
 Net realized and unrealized
  gain (loss)                      0.46      (0.90)     0.47     0.37    (0.14)
                                -------    -------   -------  -------  -------
                                   1.24      (0.17)     1.21     1.13     0.62
                                -------    -------   -------  -------  -------
Distributions to shareholders:
 From net investment income       (0.78)     (0.73)    (0.74)   (0.76)   (0.76)
 From net realized gains             --      (0.10)    (0.01)   (0.02)      --
                                -------    -------   -------  -------  -------
                                  (0.78)     (0.83)    (0.75)   (0.78)   (0.76)
                                -------    -------   -------  -------  -------
Net asset value, end of year    $ 18.53    $ 18.07   $ 19.07  $ 18.61  $ 18.26
                                =======    =======   =======  =======  =======
Total return(a)                   7.05%      (0.95)%   6.65%    6.31%    3.43%
Net assets at end of year (in
 000s)                          $38,448    $42,641   $34,051  $24,434  $17,034
Ratio of net expenses to
 average net assets               0.65%      0.65%     0.65%    0.65%    0.65%
Ratio of net investment income
 to average net assets            4.29%      3.91%     3.93%    4.14%    4.14%
Ratios assuming no expense
 reductions:
 Ratio of expenses to average
  net assets                      0.95%      0.92%     1.03%    1.21%    1.58%
 Ratio of net investment income
  to average net assets           4.09%      3.64%     3.55%    3.58%    3.21%
Portfolio turnover rate             29%        21%       34%      13%      49%

(a) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Calculated based on the average shares outstanding methodology.

 PAGE 48 The Commerce Funds
 ---------------
 .

Kansas Tax-Free Intermediate Bond Fund
-------------------------------------------------------------------

Brian P. Musielak, CFA and Portfolio Manager

 . Joined Commerce in 1995
 . Fund manager since Fund inception
 . 6 years of experience



Please see the table on page 54 for more detailed information about the Kansas Tax-Free Intermediate Bond Fund and the risks associated with those practices. [GRAPHIC]
    Investment Objective
    -------------------------------------------------------------------------

 . Seeks current income exempt from federal and, to the extent possible, from Kansas income taxes, as is consistent with the preservation of capital.

[GRAPHIC]
    Primary Investment Strategies
    -------------------------------------------------------------------------

The Fund employs the following strategies in an effort to achieve current income and capital preservation:
 . Security Types: Under normal market conditions, invests at least 80% of its total assets in municipal obligations, 65% of which are issued by the State of Kansas and its political subdivisions. The Fund's 80% investment strategy is fundamental--meaning that it can only be changed by the holders of a majority of the outstanding voting securities of the Fund.
 . Seeks to maximize the proportion of its dividends that are exempt from both federal and Kansas income tax.
 . Strives to minimize net realized capital gains.
 . Credit Quality: Actively manages maturities to take advantage of changes in interest rates. The market-weighted average credit rating of the Fund's entire portfolio will be A or better.
 . Maturity Distribution: Under normal market conditions, the average weighted maturity of the Fund's portfolio securities will be five to ten years.

[GRAPHIC]
    Primary Risks of Investing in the Fund
    -------------------------------------------------------------------------

Investment Risk: The value of your investment in this Fund may go up or down, which means that you could lose money.
Market Risk: General economic conditions and/or the activities of individual issuers may cause the value of the securities in the Fund to increase or decrease.
Interest Rate Risk: Generally, the market value of fixed-income securities can be expected to go up when interest rates go down and to go down when interest rates go up. Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in the Fund, the more the Fund's share price will go up or down in response to interest rate changes.

                                                 The Commerce Funds PAGE 49
                                                 ---------------
                                                                               .

-------------------------------------------------------------------------
Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond's credit rating could be downgraded. The Fund could lose money in either of these instances.
Management Risk: A strategy used by the Adviser may fail to produce the intended results.
State-Specific Risk: The Fund invests its assets predominantly in Kansas Obligations. The actual payment of principal and interest on these obligations is dependent on the Kansas legislature allotting money each fiscal year for these payments. You should also be aware that provisions of the Kansas Constitution and other laws could result in certain adverse consequences affecting Kansas Obligations.
Non-Diversified Risk: The Kansas Tax-Free Intermediate Bond Fund is non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives. When a Fund's assets are concentrated in obligations payable from revenues of similar projects issued by issuers located in the same state, or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.
Tax Risk: A fund that invests in municipal obligations may be more adversely impacted by changes in tax rates and policies than other funds. Dividends derived from interest on obligations of other governmental issuers are exempt from federal income tax but may be subject to Kansas income tax.
Municipal Obligation Risk: Payment on municipal obligations held by the Fund relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust will be subject to statutory enforcement procedures and limitations on obtaining deficiency judgments. Moreover, collection of the proceeds from that foreclosure may be delayed and the amount of the proceeds received may not be enough to pay the principal or accrued interest on the defaulted municipal obligations.

An investment in the Fund is not a deposit of Commerce Bank and is not insured or guaranteed by the FDIC or any other governmental agency.

 PAGE 50 The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------
[GRAPHIC]
    Kansas Tax-Free Intermediate Bond Fund Past Performance
    -------------------------------------------------------------------------


The Fund was recently organized and does not yet have a performance record as an investment company registered under the Investment Company Act of 1940 (the "Act"). The bar chart and table below provide some indication of the risks of investing in the Fund by showing the annual returns and long-term performance of the Kansas Tax-Free Fund (the "Kansas Common Trust Fund"), the predecessor common trust fund that, in all material respects, had the same investment objective, policies, guidelines and investment limitations as the Fund. The Kansas Common Trust Fund was not registered under the Act and therefore was not subject to certain investment restrictions imposed by the Act. If the Kansas Common Trust Fund had been registered under the Act, the performance shown may have been adversely affected. The performance is for periods before the effective date of this Prospectus.

The table shows the Kansas Common Trust Fund's performance from calendar year to calendar year for the past ten years. The table compares the Kansas Common Trust Fund's performance over time to that of a broad-based securities market index. The total return calculations in the bar chart and the table have been restated to include the estimated expenses of the Institutional Class but do not include waived fees or reimbursed expenses. Both charts assume reinvestment of dividends and distributions. As with all mutual funds, how the Kansas Common Trust Fund performed in the past is not a prediction of how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 Each Year

                                  [GRAPH]

                              2000      7.60%
                              1999     -0.80%
                              1998      4.70%
                              1997      6.07%
                              1996      2.68%
                              1995     12.27%
                              1994     -4.95%
                              1993      7.09%
                              1992      5.21%
                              1991      8.15%

                     (percentage)
Best Calendar Quarter: 5.16%, 1st Quarter 1995
Worst Calendar Quarter: -3.68%, 1st Quarter 1994

Average Annual Total Return as of 12/31/00

                            1 Year 5 Years 10 Years
Kansas Tax-Free
 Intermediate Bond Fund     7.60%   4.01%   4.70%
Merrill Lynch Municipal
 Intermediate Index*        9.61%   5.59%   6.63%

 * The Merrill Lynch Municipal Intermediate Index is comprised of investment-grade municipal securities ranging from 1 to 12 years in maturity. The Index figures do not reflect any fees or expenses.


                                                                       continued

                                                 The Commerce Funds PAGE 51
                                                 ---------------
                                                                               .

--------------------------------------------------------------------------------

[GRAPHIC]
    Fees and Expenses
    -------------------------------------------------------------------------
The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund's assets, not from your account, so they affect the share price of the Fund.

                                                      Kansas Tax-Free
                                                   Intermediate Bond Fund
                                                    Institutional Shares
Shareholder Fees
(fees paid directly from your investment)
 Maximum Sales Charge (load) Imposed on Purchases
  (as a percentage of offering price)                       None
 Maximum Sales Charge (load) Imposed on Reinvested
  Distributions                                             None
 Maximum Deferred Sales Charge (load) Imposed on
  Redemptions                                               None
 Redemption Fees                                            None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
 Management Fees                                           0.50%
 Other Expenses                                            0.55%
                                                           -----
 Total Annual Fund Operating Expenses (1)                  1.05%
 Less: Fee Waiver and Expense Reimbursement (2)            0.40%
                                                           -----
 Net Annual Fund Operating Expenses (3)                    0.65%
                                                           =====

(1) The Adviser has contractually agreed to waive fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, from exceeding 0.65% of average daily net assets of the Kansas Tax-Free Intermediate Bond Fund until October 31, 2001. Total Annual Fund Operating Expenses are estimated based on expenses expected to be incurred by the Fund in the current fiscal year.
(2) Until October 31, 2001, the Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.
(3) The Fund's Net Annual Fund Operating Expenses are estimated based on expenses expected to be incurred by the Fund in the current fiscal year.
Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year 3 Years
      $66    $294

 PAGE 52 The Commerce Funds
 ---------------
 .

-------------------------------------------------------------------------

[GRAPHIC]
    Kansas Tax-Free Intermediate Bond Fund Financial Highlights
    -------------------------------------------------------------------------

The Fund commenced operations as of December 26, 2000. Therefore, financial highlights are unavailable for the Fund.


                                                 The Commerce Funds PAGE 53
                                                 ---------------
                                                                               .

Investment Securities and Practices
-------------------------------------------------------------------------------

This table shows some of the investment methods and securities that the Funds may use. The Funds' Statement of Additional Information (available on request) contains a more complete discussion of the securities and practices each Fund may use, and the risks involved. The Funds' Annual Report shows the securities and practices each Fund is currently using. We encourage you to obtain and read a copy of the Statement of Additional Information and the Annual Report should you have any questions about the Funds' investment policies. The investment securities and practices that are considered to be "principal" investment securities and practices are discussed above under each Fund.

Key:
# = percent of total assets the Fund may invest a = permitted x = not permitted e = equity portion of the Balanced Fund f = fixed-income portion of the Balanced Fund

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Short-  National Missouri Kansas
                           Core                      MidCap   Internat'l                    Term     Tax-     Tax-    Tax-
                          Equity   Growth   Value    Growth     Equity   Balanced   Bond    Gov't    Free     Free    Free
------------------------------------------------------------------------------------------------------------------------------------
Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
American Depositary
Receipts                    10(2)    10(2)    10(2)    10(2)       a       10e(1)    x        x       x        x        x
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities     x        x        x        x           x       65f(1)    65(4)    x       x        x        x
------------------------------------------------------------------------------------------------------------------------------------
Convertible Securities      a        a        a        a           a       ae        a        x       x        x        x
------------------------------------------------------------------------------------------------------------------------------------
Corporate Debt
Obligations                 x        x        x        x           a       af(1)     a        x       x        x        x
------------------------------------------------------------------------------------------------------------------------------------
Emerging Market
Securities                  x        x        x        x           a        x        x        x       x        x        x
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities           a        a        a        a           a       ae        x        x       x        x        x
------------------------------------------------------------------------------------------------------------------------------------
European Depositary
Receipts                    x        x        x        x           a        x        x        x       x        x        x
------------------------------------------------------------------------------------------------------------------------------------
Foreign Equity Securities   10(2)    10(2)    10(2)    10(2)       a       10e(1)    x        x       x        x        x
------------------------------------------------------------------------------------------------------------------------------------
Foreign Debt and
Foreign Government
Securities                  x        x        x        x           a       20f(1)    20       x       x        x        x
------------------------------------------------------------------------------------------------------------------------------------
Hybrids                     x        x        x        x          10        x        x        x       x        x        x
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Related
Securities                  x        x        x        x           x       65f(1)    65(4)    a(3)    x        x        x
------------------------------------------------------------------------------------------------------------------------------------
Municipal Obligations       x        x        x        x           x       20f(1)    20       x       a(5)     a(5)     a(5)
------------------------------------------------------------------------------------------------------------------------------------
Stripped Securities         x        x        x        x           x       af        a        x       x        x        x
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Obligations                 a        a        a        a           a       af        a        a(3)    a        a        a
------------------------------------------------------------------------------------------------------------------------------------
Variable and Floating
Rate Instruments            a        a        a        a           a        a        a        a       a        a        a
------------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds           a        a        a        a           a       af        a        a       a        a        a
------------------------------------------------------------------------------------------------------------------------------------


PAGE 54   The Commerce Funds
----------

   ----------------------------------------------------------------------------------------------------------------------
                                                                                   Short- National   Missouri   Kansas
                             Core                MidCap Internat'l                  Term    Tax-       Tax-      Tax-
                            Equity Growth Value  Growth   Equity   Balanced  Bond  Gov't    Free       Free      Free
  Investment Practices

   Cross Hedging of
    Currencies                x      x      x      x        a         x       x      x       x           x        x
   Foreign Currency
    Exchange Contracts        x      x      x      x        a         x       x      x       x           x        x
   Futures Contracts &
    Related Options           a      a      a      a        a         af      a      x       a           a        a
   Interest Rate Swaps,
    Mortgage Swaps,
    Caps and Floors           x      x      x      x        x         af      a      a       a           a        a
   Mortgage Dollar Rolls      x      x      x      x        x         af      a      a       x           x        x
   Options on Foreign
    Currencies                x      x      x      x        a         x       x      x       x           x        x
   Options on Securities
    and Securities Indices    25     25     25     25       5         5       5      5       5(/6/)      5(/6/)   5(/6/)
   Repurchase Agreements    33 1/3 33 1/3 33 1/3 33 1/3   33 1/3    33 1/3  33 1/3 33 1/3  33 1/3     33 1/3    33 1/3
   Standby Commitments        x      x      x      x        x         x       x      x       a           a        a
   Unrated Obligations        x      x      x      x        x         x       x      x       10         10        10
   When-Issued and Forward
    Commitments               a      a      a      a        a         af      a      a       25         25        25
   ----------------------------------------------------------------------------------------------------------------------

 (1) Of the fixed-income portion of its portfolio, the Balanced Fund may invest: (1) 65% in asset-backed and/or mortgage-backed securities; (2) 20% in municipal obligations, and (3) 20% in debt obligations of foreign issuers. Of the equity portion of its portfolio, the Balanced Fund may invest up to 10% in securities issued by foreign issuers, including ADRs.

 (2) The Core Equity, Growth, Value and MidCap Growth Funds may invest up to 10% of their total assets in foreign securities, including ADRs.

 (3) At least 65% of the Short-Term Government Fund's investments will be in U.S. Government issued or guaranteed securities (including mortgage-related securities issued or guaranteed by the U.S. Government) that have average lives or remaining maturities of five years or less.

 (4) The Bond Fund may invest up to 65% of its total assets in asset-backed and/or mortgage-related securities.

 (5) The National, Missouri and Kansas Tax-Free Intermediate Bond Funds may invest up to 20% of their net assets in municipal obligations, the interest on which is exempt from regular federal income tax but is an item of tax preference for purposes of the federal alternative minimum tax.

 (6) The National, Missouri and Kansas Tax-Free Intermediate Bond Funds may not purchase put and call options or write covered call and put options on securities related to foreign currencies.

                                                 The Commerce Funds PAGE 55
                                                 ---------------
                                                                               .

Risks: The following chart summarizes the types of risks from which loss may result. More information about risks associated with the Funds is provided on the following pages and in the Funds' Statement of Additional Information, which is available on request. The risks that are considered to be "principal" risks are discussed above under each Fund.

 ------------------------------------------------------------------------------

                            Core               MidCap Internat'l                 Short-   National Missouri   Kansas
                           Equity Growth Value Growth   Equity   Balanced Bond Term Gov't Tax-Free Tax-Free  Tax-Free
 Risks:
  Asset-Backed Risk                                                  X      X
  Call Risk                                                          X      X       X
  Credit Risk                                                        X      X       X         X         X        X
  Currency Risk               X      X      X     X        X         X
  Emerging Market Risk                                     X
  Extension Risk                                                     X      X       X
  Euro Risk                   X      X      X     X        X         X
  Foreign Risk                X      X      X     X        X         X
  Futures/Options Risk                                     X
  Interest Rate Risk                                                 X      X       X         X         X        X
  Investment Risk             X      X      X     X        X         X      X       X         X         X        X
  Management Risk             X      X      X     X        X         X      X       X         X         X        X
  Market Risk                 X      X      X     X        X         X      X       X         X         X        X
  Maturity Risk                                                             X       X         X         X        X
  Mid-Cap and Small- Cap
   Risk                                           X        X         X
  Mortgage-Backed Risk                                               X      X       X
  Municipal Obligation
   Risk                                                                                       X         X        X
  Non-Diversified Risk                                                                                  X        X
  Portfolio Turnover Risk     X      X      X     X        X         X      X       X         X         X        X
  Prepayment Risk                                                    X      X       X
  Short-Term Investing
   Risk                       X      X      X     X        X         X      X       X         X         X        X
  State-Specific Risk                                                                                   X        X
  Tax Risk                                                                                    X         X        X
  U.S. Government
   Securities Risk                                                          X       X

 ------------------------------------------------------------------------------

Asset-Backed Risk: Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater chance of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid and therefore more difficult to value and liquidate, if necessary. Ultimately, asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, default may require

 PAGE 56 The Commerce Funds
 ---------------
 .

repossession of the personal property of the debtor, which may be difficult or impossible in some cases. Most issuers of automobile receivables permit the servicers to return possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the number of vehicles involved in a typical issuance and technical requirements under state law, the trustee for the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund's recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount owed.
Call Risk: An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when interest rates decline. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Credit Risk: An issuer of bonds may default on its obligation to pay interest and repay principal. A bond's credit rating could be downgraded. A Fund could lose money in either of these instances. The Bond Fund may invest up to 35% of its assets in obligations rated BBB or Baa by certain ratings services. These obligations are considered to have speculative characteristics and are riskier than higher rated obligations.
Currency Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A decline in the value of a foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency. Exchange rate movements can be large and unpredictable and can last for extended periods. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of a foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. An increase in foreign interest rates or a decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.
Although a Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also may be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency

                                                 The Commerce Funds PAGE 57
                                                 ---------------
                                                                               .

controls or political developments in the United States or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, the respective net currency positions of the International Equity Fund may expose it to risks independent of its securities positions. Although the net long and short foreign currency exposure of the International Equity Fund will not exceed its total asset value, to the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds investing in foreign securities are all subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.
The International Equity Fund may enter into foreign currency transactions in an effort to hedge all or any portion of its portfolio positions. Specifically, foreign currency contracts may be used for this purpose to reduce the level of volatility caused by changes in foreign currency exchange rates or when such transactions are economically appropriate for the reduction of risks in the ongoing management of the Fund. Although the contracts may be used to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. The Fund may also enter into foreign currency exchange contracts to seek to increase total return when the Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by the Fund. In addition, the International Equity Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser believes that there is a pattern of correlation between the two currencies.
Emerging Market Risk: The International Equity Fund may invest its assets in countries with emerging economies or securities markets. To the extent that a Fund has investments in emerging market countries, it will be subject to abrupt and severe price declines. Many of the economic and political structures of these countries do not compare favorably with the United States in terms of wealth and stability, and their financial markets may lack liquidity. Investments in these countries are much riskier than those in mature countries. Most of these countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have failed in the past to recognize private property rights and at times have nationalized or expropriated the assets of private companies. As a result, the risks of investing in foreign securities, including the risks of nationalization and expropriation may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability of additional investments in those countries. The small size and

 PAGE 58 The Commerce Funds
 ---------------
 .

inexperience of the securities markets in certain countries and limited volume of trading in securities in those countries may make the Fund's investments in such countries illiquid and more volatile than investments in most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.
Extension Risk: An issuer may exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and a Fund will also suffer from the inability to invest in higher-yielding securities.
Euro Risk: A single european common currency, the euro, was introduced on January 1, 1999. The move to a shared common currency by 11 diverse nations with varying economic and political systems carries risks for funds with significant investments in euro-denominated assets. (The participating nations are Germany, France, Italy, the Netherlands, Spain, Portugal, Austria, Belgium, Finland, Iceland, and Luxembourg.) The euro, or the economies of those countries, could be adversely affected if the European Economic and Monetary Union does not appear to be working smoothly. On the other hand, the euro may be beneficial over time by encouraging competition and productivity. Because of the number of countries using this single currency, a significant portion of the assets held by the Funds may be denominated in the euro.
Foreign Risk: Foreign securities can be riskier and more volatile than U.S. securities. Adverse political, social and economic developments in foreign countries (including the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions) or changes in the value of foreign currency can make it harder for the portfolio to sell its securities and could reduce the value of your shares. Changes in or the lack of tax, accounting, and regulatory standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Also, the costs attributable to investing abroad are usually higher than those of investing in the United States. These costs include higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less market liquidity, more market volatility and political and economic instability. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.
The International Equity, Balanced and Bond Funds may invest in foreign debt and in the securities of foreign governments. The risks of such investments include the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.
The Core Equity, Growth, Value, MidCap Growth, International Equity, and Balanced Funds may invest in ADRs, some of which may not be sponsored by the issuing

                                                 The Commerce Funds PAGE 59
                                                 ---------------
                                                                               .

institution. A non-sponsored depositary may not be required to disclose material information that a sponsored depositary would be required to provide under its contractual relationship with the issuer. Accordingly, there may not be a correlation between such information and the market value of such securities.
Futures/Options Risk: To the extent a Fund uses futures and options, it is exposed to additional volatility and potential losses. Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the option), or the obligation (where the investor writes (sells) the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be made or sold for any number of reasons, including: to manage Fund exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting Fund overall exposure to certain markets; in an effort to enhance income; as a cash management tool; to protect the value of portfolio securities; and to adjust portfolio duration. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.
Interest Rate Risk: Generally, the market value of fixed-income securities in a Fund can be expected to go up when interest rates go down and to go down when interest rates go up (although many mortgage related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Longer-term bonds and zero coupon bonds are usually more sensitive to interest rate changes than shorter-term bonds. In general, the longer the average maturity of bonds in a Fund, the more a Fund's share price will go up or down in response to interest rate changes.
Investment Risk: The value of your investment in a Fund may go up or down, which means that you could lose money.
Management Risk: A strategy used by the Adviser may fail to produce the intended results. The Adviser's assessment of companies whose securities are held by a Fund may prove incorrect, resulting in losses or poor performance, even under favorable market and interest rate conditions.
Market Risk: General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease. A Fund's NAV may fluctuate with movements in the equity markets. Maturity Risk: A Fund will not necessarily hold its securities to maturity, which could result in loss of principal.
Mid-Cap and Small-Cap Risk: Investing in securities of smaller and mid-sized companies may be riskier than investing in securities of larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. They often depend on a smaller, less experienced management group. Also, these company stocks may trade less often and in limited volume compared to stocks trading on a national securities exchange. Security prices

 PAGE 60 The Commerce Funds
 ---------------
 .

of these company stocks may be more volatile than the prices of larger company stocks. As a result, a Fund's NAV may be subject to rapid and substantial changes if it invests in these stocks.
Mortgage-Backed Risk: In addition to prepayment, call and extension risks, mortgage-backed securities may be subject to special risks, including price volatility, liquidity, and enhanced sensitivity to interest rates. Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to the Fund based on the Adviser's analysis of the market value of the security. The Bond and Balanced Funds may purchase "stripped" mortgage-backed securities
(SMBS) and other types of "stripped" securities. SMBS, in particular, are more volatile and sensitive to interest rate changes than ordinary debt securities, and there is a greater risk that a Fund's initial investment in these securities may not be fully recouped.
Municipal Obligation Risk: Payment on municipal obligations held by a Fund relating to certain projects may be secured mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust will be subject to statutory enforcement procedures and limitations on obtaining a deficiency judgment. Moreover, collection of the proceeds from that foreclosure may be delayed and the amount of the proceeds received may not be enough to pay the principal or accrued interest on the defaulted municipal obligations. The obligations of the issuer to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due the principal of or interest on a municipal obligation may be materially affected. Municipal lease obligations and certificates of participation are subject to the added risk that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although these obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover a Fund's original investment.
Non-Diversified Risk: The Missouri Tax-Free Intermediate Bond and the Kansas Tax-Free Intermediate Bond Funds are non-diversified. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives. When the Funds' assets are concentrated in obligations payable from revenues of similar projects issued by issuers located in the same state, or in industrial development bonds, the Fund will be subject to the particular risks (including

                                                 The Commerce Funds PAGE 61
                                                 ---------------
                                                                               .

legal and economic conditions) relating to such securities to a greater extent than if its assets were not so concentrated.
Portfolio Turnover Risk: The Funds may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (and, in particular, short-term gains) realized by a portfolio. Shareholders must pay tax on such capital gains.
Prepayment Risk: Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return.
Short-Term Investing Risk: For temporary defensive purposes, the Adviser may decide to suspend the normal investment activities of a Fund by investing up to 100% of its assets in cash and cash equivalent short-term obligations, including money market instruments, a term that includes bank obligations, commercial paper, U.S. Government obligations, foreign government securities (if permitted) and repurchase agreements. Bank obligations include obligations of foreign banks or foreign branches of U.S. banks. The Adviser may temporarily adopt a defensive position to reduce changes in the value of the Fund's shares that may result from adverse market, economic, political or other conditions. When the Adviser pursues a temporary defensive strategy, the Funds may not be following their stated objectives and may not profit from favorable developments that they would have otherwise profited from if they were pursuing their normal investment strategies.
State-Specific Risk: The Missouri Tax-Free Intermediate Bond Fund invests its assets predominantly in Missouri Obligations. The actual payment of principal and interest on these obligations is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. You should also be aware that provisions of the Missouri Constitution and other laws could result in certain adverse consequences affecting Missouri Obligations. Increased urbanization and continued decline in defense appropriations by the U.S. Congress have had and will continue to have an adverse impact on the State of Missouri in the foreseeable future.
The Kansas Tax-Free Intermediate Bond Fund invests its assets predominately in Kansas Obligations. The actual payment of principal and interest on these obligations is dependant on the Kansas legislature allotting money each fiscal year for these payments. You should also be aware that provisions of the Kansas Constitution and other laws could result in certain adverse consequences affecting these obligations.
Tax Risk: A fund that invests in municipal obligations may be more adversely impacted by changes in tax rates and policies than other funds. Interest income on municipal obligations is normally not subject to regular federal income tax. Any proposed or actual changes in federal income tax rates or exempt statutes that apply to interest income, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect a fund's ability to buy and sell municipal obligations at favorable yield and price levels.
U.S. Government Securities Risk: The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

 PAGE 62 The Commerce Funds
 ---------------
 .

Account Policies And Features
--------------------------------------------------------------------------------

The following information is intended to help you understand how to purchase and redeem shares of The Commerce Funds. It will also explain the features you can use to customize your Commerce Funds account to meet your needs.

Buying Institutional Shares
--------------------------------------------------------------------------------

How Are Institutional Shares Priced?
You pay no sales charges (loads) to invest in Institutional Shares of these Funds. Your share price is each Fund's net asset value (NAV), which is generally calculated as of the close of trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is received in proper form by The Commerce Funds' Transfer Agent. Therefore, to receive the NAV of any given day, The Commerce Funds must receive your order in proper form by the close of regular trading on the NYSE that day. If The Commerce Funds receives your order after the NYSE closes, you will receive the NAV that is calculated on the close of trading on the following day. The Commerce Funds are open for business on the same days as the NYSE. Each Fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds' Board of Trustees. Certain short-term securities may be valued at amortized cost, which approximates fair value.

Trading in foreign securities is generally completed before the end of regular trading on the NYSE and may occur on weekends and U.S. holidays and at other times when the NYSE is closed. As a result, there may be delays in reflecting changes in the market values of foreign securities in the calculation of the NAV for any Fund invested in foreign securities. You may not be able to redeem or purchase shares of an affected Fund during these times.


                              How to Calculate NAV

            (Value of Assets Attributable to the Class) - (Liabilities Attributable to the Class)
  NAV   =   ----------------------------------------------------------------------------------------
                                    Number of Outstanding Shares of the Class

                                                 The Commerce Funds PAGE 63
                                                 ---------------
                                                                               .

What Is The Minimum Investment For The Funds?

                                                          Initial   Additional
                                                         Investment Investments
Regular account                                            $1,000    $250
Automatic investment account                               $500      $50/month
Individual retirement accounts (except SEP & SIMPLE
 IRAs), Keogh plans, corporate retirement plans, public
 employer deferred plans, profit sharing plans and
 401(k) plans                                              $1,000    $250
SEP and SIMPLE IRAs                                        $50       $50/month

What Is The Minimum Investment If I Am An Employee Of Commerce Bancshares Or Another Commerce Funds Service Provider?

For employees, directors, officers and retirees (as well as their legal dependents) of Commerce Bancshares, Inc., Goldman, Sachs & Co., National Financial Data Services, Inc. (NFDS) and State Street Bank and Trust Company and their subsidiaries or affiliates, the following investment minimums apply:

                                                        Initial   Additional
                                                       Investment Investments
Regular account                                           $250    $100
Automatic investment account                              $100    $25/quarter
Individual retirement accounts (including SEP, SIMPLE
 and Roth IRAs) and Keogh plans                           $100    $25/quarter

Who Can Buy Institutional Shares?

This Prospectus describes the Institutional Shares of each Fund. Institutional Shares are offered primarily to:

 . investors maintaining accounts at bank trust departments or trust companies, for funds held within those accounts, including institutions affiliated with Commerce Bancshares, Inc. and its subsidiaries, and individuals who have named a bank affiliated with Commerce Bancshares, Inc., as their primary personal representative or co-personal representative under their wills;
 . participants in employer-sponsored defined contribution plans when such plans offer The Commerce Funds as one of their investment options;
 . any investor who has been a continuous shareholder in The Commerce Funds since January 1, 1997 or before;
 . employees, directors, advisory directors, officers and retirees (as well as their spouses and legal dependents) of Commerce Bancshares, Inc., Goldman, Sachs & Co., State Street Bank and Trust Company and NFDS and their subsidiaries and affiliates; and
 . financial planners, broker/dealers and their clients.

 PAGE 64 The Commerce Funds
 ---------------
 .

The Commerce Funds is also authorized to issue an additional class of shares, Services Shares. Service Shares are offered primarily to:

 . individuals, corporations or other entities, purchasing for their own accounts or for the accounts of others, and to qualified banks, savings and loan associations, and broker/dealers on behalf of their customers; and
 . financial planners and their clients.

How Do I Buy Institutional Shares?

The following section describes features and gives specific instructions on how to purchase Institutional Shares directly from The Commerce Funds. The Commerce Funds has authorized certain dealers to purchase shares of Funds on behalf of their clients. Some of the account features and instructions described in this section may not be applicable to clients of these dealers.

1. Consider The Following Features To Customize Your Account:

 . Making Automatic Investments: The Automatic Investment feature lets you transfer money from your financial institution account into your Fund account automatically either on the 1st or the 15th of the month. The Automatic Investment feature is one way to use dollar cost averaging to invest (see below). Only accounts at U.S. financial institutions that permit automatic withdrawals through the Automated Clearing House are eligible. Check with your financial institution to determine eligibility.

 . Using Dollar Cost Averaging: Dollar cost averaging involves investing a dollar amount at regular intervals. Because more shares are purchased during periods with lower share prices and fewer shares are purchased when the price is higher, your average cost per share may be reduced. In order to be effective, dollar cost averaging should be followed on a regular basis. You should be aware, however, that shares bought using dollar cost averaging are made without regard to their price on the day of investment or to market trends. In addition, while you may find dollar cost averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price. Dollar cost averaging does not assure a profit or protect against a loss in a declining market. Since dollar cost averaging involves investment in securities regardless of fluctuating price levels, you should consider your financial ability to continue to purchase through periods of low price levels. You can invest through dollar cost averaging on your own or through the Automatic Investment feature described above.

                                                 The Commerce Funds PAGE 65
                                                 ---------------
                                                                               .

2. Contact The Commerce Funds To Open Your Account:

[GRAPHIC]
    By Mail:
    -------------------------------------------------------------------------
    Complete an account application. Mail the completed application and a check payable to The Commerce Funds to:
            The Commerce Funds
            c/o Shareholder Services
            P.O. Box 219525
            Kansas City, MO 64121-9525

[GRAPHIC]
    In Person
    -------------------------------------------------------------------------
    You are welcome to stop by a Commerce Bank office location, where a registered investment representative can assist you in opening an account.
 . Federal regulations require you to provide a certified Taxpayer
  Identification Number upon opening or reopening an account.
 . If your check used for investment does not clear, a fee may be imposed by the Transfer Agent. All payments by check must be in U.S. dollars and must be drawn only on U.S. financial institutions.

How Do I Add To My Commerce Funds Account?

To add to your original investment, you may either mail your additional investment to the address above or you may use Electronic Funds Transfer.

[GRAPHIC]
    By Electronic Funds Transfer:
    -----------------------------------------------------------
    To use Electronic Funds Transfer, have your bank send your investment to: Investors Fiduciary Trust Company, with these instructions:
            --ABA #101003621
            --Account #756-044-3
            --Your name and address
            --Your social security or tax ID number
            --Name of the Fund
            --Class of shares
            --Your new account number

What Are My Options For Changing My Investment Within The Commerce Funds?

 . Changing Shares From Fund To Fund: As a shareholder, you have the privilege of exchanging your shares for Institutional Shares of any other Commerce Fund. Exchanges may also be made into the Service Shares of Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio ("Money Market Fund"). Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., serves as investment adviser for the Money Market Fund.

 PAGE 66 The Commerce Funds
 ---------------
 .

 Institutional Shares being exchanged are subject to the minimum initial and subsequent investment requirements as described above. The Commerce Funds reserves the right to reject any exchange request and the exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination of the exchange privilege will be given to shareholders except where notice is not required under the regulations of the Securities and Exchange Commission (SEC). Before exchanging your shares, you should consider carefully the investment objectives, policies, risks and expenses of the Fund you are acquiring.

 . Making Automatic Exchanges: You may request on your account application that a specified dollar amount of Institutional Shares be automatically exchanged for Institutional Shares of any other Commerce Fund. These automatic exchanges may be made on any one day of each month and are subject to the following conditions: 1) the minimum dollar amount for automatic exchanges must be at least $250 per month; 2) the value of the account in the originating Fund must be at least $1,000 after the exchange; 3) the value of the account in the acquired Fund must equal or exceed the acquired Fund's minimum initial investment requirement; and 4) the names, addresses and taxpayer identification number for the shareholder accounts of the exchanged and acquired Funds must be identical.

 . Cross Reinvesting Of Distributions: You may invest dividend or capital gain distributions from one Fund of the Institutional Class to another Fund of the Institutional Class. If you elect to reinvest the distributions paid by one Fund in shares of another Fund of The Commerce Funds, the dividends or distributions will be treated as received by you for tax purposes. Cross reinvestment privileges do not apply to the Money Market Fund described under "Changing Shares From Fund to Fund."

Redeeming Institutional Shares
--------------------------------------------------------------------------------

You May Sell Shares At Any Time: Your shares will be sold at the NAV next calculated after The Commerce Funds' Transfer Agent receives your properly completed order. Your order will be processed promptly and you will generally receive the proceeds within one week. PLEASE NOTE: If the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 15 business days.

Receipt Of Proceeds From A Sale: Proceeds will normally be wired the business day after your request to redeem shares is received in good order by the Transfer Agent. Payment by check will ordinarily be made within seven calendar days following redemption or you can have your proceeds sent by federal wire to your financial institution account. Your request to wire proceeds is subject to the financial institution's wire charges.

                                                 The Commerce Funds PAGE 67
                                                 ---------------
                                                                               .

Written requests to sell Institutional Shares must be signed by each shareholder, including each joint owner. Certain types of redemption requests will need to include a Signature Guarantee. You may obtain a Signature Guarantee from most banks or securities dealers. Guarantees from notaries public will not be accepted.

How Do I Redeem Shares From My Commerce Funds Account?
The following section describes how to redeem shares directly through The Commerce Funds. The Commerce Funds has authorized certain dealers to redeem shares of Funds on behalf of their clients. Some of the account features and instructions described in this section may not be applicable to clients of these dealers.

1. Consider Using Automated Redemption:

 . Making Automatic Withdrawals: If you are a shareholder with an account valued at $5,000 or more, you may withdraw amounts in multiples of $100 or more from your account on a monthly, quarterly, semi-annual or annual basis through the Automatic Withdrawal feature. At your option, you may choose to have your automatic withdrawal paid either by check or directly deposited into a financial institution account. Withdrawals paid by check are distributed on or about the 15th of the month. Direct deposits made to a financial institution account can be made on any day of the month. To participate in this feature, supply the necessary information on the account application or in a subsequent written request. This feature may be suspended should the value of your account fall below $500.

2. Contact The Commerce Funds To Redeem Shares From Your Account
[GRAPHIC]
    By Mail:
    -----------------------------------------------------------
    Write a letter to us that gives the following information:
      --names of all account owners
      --your account number
      --the name of the Fund
      --the dollar amount you want to redeem
      --what we should do with the proceeds
    Each owner, including each joint owner should sign the letter. Mail your request to:
      The Commerce Funds
      c/o Shareholder Services
      P. O. Box 219525
      Kansas City, MO 64121-9525

 PAGE 68 The Commerce Funds
 ---------------
 .

[GRAPHIC]
    By Telephone--Requesting Proceeds Be Wired:
    -----------------------------------------------------------
    Call The Commerce Funds with your request. Please see "What Are The Important Things To Consider When Contacting The Commerce Funds by Telephone?" below for specific instructions. When requesting a redemption by wire you must be redeeming shares in the amount of $1,000 or more. Also, the Fund must have your financial institution account information already on file. Proceeds will be wired directly to this designated account.

[GRAPHIC]
    By Telephone--Requesting Proceeds Be Sent By Check:
    -----------------------------------------------------------
    Call The Commerce Funds at 1-800-995-6365 (8 a.m.- 5 p.m. CST) with your request. Please see "What Are The Important Things to Consider When Contacting The Commerce Funds by Telephone?" below for specific instructions. The check will be made payable to the shareholder(s) of record and sent to the address listed on your account.

[GRAPHIC]
    In Person:
    -----------------------------------------------------------
    You are welcome to stop by a Commerce Bank office location, where a registered investment representative can assist you in redeeming shares from your account.

What Are The Important Things To Consider When Contacting The Commerce Funds By Telephone?

You may call us at 1-800-995-6365 (8 a.m.- 5 p.m. CST) to explain what you want to do. To make additions by phone or request electronic transfers or request redemptions, we need your prior written authorization. If you did not check the box in Section 6 of your original account application, you must send us a letter that gives us this authorization.

Telephone purchases will be made at the NAV next determined after the Transfer Agent receives an order in good form. If you should experience difficulty in redeeming your shares by telephone (e.g., because of unusual market activity), we urge you to consider redeeming your shares by mail.

You should note that the Transfer Agent may act on a telephone purchase or redemption request from any person representing himself to be you and reasonably believed by the Transfer Agent to be genuine. Neither The Commerce Funds nor any of its service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, The Commerce Funds will use all procedures considered reasonable; the Funds may be liable for any losses if they fail to do so.

                                                 The Commerce Funds PAGE 69
                                                 ---------------
                                                                               .

General Policies
--------------------------------------------------------------------------------

Dividend and Distribution Policies: As a Fund shareholder, you are entitled to any dividends and distributions from net investment income and net realized capital gains. You may choose one of the following distribution options for dividends and capital gains:
  (1) reinvest all dividend and capital gain distributions in additional Institutional Shares,

  (2) receive dividend distributions in cash and reinvest capital gain distributions in additional Institutional Shares,

  (3) receive all dividend and capital gain distributions in cash, or

  (4) have all dividend and capital gain distributions deposited directly into your designated account at a financial institution.

If you do not select an option when you open an account, all distributions will automatically be reinvested in additional Institutional Shares of the same Fund. For your protection, if you elect to have distributions mailed to you and these cannot be delivered, they will be reinvested in additional Institutional Shares of the same Fund. To change your distribution option, contact The Commerce Funds at 1-800-995-6365 (8 a.m.- 5 p.m. CST). The change will become effective after it is received and processed by the Transfer Agent.

                        Monthly    Quarterly     Annual      Net Realized
Fund                   Dividends* Dividends** Dividends*** Capital Gains****
Core Equity                             X                           X
Growth                                              X               X
Value                                   X                           X
MidCap Growth                                       X               X
International Equity                                X               X
Balanced                                X                           X
Bond                        X                                       X
Short-Term Government       X                                       X
National Tax-Free
 Intermediate Bond          X                                       X
Missouri Tax-Free
 Intermediate Bond          X                                       X
Kansas Tax-Free
 Intermediate Bond          X                                       X

* Monthly dividends are declared daily but are only distributed on or about the last business day of the month.
** Quarterly dividends are both declared and paid on the calendar quarter months.
*** Annual dividends are both declared and paid in December.
**** Each Fund declares and distributes net realized capital gains annually
     (December).

The Commerce Funds Reserves The Right To:
 . Redeem your account involuntarily if, after 60 days' written notice, your account's value remains below a $500 minimum balance. We will not redeem your account involuntarily if the value falls below the minimum balance solely as a result of market conditions. Retirement accounts and certain other accounts will not be subject to automatic liquidation.

 PAGE 70 The Commerce Funds
 ---------------
 .

 . Suspend or delay the payment of redemption proceeds when the NYSE is closed
  (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, during any emergency as determined by the SEC or during other periods of unusual market conditions.

 . Without notice, stop offering shares of a Fund, reject any purchase order
  (including exchanges), or bar an investor who the Adviser believes is engaging in excessive trading from purchasing or exchanging shares of a Fund. The Adviser does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Adviser reserves the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm fund performance and negatively impact long-term shareholders. The Adviser will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Adviser and its shareholders, the Adviser will exercise these rights if, in the Adviser's judgment, an investor has a history of excessive trading or if an investor's trading, in the judgment of the Adviser, has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

Arrangements With Certain Institutions
Financial institutions or their designees that have entered into agreements with The Commerce Funds or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than a Fund's pricing on the following business day. If payment is not received by the Funds' Transfer Agent by such time, the financial institution could be held liable for resulting fees or losses. The Commerce Funds may be deemed to have received a purchase or redemption order when a financial institution or its designee accepts the order. Orders received by the Fund in proper form will be priced at the Fund's NAV next computed after they are accepted by the financial institution or its designee. Financial institutions are responsible to their customers and The Commerce Funds for timely transmission of all subscription and redemption requests, investment information, documentation and money.

Business Of The Commerce Funds
--------------------------------------------------------------------------------

Shareholder Servicing
Certain financial institutions may charge their customers account fees for purchasing or redeeming shares of The Commerce Funds. These institutions may provide shareholder services to their clients that are not available to a shareholder dealing directly with The Commerce Funds. Each institution is responsible for notifying its customers regarding its fees and additional or changed purchase or redemption terms. You should contact your financial institution for this information.

                                                 The Commerce Funds PAGE 71
                                                 ---------------
                                                                               .

The Distributor and its affiliates may, out of its administration fee or other resources, pay a fee of up to 0.50% of the amount invested or additional incentives to qualifying dealers who initiate and are responsible for purchases of shares of The Commerce Funds. In addition, at its expense, the Distributor will provide additional compensation and promotional incentives to dealers in connection with the sales of shares of the Funds. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include payment for reasonable expenses incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

The Funds have adopted a Shareholder Administrative Services Plan that permits each Fund to pay up to 0.25% of the average daily net assets of the Shares held under the plan to third parties for providing shareholder services to the Shareholder Administrative Services Plan participants. Because these fees are paid out of each Fund's assets, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The Core Equity, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds are not currently selling shares under this Plan.

The Commerce Funds will not issue share certificates. The Transfer Agent will maintain a complete record of your account and will issue you a statement at least quarterly. You will also be sent confirmations of purchases and redemptions.

As a shareholder in the Funds, you will receive an Annual Report and a Semi-Annual Report. To eliminate unnecessary duplication, only one copy of such reports will be sent to the same mailing address. If you would like a duplicate copy to be mailed to you, please contact The Commerce Funds at 1-800-995-6365 (8 a.m.-5 p.m. CST).

Tax Information
--------------------------------------------------------------------------------

The following is a brief summary of the federal income tax consequences of investing in The Commerce Funds. You may also have to pay state and local taxes on your investment, and you should always consult with your tax adviser for specific guidance on your investment in The Commerce Funds.

Taxes On Distributions
The Funds' distributions will generally be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund held the relevant assets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year, The Commerce Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

 PAGE 72 The Commerce Funds
 ---------------
 .

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your capital. This is known as "buying into a dividend."

Taxes On Exchanges And Redemptions
When you redeem or exchange shares in any Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares. The one major exception to these tax rules is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Backup Withholding
By law, The Commerce Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

International Equity Fund
It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Equity Fund may elect to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

Tax Consequences Of The National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds
The National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds' distributions will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending on the Funds' investments, that a portion of the Funds' distributions could be taxable to shareholders as ordinary income or capital gains. Moreover, although distributions are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state.

                                                 The Commerce Funds PAGE 73
                                                 ---------------
                                                                               .

Missouri Taxes: Resident individuals, trusts and estates resident in Missouri, and corporations within Missouri tax jurisdiction will not be subject to Missouri income tax on dividends from the Missouri Tax-Free Intermediate Bond Fund that are derived from interest on obligations of the State of Missouri and its political subdivisions (to the extent such interest is exempt from federal income tax) or on obligations issued by the U.S. Government, the Government of Puerto Rico, the Virgin Islands or Guam. Resident individuals, trusts and estates and corporations generally will be subject to Missouri income tax on other dividends received from the Fund, including dividends derived from interest on obligations of other issuers and all long-term and short-term capital gains.

Kansas Taxes: Resident individual trusts and estates resident in Kansas, and corporations within Kansas tax jurisdiction will not be subject to Kansas income tax on dividends from the Kansas Tax-Free Intermediate Bond Fund that are derived from interest on obligations of the State of Kansas and its political subdivisions (to the extent such interest is exempt from federal income tax) or on obligations issued by the U.S. Government, the Government of Puerto Rico, the Virgin Islands or Guam. Resident individuals, trusts and estates and corporations generally will be subject to Kansas income tax on other dividends received from the Fund, including dividends derived from interest on obligations of other issuers and all long-term and short-term capital gains.

Service Providers
--------------------------------------------------------------------------------

Investment Adviser: Commerce Investment Advisers, Inc. (The "Adviser")
Commerce Investment Advisers, Inc., a subsidiary of Commerce Bank, N.A., known collectively as "Commerce," serves as Adviser for the Funds, selecting investments and making purchases and sale orders for securities in each Fund's portfolio. Commerce Bank and Commerce Investment Advisers each have offices at 1000 Walnut Street, Kansas City, Missouri 64106 and 8000 Forsyth Boulevard, St. Louis, Missouri 63105. Commerce Bank is a subsidiary of Commerce Bancshares, Inc., a registered multi-bank holding company. Commerce has provided investment management services to The Commerce Funds since 1994, to private and public pension funds, endowments and foundations since 1946 and to individuals since 1906. As of December 31, 2000, the Adviser and its affiliates had approximately $10.2 billion in assets under management.

 PAGE 74 The Commerce Funds
 ---------------
 .

The Adviser receives a fee for the advisory services provided and expenses assumed under the Advisory Agreement. During the last fiscal year, the Funds paid the Adviser the following fees, calculated as a percentage of the Funds' average daily net assets:

                                          Actual Rate
                                            Paid In
                                          Fiscal Year
                                             2000
Core Equity Fund                             0.75%
Growth Fund                                  0.75%
Value Fund                                   0.75%
MidCap Growth Fund                           0.75%
International Equity Fund                    0.94%
Balanced Fund                                0.70%
Bond Fund                                    0.50%
Short-Term Government Fund                   0.30%
National Tax-Free Intermediate Bond Fund     0.35%
Missouri Tax-Free Intermediate Bond Fund     0.30%
Kansas Tax-Free Intermediate Bond Fund       0.50%

Any difference between the contractual fees and the actual fees paid by the Funds reflects that the Adviser did not charge the full amount of the fees to which it would have been entitled. The Adviser's voluntary waivers with respect to the Core Equity Fund, the Value Fund, the Growth Fund and the Bond Fund may be discontinued at any time. The Adviser has contractually agreed until October 31, 2001 to waive fees and/or reimburse expenses with respect to the International Equity Fund, Balanced Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund. The rates listed above for the Core Equity Fund and the Kansas Tax-Free Intermediate Bond Fund are contractual.

                                                 The Commerce Funds PAGE 75
                                                 ---------------
                                                                               .

Fund Managers:

Person                               Fund(s)                 Experience
John Bartlett, CFA,          Equity portion of        Joined Commerce in 1991
 Senior Vice President and   Balanced                 Fund manager since 2000
 Director of Economics &                              23 years of experience
 Market Strategy
Scott M. Colbert, CFA,       Balanced (Fixed-Income   Joined Commerce in 1993
 Senior Vice President and   portion), Bond, Short-   Fund manager since
 Director of Fixed Income    Term Government          inception
 Management                                           14 years of experience
Paul D. Cox, CFA,            MidCap Growth            Joined Commerce in 1989
 Senior Vice President and                            Fund manager since
 Director of Equity                                   inception
 Management                                           21 years of experience
Michael E. Marks, CFA        Core Equity              Joined Commerce in 1999
 and Vice President                                   Formerly a Portfolio
                                                      Manager and Senior
                                                      Investment Analyst from
                                                      November 1993 to October
                                                      1998 at IAA Trust
                                                      Company Fund manager
                                                      since Fund inception
                                                      7 years of experience
Brian P. Musielak, CFA       National Tax-Free,       Joined Commerce in 1995
 and Assistant Vice          Missouri Tax-Free and    Fund manager since 1999
 President                   *Kansas Tax-Free         (*since inception)
                             Intermediate Bond        6 years of experience
David W. Wente,              Value                    Originally joined
 Vice President                                       Commerce in 1993
                                                      Rejoined Commerce in
                                                      1996
                                                      Equity Analyst for the
                                                      Fund since inception
                                                      Fund manager since 2000
                                                      9 years of experience
Joseph C. Williams III, CFA  Growth                   Joined Commerce in 1975
 and Vice President                                   Fund manager since
                                                      inception
                                                      24 years of experience

Sub-adviser: T. Rowe Price International, Inc.
T. Rowe Price International. Inc. ("Price International" or the "Sub-Adviser") (formerly known as Rowe Price-Fleming International, Inc.) has been the sub-adviser to the International Equity Fund since its inception in 1994. Prior to August 8, 2000, Price International was 50% owned by Robert Fleming Holdings Limited and 50% owned by T. Rowe Price Associates, Inc. ("T. Rowe Price"). On August 8, 2000, T. Rowe Price became the sole owner of Price International. At the same time, T. Rowe Price changed the name of the Sub-Adviser from Rowe Price-Fleming International, Inc. to T. Rowe Price International, Inc. The August 8, 2000 purchase caused the sub-investment advisory agreement in effect as of that date ("Old Agreement") between the Adviser and Price International to terminate automatically. The Board of Trustees approved a new

 PAGE 76 The Commerce Funds
 ---------------
 .

continuing sub-investment advisory agreement between the Adviser and Price International ("New Sub-Advisory Agreement"). The shareholders of the Fund approved the New Sub-Advisory Agreement at a shareholder meeting on November 20, 2000.

For the services provided and expenses assumed under the Sub-Advisory Agreement, the Adviser will pay the Sub-Adviser a monthly management fee at an annual rate of 0.75% of the first $20 million of the average daily net assets of the Fund, 0.60% of the next $30 million of average daily net assets of the Fund and 0.50% of the average daily net assets of the Fund in excess of $50 million. When average daily net assets exceed $200 million, the fee will be reset to 0.50% of all average daily net assets of the Fund with a transitional credit provided on assets between $184 million and $200 million; and when average daily net assets exceed $500 million, the fee will be reset to 0.45% of all Fund assets. The transitional credit is determined by dividing the product of (i) the excess in assets of the Fund over $184 million and (ii) $80,000 by $16 million. For the fiscal year ended October 31, 2000, Price International received advisory fees at the effective annual rate of 0.54% of the Fund's average daily net assets.

Under the Old Agreement, the Fund paid Price International the same management fee as described in the preceding paragraph, except that the management fee was not reset to 0.45% of the Fund's average daily net assets when the Fund's average daily net assets exceeded $500 million.

As noted above, Price International is a wholly-owned subsidiary of T. Rowe Price. Price International's and T. Rowe Price's offices are each located at 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2000, Price International managed over $32.7 billion in investments for individual and institutional accounts.

Commerce has overall responsibility for managing the portfolio, developing and executing the Fund's investment program and for supervising the Sub-Adviser's activities under the Sub-Advisory Agreements.

Administrator: Goldman Sachs Asset Management ("GSAM" Or The "Administrator") GSAM serves as Administrator of each of the Funds. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM is a unit of the Investment Management Division of Goldman, Sachs & Co., the Distributor of the Funds.

Distributor: Goldman, Sachs & Co. ("Goldman" Or The "Distributor")
Shares of each Fund are sold on a continuous basis by Goldman as Distributor. Goldman is located at 85 Broad Street, New York, New York 10004.

                                                 The Commerce Funds PAGE 77
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Transfer Agent: State Street Bank And Trust Company ("State Street" Or The
"Transfer Agent")
State Street has delegated its responsibilities as Transfer Agent to its indirect subsidiary, National Financial Data Services, Inc. ("NFDS"). State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. NFDS is located at 330 W. 9th Street, Kansas City, Missouri 64105.

Custodian: State Street Bank And Trust Company (The "Custodian")
State Street also serves as the Custodian of each of the Funds.


 PAGE 78 The Commerce Funds
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How Can I Contact The Commerce Funds?
If you would like more information about The Commerce Funds, you may request the following documents:

Statement of Additional Information
The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this prospectus.

Securities and Exchange Commission Reports
You can review and copy, after paying a duplicating fee, the reports of the Funds and the SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-0102 or by electronic request to:
publicinfo@sec.gov or by visiting the Public Reference Room. Call the SEC at
(202) 942-8090 for information on operation of the public reference room. You can get copies of this information for free on the SEC's EDGAR database at http://www.sec.gov.

The Funds' investment company registration number is 811-8598.

Annual and Semi-Annual Reports
The Funds' annual and semi-annual reports contain additional information about the Funds' investments. The annual report also discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To make shareholder inquiries or to receive free copies of the SAI and the annual and semi-annual reports, contact The Commerce Funds in writing, via the World Wide Web, or by telephone, as listed below.


                                   [GRAPHIC]

                         [LOGO OF COMMERCE FUNDS](TM)

                         P.O. Box 219525
                         Kansas City, Missouri 64121-9525

                         www.commercefunds.com

                         1- 8 0 0 - 9 9 5 - 6 3 6 5
                            (8 a.m. - 5 p.m. CST)